AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 85.8%
Common Stocks — 37.1%
Aerospace & Defense — 0.8%
Airbus SE (France)	22,065	$ 2,864,675
Boeing Co. (The)	7,862	2,991,255
General Dynamics Corp.	18,829	3,440,623
MTU Aero Engines AG (Germany)	2,540	675,988
Northrop Grumman Corp.	10,476	3,926,300
Remington Outdoor Co., Inc.*^	11,576	21,705
Safran SA (France)	19,207	3,024,311
Thales SA (France)	4,641	533,821
United Technologies Corp.	8,600	1,174,072
		18,652,750
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	17,372	580,420
Hyundai Glovis Co. Ltd. (South Korea)	532	69,424
United Parcel Service, Inc. (Class B Stock)(u)	17,366	2,080,794
Yamato Holdings Co. Ltd. (Japan)	7,600	114,721
		2,845,359
Airlines — 0.1%
Delta Air Lines, Inc.	34,500	1,987,200
Japan Airlines Co. Ltd. (Japan)	9,400	279,100
Ryanair Holdings PLC (Ireland), ADR*	7,373	489,420
Southwest Airlines Co.	7,700	415,877
		3,171,597
Auto Components — 0.2%
Bosch Ltd. (India)	279	55,447
Bridgestone Corp. (Japan)	11,400	442,817
Continental AG (Germany)	8,358	1,070,129
Faurecia SE (France)	8,688	412,539
Hyundai Mobis Co. Ltd. (South Korea)	901	190,265
LCI Industries	5,910	542,833
Mando Corp. (South Korea)	2,483	75,384
Nexteer Automotive Group Ltd. (China)	33,000	27,776
NGK Spark Plug Co. Ltd. (Japan)	18,900	362,314
Sumitomo Electric Industries Ltd. (Japan)	19,100	243,868
		3,423,372
Automobiles — 0.3%
Astra International Tbk PT (Indonesia)	1,198,800	558,811
Daimler AG (Germany)	14,193	704,855
Ford Otomotiv Sanayi A/S (Turkey)	4,996	52,599
Geely Automobile Holdings Ltd. (China)	99,000	168,440
General Motors Corp. Escrow Shares*^	110,000	11
Great Wall Motor Co. Ltd. (China) (Class H Stock)	64,000	43,063
Honda Motor Co. Ltd. (Japan)	61,700	1,605,034
Hyundai Motor Co. (South Korea)	2,466	276,624
Kia Motors Corp. (South Korea)	3,190	121,829
Mahindra & Mahindra Ltd. (India)	38,857	300,407
Maruti Suzuki India Ltd. (India)	1,839	174,431
Peugeot SA (France)	38,821	968,260
Renault SA (France)	10,185	584,526
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
SAIC Motor Corp. Ltd. (China) (Class A Stock)	28,400	$ 94,511
Tesla, Inc.*(a)	1,414	340,590
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	16,138	58,020
Toyota Motor Corp. (Japan)	21,400	1,436,435
		7,488,446
Banks — 3.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	26,254	462,904
Absa Group Ltd. (South Africa)	13,924	140,714
Al Rajhi Bank (Saudi Arabia)	7,478	126,177
Alinma Bank (Saudi Arabia)	20,214	121,137
Australia & New Zealand Banking Group Ltd. (Australia)	40,973	788,403
Axis Bank Ltd. (India)	25,226	244,230
Banco do Brasil SA (Brazil)	7,997	87,766
Banco Santander Chile (Chile), ADR	14,116	395,248
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)	61,781	77,985
Banco Santander SA (Spain)	84,651	345,020
Bancolombia SA (Colombia)	5,900	66,494
Bank Central Asia Tbk PT (Indonesia)	502,100	1,075,946
Bank of America Corp.	138,800	4,048,796
Bank of China Ltd. (China) (Class H Stock)	842,000	331,515
Bank Polska Kasa Opieki SA (Poland)	5,662	144,650
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,765,400	1,094,016
Bankia SA (Spain)	132,501	250,044
BankUnited, Inc.	12,450	418,569
BNP Paribas SA (France)	17,903	871,961
Cadence BanCorp	17,080	299,583
Capitec Bank Holdings Ltd. (South Africa)	7,198	612,259
China Construction Bank Corp. (China) (Class H Stock)	907,000	691,276
China Merchants Bank Co. Ltd. (China) (Class H Stock)	50,500	240,889
CIMB Group Holdings Bhd (Malaysia)	62,300	74,920
Citigroup, Inc.	21,579	1,490,677
Citizens Financial Group, Inc.	35,300	1,248,561
Commerce Bancshares, Inc.(a)	9,703	588,487
Commonwealth Bank of Australia (Australia)	2,941	160,325
Concordia Private Placement*	8,261	100,867
Credicorp Ltd. (Peru)	4,289	893,999
CTBC Financial Holding Co. Ltd. (Taiwan)	319,000	211,955
Cullen/Frost Bankers, Inc.(a)	4,370	386,964
DBS Group Holdings Ltd. (Singapore)	117,400	2,124,411
DNB ASA (Norway)	51,837	912,925
E.Sun Financial Holding Co. Ltd. (Taiwan)	212,708	180,025
East West Bancorp, Inc.	22,276	986,604
Erste Group Bank AG (Austria)*	32,575	1,077,152
A1

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Fifth Third Bancorp	22,000	$ 602,360
FinecoBank Banca Fineco SpA (Italy)	35,886	380,383
First Financial Bancorp	16,570	405,551
First Hawaiian, Inc.	18,912	504,950
First Horizon National Corp.	27,532	446,018
First Republic Bank	16,587	1,603,963
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	132,900	716,289
Hana Financial Group, Inc. (South Korea)	5,478	161,612
HDFC Bank Ltd. (India), ADR	73,330	4,183,477
HSBC Holdings PLC (United Kingdom)	93,085	714,288
Huntington Bancshares, Inc.(a)	148,051	2,112,688
IBERIABANK Corp.	5,660	427,556
IndusInd Bank Ltd. (India)	5,487	107,326
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	738,000	494,661
Industrial Bank of Korea (South Korea)	4,163	45,965
ING Groep NV (Netherlands)	150,881	1,580,564
Itau Unibanco Holding SA (Brazil), ADR	143,058	1,203,118
Kasikornbank PCL (Thailand), NVDR	35,200	180,168
KB Financial Group, Inc. (South Korea)	6,183	221,104
KBC Group NV (Belgium)	23,172	1,506,098
KeyCorp	99,156	1,768,943
Komercni banka A/S (Czech Republic)	2,730	92,329
Kotak Mahindra Bank Ltd. (India)	31,296	726,869
Lloyds Banking Group PLC (United Kingdom)	436,517	290,354
M&T Bank Corp.	11,174	1,765,157
Mitsubishi UFJ Financial Group, Inc. (Japan)	147,800	752,816
Moneta Money Bank A/S (Czech Republic), 144A	23,603	72,773
National Australia Bank Ltd. (Australia)	4,341	87,002
National Commercial Bank (Saudi Arabia)	13,853	169,981
OTP Bank Nyrt (Hungary)	4,571	190,302
Ping An Bank Co. Ltd. (China) (Class A Stock)	51,700	112,837
PNC Financial Services Group, Inc. (The)	17,000	2,382,720
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	250,000	152,816
Public Bank Bhd (Malaysia)	75,500	361,958
Qatar National Bank QPSC (Qatar)	33,227	175,883
Sberbank of Russia PJSC (Russia)	366,807	1,287,882
Sberbank of Russia PJSC (Russia), ADR(a)	28,919	408,987
Shinhan Financial Group Co. Ltd. (South Korea)	6,298	220,074
Siam Commercial Bank PCL (The) (Thailand)	59,400	229,447
Standard Chartered PLC (United Kingdom)	76,230	640,261
Sumitomo Mitsui Financial Group, Inc. (Japan)	68,300	2,343,066
SunTrust Banks, Inc.	45,046	3,099,165
SVB Financial Group*	8,375	1,749,956
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Svenska Handelsbanken AB (Sweden) (Class A Stock)	176,212	$ 1,650,667
U.S. Bancorp	23,100	1,278,354
UniCredit SpA (Italy)	4,933	58,184
United Overseas Bank Ltd. (Singapore)	3,700	68,701
Wells Fargo & Co.	55,000	2,774,200
Western Alliance Bancorp	10,627	489,692
Westpac Banking Corp. (Australia)	7,066	141,281
Wintrust Financial Corp.	7,193	464,884
Woori Financial Group, Inc. (South Korea)	3,904	40,676
		67,019,810
Beverages — 0.9%
Ambev SA (Brazil)	62,788	290,143
Ambev SA (Brazil), ADR	151,743	701,053
Anheuser-Busch InBev SA/NV (Belgium)	15,481	1,477,685
Asahi Group Holdings Ltd. (Japan)	13,800	685,601
Budweiser Brewing Co. APAC Ltd. (China), 144A*	283,900	1,021,471
Cia Cervecerias Unidas SA (Chile), ADR	1,996	44,291
Coca-Cola Co. (The)	94,746	5,157,972
Constellation Brands, Inc. (Class A Stock)	18,387	3,811,258
Cott Corp.	20,270	252,767
Diageo PLC (United Kingdom)	61,561	2,516,051
Fomento Economico Mexicano SAB de CV (Mexico), ADR	8,307	760,755
Heineken NV (Netherlands)	2,485	268,528
Keurig Dr. Pepper, Inc.(a)	18,400	502,688
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	5,051	813,073
Molson Coors Brewing Co. (Class B Stock)(a)	7,000	402,500
Pernod Ricard SA (France)	12,773	2,275,831
		20,981,667
Biotechnology — 0.2%
3SBio, Inc. (China), 144A*	50,000	83,256
AbbVie, Inc.	10,800	817,776
Alexion Pharmaceuticals, Inc.*	9,266	907,512
CSL Ltd. (Australia)	2,478	391,832
Exact Sciences Corp.*	10,071	910,116
Exelixis, Inc.*	35,486	627,570
Intercept Pharmaceuticals, Inc.*(a)	3,842	254,955
Sage Therapeutics, Inc.*(a)	2,717	381,168
Vertex Pharmaceuticals, Inc.*	4,910	831,852
		5,206,037
Building Products — 0.2%
Daikin Industries Ltd. (Japan)	15,100	1,997,474
Fortune Brands Home & Security, Inc.	28,139	1,539,203
Lennox International, Inc.(a)	2,367	575,110
		4,111,787

A2

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets — 1.1%
3i Group PLC (United Kingdom)	54,946	$ 787,148
Ameriprise Financial, Inc.	15,291	2,249,306
Assetmark Financial Holdings, Inc.*	2,390	62,259
B3 SA - Brasil Bolsa Balcao (Brazil)	22,823	240,702
BlackRock, Inc.(a)	2,077	925,594
Blackstone Group, Inc. (The) (Class A Stock)(u)	4,660	227,594
Charles Schwab Corp. (The)	45,306	1,895,150
Credit Suisse Group AG (Switzerland)*	28,849	353,583
Deutsche Bank AG (Germany)	11,157	83,550
Deutsche Boerse AG (Germany)	10,848	1,695,405
Eaton Vance Corp.	7,374	331,314
FactSet Research Systems, Inc.(a)	1,509	366,642
Focus Financial Partners, Inc. (Class A Stock)*	12,100	287,980
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	51,700	1,523,043
Invesco Ltd.	24,400	413,336
KIWOOM Securities Co. Ltd. (South Korea)	665	37,818
Lazard Ltd. (Class A Stock)	11,335	396,725
London Stock Exchange Group PLC (United Kingdom)	15,276	1,373,086
Macquarie Group Ltd. (Australia)	803	71,077
Moelis & Co. (Class A Stock)	10,172	334,150
Morgan Stanley	103,363	4,410,499
Morningstar, Inc.	2,650	387,271
Moscow Exchange MICEX-RTS PJSC (Russia), (MICEX)	75,601	110,518
Moscow Exchange MICEX-RTS PJSC (Russia), (MOEX)	1,649	2,409
Nasdaq, Inc.	10,186	1,011,979
Natixis SA (France)	84,960	353,023
Northern Trust Corp.	7,900	737,228
S&P Global, Inc.	7,259	1,778,310
T. Rowe Price Group, Inc.	14,100	1,610,925
TD Ameritrade Holding Corp.	14,558	679,859
Yuanta Financial Holding Co. Ltd. (Taiwan)	196,000	116,822
		24,854,305
Chemicals — 0.5%
AdvanSix, Inc.*	9,680	248,970
Air Liquide SA (France)	8,248	1,175,031
Akzo Nobel NV (Netherlands)	6,667	594,607
Asian Paints Ltd. (India)	15,470	385,311
BASF SE (Germany)	2,356	164,754
Chr Hansen Holding A/S (Denmark)	3,212	272,642
Daicel Corp. (Japan)	46,800	398,868
Eastman Chemical Co.	21,708	1,602,702
Formosa Chemicals & Fibre Corp. (Taiwan)	37,000	103,484
Formosa Plastics Corp. (Taiwan)	69,000	210,119
GCP Applied Technologies, Inc.*	14,864	286,132
LG Chem Ltd. (South Korea)	551	138,389
Linde PLC (United Kingdom)	14,529	2,822,081
Lotte Chemical Corp. (South Korea)	575	113,952
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Petronas Chemicals Group Bhd (Malaysia)	67,200	$ 121,034
PQ Group Holdings, Inc.*	22,968	366,110
PTT Global Chemical PCL (Thailand), NVDR	22,200	38,987
Quaker Chemical Corp.	3,002	474,736
Sasol Ltd. (South Africa)	3,668	61,436
Saudi Basic Industries Corp. (Saudi Arabia)	4,599	112,740
Shin-Etsu Chemical Co. Ltd. (Japan)	14,100	1,522,115
Toray Industries, Inc. (Japan)	50,400	376,125
UPL Ltd. (India)	15,499	132,205
Valvoline, Inc.	14,139	311,482
		12,034,012
Commercial Services & Supplies — 0.3%
Advanced Disposal Services, Inc.*	10,363	337,523
Brady Corp. (Class A Stock)	10,171	539,572
BrightView Holdings, Inc.*(a)	9,320	159,838
China Everbright International Ltd. (China)	122,000	94,150
Copart, Inc.*	17,680	1,420,234
Country Garden Services Holdings Co. Ltd. (China)	46,000	133,008
Greentown Service Group Co. Ltd. (China)	96,000	94,478
Herman Miller, Inc.	1,508	69,504
IAA, Inc.*	10,385	433,366
KAR Auction Services, Inc.(a)	10,485	257,407
MSA Safety, Inc.	5,540	604,469
US Ecology, Inc.	3,751	239,839
Waste Connections, Inc.	29,640	2,726,880
		7,110,268
Communications Equipment — 0.1%
Arista Networks, Inc.*	3,120	745,430
Cisco Systems, Inc.	20,600	1,017,846
CommScope Holding Co., Inc.*	39,200	460,992
Nokia OYJ (Finland)	35,032	177,143
		2,401,411
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	16,887	675,090
China Railway Group Ltd. (China) (Class H Stock)	96,000	58,379
China State Construction International Holdings Ltd. (China)	40,000	37,706
Daelim Industrial Co. Ltd. (South Korea)	932	81,308
Eiffage SA (France)	6,346	657,867
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)	917	25,268
Larsen & Toubro Ltd. (India)	7,760	161,656
Vinci SA (France)	1,880	202,411

A3

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
WillScot Corp.*	29,710	$ 462,882
		2,362,567
Construction Materials — 0.3%
Cemex SAB de CV (Mexico), ADR	9,485	37,181
CRH PLC (Ireland)	4,575	157,517
LafargeHolcim Ltd. (Switzerland)*	33,075	1,626,303
Martin Marietta Materials, Inc.	6,800	1,863,880
Siam Cement PCL (The) (Thailand)	46,100	615,246
UltraTech Cement Ltd. (India)	1,953	119,819
Vulcan Materials Co.	9,444	1,428,311
		5,848,257
Consumer Finance — 0.3%
American Express Co.(u)	27,381	3,238,625
Capital One Financial Corp.	28,400	2,583,832
Shriram Transport Finance Co. Ltd. (India)	5,954	90,202
		5,912,659
Containers & Packaging — 0.4%
AptarGroup, Inc.	8,879	1,051,718
Avery Dennison Corp.	10,809	1,227,578
Ball Corp.	38,096	2,773,770
Crown Holdings, Inc.*	32,270	2,131,756
Graphic Packaging Holding Co.	48,300	712,425
Packaging Corp. of America	8,400	891,240
Westrock Co.	21,200	772,740
		9,561,227
Distributors — 0.1%
Genuine Parts Co.	3,075	306,239
Pool Corp.	5,383	1,085,751
		1,391,990
Diversified Consumer Services — 0.0%
Cogna Educacao (Brazil)	25,736	69,435
ServiceMaster Global Holdings, Inc.*	7,000	391,300
		460,735
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class A Stock)*(u)	5	1,559,160
Berkshire Hathaway, Inc. (Class B Stock)*(u)	3,276	681,474
Chailease Holding Co. Ltd. (Taiwan)	38,080	153,633
Far East Horizon Ltd. (China)	72,000	67,102
FirstRand Ltd. (South Africa)	262,298	1,077,679
		3,539,048
Diversified Telecommunication Services — 0.6%
China Unicom Hong Kong Ltd. (China)	148,000	157,320
Deutsche Telekom AG (Germany)	104,970	1,761,571
Nippon Telegraph & Telephone Corp. (Japan)	16,800	802,705
Orange SA (France)	108,872	1,707,818
Saudi Telecom Co. (Saudi Arabia)	3,921	113,683
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Swisscom AG (Switzerland)	1,564	$ 771,858
Telefonica SA (Spain)	21,218	162,047
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	763,500	232,031
Telenor ASA (Norway)	35,837	718,423
Verizon Communications, Inc.	104,965	6,335,687
		12,763,143
Electric Utilities — 1.0%
American Electric Power Co., Inc.	43,114	4,039,351
Duke Energy Corp.	7,400	709,364
Edison International	27,970	2,109,497
Enel SpA (Italy)	309,578	2,313,968
Entergy Corp.(u)	9,460	1,110,225
Equatorial Energia SA (Brazil)	6,081	146,985
Eversource Energy(a)	9,200	786,324
Iberdrola SA (Spain)	111,929	1,163,930
Korea Electric Power Corp. (South Korea)*	2,813	60,923
NextEra Energy, Inc.(u)	21,073	4,909,798
Portland General Electric Co.	11,236	633,373
Power Grid Corp. of India Ltd. (India)	53,625	150,868
SSE PLC (United Kingdom)	45,337	694,084
Tenaga Nasional Bhd (Malaysia)	37,100	120,770
Xcel Energy, Inc.	66,711	4,328,877
		23,278,337
Electrical Equipment — 0.5%
AMETEK, Inc.	11,058	1,015,346
Bharat Heavy Electricals Ltd. (India)	89,347	61,145
Eaton Corp. PLC	28,936	2,406,029
Generac Holdings, Inc.*	17,357	1,359,747
Legrand SA (France)	16,418	1,172,365
Mabuchi Motor Co. Ltd. (Japan)	15,400	577,513
NARI Technology Co. Ltd. (China) (Class A Stock)	27,200	77,917
Nidec Corp. (Japan)	8,000	1,084,487
Schneider Electric SE (France)	38,052	3,336,256
Varta AG (Germany)*	2,445	242,362
WEG SA (Brazil)	83,475	488,199
		11,821,366
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	9,889	954,289
Arrow Electronics, Inc.*	12,584	938,515
BOE Technology Group Co. Ltd. (China) (Class A Stock)	58,388	30,616
Corning, Inc.	15,873	452,698
Delta Electronics, Inc. (Taiwan)	147,000	628,665
Hitachi Ltd. (Japan)	8,100	303,577
Hon Hai Precision Industry Co. Ltd. (Taiwan)	54,000	127,729
Ingenico Group SA (France)	4,839	471,506
Keyence Corp. (Japan)	3,200	1,994,441
Keysight Technologies, Inc.*	12,893	1,253,844
Largan Precision Co. Ltd. (Taiwan)	6,000	864,047

A4

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Luxshare Precision Industry Co. Ltd. (China) (Class A Stock)	29,720	$ 111,206
nLight, Inc.*(a)	13,250	207,495
Samsung SDI Co. Ltd. (South Korea)	931	173,926
Sunny Optical Technology Group Co. Ltd. (China)	10,700	157,930
Zebra Technologies Corp. (Class A Stock)*	5,667	1,169,499
		9,839,983
Energy Equipment & Services — 0.0%
China Oilfield Services Ltd. (China) (Class H Stock)	90,000	107,976
Core Laboratories NV(a)	5,801	270,443
Patterson-UTI Energy, Inc.	33,988	290,597
		669,016
Entertainment — 0.4%
CD Projekt SA (Poland)	1,980	120,379
Cinemark Holdings, Inc.(a)	15,731	607,846
NCSoft Corp. (South Korea)	385	167,949
NetEase, Inc. (China), ADR	1,049	279,223
Netflix, Inc.*	16,203	4,336,247
Nintendo Co. Ltd. (Japan)	2,500	931,573
Spotify Technology SA*	7,951	906,414
Take-Two Interactive Software, Inc.*	15,735	1,972,225
		9,321,856
Equity Real Estate Investment Trusts (REITs) — 2.7%
American Homes 4 Rent (Class A Stock)	45,119	1,168,131
Americold Realty Trust(a)	6,105	226,312
AvalonBay Communities, Inc.	2,882	620,581
Boston Properties, Inc.	862	111,767
Brixmor Property Group, Inc.	72,829	1,477,701
CoreSite Realty Corp.	3,996	486,913
Cousins Properties, Inc.	22,853	859,044
CubeSmart	15,270	532,923
Dexus (Australia)	48,147	388,532
Digital Realty Trust, Inc.	5,805	753,547
Douglas Emmett, Inc.	27,744	1,188,276
EastGroup Properties, Inc.	9,112	1,139,182
Equinix, Inc.	5,893	3,399,082
Equity LifeStyle Properties, Inc.	13,515	1,805,604
Equity Residential	27,542	2,375,773
Essex Property Trust, Inc.	6,076	1,984,725
Federal Realty Investment Trust	9,558	1,301,226
Goodman Group (Australia)	44,477	426,493
Growthpoint Properties Ltd. (South Africa)	62,770	95,859
HCP, Inc.	54,336	1,935,992
Healthcare Trust of America, Inc. (Class A Stock)	13,851	406,942
Highwoods Properties, Inc.	7,902	355,116
Host Hotels & Resorts, Inc.	65,770	1,137,163
Hudson Pacific Properties, Inc.	20,290	678,903
Invitation Homes, Inc.	50,323	1,490,064
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
JBG SMITH Properties	27,335	$ 1,071,805
Kimco Realty Corp.	41,400	864,432
Liberty Property Trust	20,775	1,066,381
Life Storage, Inc.	1,700	179,197
MGM Growth Properties LLC (Class A Stock)	13,541	406,907
Mid-America Apartment Communities, Inc.	24,240	3,151,442
National Retail Properties, Inc.	35,514	2,002,990
Outfront Media, Inc.	42,625	1,184,123
Prologis, Inc.	89,763	7,649,603
Public Storage	14,686	3,602,035
Rayonier, Inc.	23,766	670,201
Realty Income Corp.	8,881	680,995
Rexford Industrial Realty, Inc.	21,490	945,990
RLJ Lodging Trust	21,429	364,079
SL Green Realty Corp.	4,904	400,902
Terreno Realty Corp.	20,677	1,056,388
Unibail-Rodamco-Westfield (France)	1,501	218,921
Urban Edge Properties	18,275	361,662
Ventas, Inc.	31,068	2,268,896
VEREIT, Inc.	142,094	1,389,679
VICI Properties, Inc.	63,732	1,443,530
Weingarten Realty Investors	39,423	1,148,392
Welltower, Inc.	4,120	373,478
Weyerhaeuser Co.	15,100	418,270
WP Carey, Inc.	17,288	1,547,276
		60,813,425
Food & Staples Retailing — 0.3%
BGF retail Co. Ltd. (South Korea)	336	55,363
Bid Corp. Ltd. (South Africa)	8,391	178,155
BIM Birlesik Magazalar A/S (Turkey)	5,058	44,026
BJ’s Wholesale Club Holdings, Inc.*	16,650	430,736
Cencosud SA (Chile)	24,476	40,281
Clicks Group Ltd. (South Africa)	8,461	120,094
Dino Polska SA (Poland), 144A*	2,422	94,919
Koninklijke Ahold Delhaize NV (Netherlands)	20,471	511,756
Performance Food Group Co.*	22,204	1,021,606
Pick’n Pay Stores Ltd. (South Africa)	16,471	64,608
President Chain Store Corp. (Taiwan)	83,000	775,765
Raia Drogasil SA (Brazil)	23,795	548,981
Seven & i Holdings Co. Ltd. (Japan)	19,100	734,083
Shoprite Holdings Ltd. (South Africa)	5,568	45,161
SPAR Group Ltd. (The) (South Africa)	7,856	98,954
Walgreens Boots Alliance, Inc.	16,800	929,208
Wal-Mart de Mexico SAB de CV (Mexico)	263,969	782,383
X5 Retail Group NV (Russia), GDR	3,573	124,955
		6,601,034
Food Products — 0.5%
Almarai Co. JSC (Saudi Arabia)	6,493	86,083
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	17,388	267,272
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	11,800	47,122

A5

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Nestle SA (Switzerland)	94,677	$ 10,267,995
Post Holdings, Inc.*	9,200	973,728
Tiger Brands Ltd. (South Africa)	12,839	178,628
Uni-President Enterprises Corp. (Taiwan)	53,000	127,717
		11,948,545
Gas Utilities — 0.0%
ENN Energy Holdings Ltd. (China)	13,900	144,525
Tokyo Gas Co. Ltd. (Japan)	7,200	181,734
		326,259
Health Care Equipment & Supplies — 0.6%
Alcon, Inc. (Switzerland)*	16,207	945,119
Boston Scientific Corp.*	67,522	2,747,470
DexCom, Inc.*	6,566	979,910
Envista Holdings Corp.*(a)	4,210	117,375
ICU Medical, Inc.*	2,220	354,312
Intuitive Surgical, Inc.*	6,142	3,316,250
Koninklijke Philips NV (Netherlands)	6,055	280,843
Medtronic PLC	8,400	912,408
Olympus Corp. (Japan)	12,200	165,374
Smith & Nephew PLC (United Kingdom)	53,945	1,300,204
West Pharmaceutical Services, Inc.	5,337	756,893
Zimmer Biomet Holdings, Inc.(u)	8,388	1,151,421
		13,027,579
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.*(a)	17,887	555,928
AmerisourceBergen Corp.	7,400	609,242
Anthem, Inc.	3,869	928,947
Cigna Corp.	17,588	2,669,683
Encompass Health Corp.	9,765	617,929
Fresenius Medical Care AG & Co. KGaA (Germany)	9,401	632,426
HCA Healthcare, Inc.	3,600	433,512
HealthEquity, Inc.*	4,527	258,695
IHH Healthcare Bhd (Malaysia)	51,200	69,499
Jointown Pharmaceutical Group Co. Ltd. (China) (Class A Stock)	34,900	69,762
Molina Healthcare, Inc.*	4,502	493,959
Mouwasat Medical Services Co. (Saudi Arabia)	2,871	67,153
Premier, Inc. (Class A Stock)*	10,153	293,625
Quest Diagnostics, Inc.	11,509	1,231,808
Sinopharm Group Co. Ltd. (China) (Class H Stock)	40,000	125,519
UnitedHealth Group, Inc.(u)	35,034	7,613,589
		16,671,276
Health Care Technology — 0.1%
Medidata Solutions, Inc.*	3,024	276,696
Teladoc Health, Inc.*(a)	21,486	1,455,032
Veeva Systems, Inc. (Class A Stock)*	5,571	850,636
		2,582,364
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 0.5%
Accor SA (France)	25,034	$ 1,044,306
Brinker International, Inc.(a)	13,200	563,244
Caesars Entertainment Corp.*	1,438	16,767
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	4,902	66,116
Evolution Gaming Group AB (Sweden), 144A	16,995	335,168
Hilton Worldwide Holdings, Inc.	14,828	1,380,635
Huazhu Group Ltd. (China), ADR(a)	15,470	510,819
InterContinental Hotels Group PLC (United Kingdom)	14,129	882,336
Minor International PCL (Thailand), NVDR	96,700	118,611
Monarch Casino & Resort, Inc.*	3,492	145,582
OPAP SA (Greece)	4,132	42,490
Royal Caribbean Cruises Ltd.	26,352	2,854,712
Sands China Ltd. (Macau)	321,200	1,457,572
Sodexo SA (France)	2,577	289,079
Whitbread PLC (United Kingdom)	3,351	176,746
Yum China Holdings, Inc. (China)	17,304	786,121
		10,670,304
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	46,546	370,606
D.R. Horton, Inc.	4,059	213,950
Garmin Ltd.	7,628	646,015
Haier Electronics Group Co. Ltd. (Hong Kong)	22,000	57,536
Hangzhou Robam Appliances Co. Ltd. (China) (Class A Stock)	33,300	122,518
Lennar Corp. (Class A Stock)	9,165	511,865
Midea Group Co. Ltd. (China) (Class A Stock)	84,000	600,710
Panasonic Corp. (Japan)	45,700	372,413
Sony Corp. (Japan)	42,000	2,485,955
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	30,000	72,024
Taylor Wimpey PLC (United Kingdom)	158,577	314,704
Whirlpool Corp.(u)	1,794	284,098
		6,052,394
Household Products — 0.2%
Clorox Co. (The)	2,200	334,114
Energizer Holdings, Inc.(a)	17,150	747,397
Hindustan Unilever Ltd. (India)	9,725	272,254
Procter & Gamble Co. (The)	13,542	1,684,354
Unilever Indonesia Tbk PT (Indonesia)	107,500	352,682
		3,390,801
Independent Power & Renewable Electricity Producers — 0.0%
CGN Power Co. Ltd. (China) (Class H Stock), 144A	359,000	90,845
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	162,000	91,105
Electric Power Development Co. Ltd. (Japan)	5,500	125,921

A6

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NTPC Ltd. (India)	67,762	$ 112,511
Vistra Energy Corp.	541	14,461
		434,843
Industrial Conglomerates — 0.2%
Alfa SAB de CV (Mexico) (Class A Stock)	71,657	63,182
Ayala Corp. (Philippines)	4,240	72,371
Bidvest Group Ltd. (The) (South Africa)	21,142	266,433
Carlisle Cos., Inc.	4,300	625,822
CK Hutchison Holdings Ltd. (Hong Kong)	33,500	296,087
Fosun International Ltd. (China)	43,000	53,428
Honeywell International, Inc.	8,100	1,370,520
Jardine Matheson Holdings Ltd. (Hong Kong)	15,200	812,760
KOC Holding A/S (Turkey)	70,956	237,562
Siemens AG (Germany)	2,008	215,118
SK Holdings Co. Ltd. (South Korea)	615	104,949
		4,118,232
Insurance — 1.9%
AIA Group Ltd. (Hong Kong)	645,800	6,107,668
Alleghany Corp.*	673	536,892
Allianz SE (Germany)	16,175	3,770,089
American International Group, Inc.	27,000	1,503,900
Arthur J Gallagher & Co.	7,924	709,753
ASR Nederland NV (Netherlands)	14,517	536,598
Assicurazioni Generali SpA (Italy)	20,648	400,515
Aviva PLC (United Kingdom)	251,332	1,232,332
AXA SA (France)	53,259	1,360,013
Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia)	1,814	51,496
China Life Insurance Co. Ltd. (Taiwan)*	134,000	106,222
China Life Insurance Co. Ltd. (China) (Class H Stock)	104,000	241,016
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	42,600	156,763
Chubb Ltd.	6,442	1,039,996
Fairfax Financial Holdings Ltd. (Canada)	1,178	519,268
Fubon Financial Holding Co. Ltd. (Taiwan)	118,000	169,435
Hartford Financial Services Group, Inc. (The)	16,800	1,018,248
HDFC Life Insurance Co. Ltd. (India), 144A	82,111	697,525
Kinsale Capital Group, Inc.	5,262	543,617
Legal & General Group PLC (United Kingdom)	381,401	1,164,702
Loews Corp.	43,100	2,218,788
Marsh & McLennan Cos., Inc.	9,900	990,495
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	4,740	1,226,266
NN Group NV (Netherlands)	20,239	718,204
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	128,000	149,611
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	375,500	$ 4,328,061
Poste Italiane SpA (Italy), 144A	36,587	416,300
Progressive Corp. (The)	17,793	1,374,509
Prudential PLC (United Kingdom)	125,884	2,278,580
RLI Corp.(a)	5,713	530,795
Sanlam Ltd. (South Africa)	108,990	536,713
Swiss Re AG (Switzerland)	6,442	672,113
T&D Holdings, Inc. (Japan)	43,400	463,224
Tokio Marine Holdings, Inc. (Japan)	13,600	729,779
Travelers Cos., Inc. (The)	11,000	1,635,590
Willis Towers Watson PLC(u)	6,960	1,343,071
Zurich Insurance Group AG (Switzerland)	4,541	1,737,380
		43,215,527
Interactive Media & Services — 1.2%
Alphabet, Inc. (Class A Stock)*(u)	9,051	11,052,538
Alphabet, Inc. (Class C Stock)*	5,506	6,711,814
Baidu, Inc. (China), ADR*	4,509	463,345
Facebook, Inc. (Class A Stock)*	12,947	2,305,602
NAVER Corp. (South Korea)	6,081	800,467
Tencent Holdings Ltd. (China)	154,800	6,520,237
		27,854,003
Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd. (China), ADR*	33,203	5,552,538
Amazon.com, Inc.*(u)	8,551	14,843,767
Ctrip.com International Ltd. (China), ADR*	4,529	132,655
Expedia Group, Inc.	9,300	1,250,013
GrubHub, Inc.*(a)	4,200	236,082
JD.com, Inc. (China), ADR*	25,487	718,988
Meituan Dianping (China) (Class B Stock)*	5,300	54,355
MercadoLibre, Inc. (Argentina)*	2,348	1,294,288
Naspers Ltd. (South Africa) (Class N Stock)	4,606	696,600
Prosus NV (China)*	4,524	332,098
Wayfair, Inc. (Class A Stock)*(a)	4,578	513,285
		25,624,669
IT Services — 1.6%
Automatic Data Processing, Inc.(u)	2,665	430,184
Booz Allen Hamilton Holding Corp.	13,958	991,297
Capgemini SE (France)	17,872	2,104,398
CoreLogic, Inc.*	8,103	374,926
Fidelity National Information Services, Inc.(u)	11,468	1,522,492
Fiserv, Inc.*(u)	38,912	4,030,894
Global Payments, Inc.(u)	16,004	2,544,636
HCL Technologies Ltd. (India)	7,110	108,501
Infosys Ltd. (India), ADR	138,074	1,569,901
InterXion Holding NV (Netherlands)*	9,564	779,083
Leidos Holdings, Inc.	30,917	2,655,152
Mastercard, Inc. (Class A Stock)(u)	33,326	9,050,342

A7

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Nomura Research Institute Ltd. (Japan)	10,000	$ 200,296
Otsuka Corp. (Japan)	14,100	564,422
PayPal Holdings, Inc.*	40,834	4,229,994
Tata Consultancy Services Ltd. (India)	73,436	2,178,379
Visa, Inc. (Class A Stock)(a)(u)	16,959	2,917,118
Wirecard AG (Germany)	2,761	442,971
		36,694,986
Leisure Products — 0.0%
Acushnet Holdings Corp.	11,678	308,299
Brunswick Corp.	11,839	617,049
Malibu Boats, Inc. (Class A Stock)*	691	21,200
		946,548
Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	3,418	1,039,824
Syneos Health, Inc.*	7,120	378,855
Thermo Fisher Scientific, Inc.(u)	14,561	4,241,183
Wuxi Biologics Cayman, Inc. (China), 144A*	13,500	138,383
		5,798,245
Machinery — 0.9%
Alstom SA (France)	12,465	516,466
Altra Industrial Motion Corp.	13,878	384,351
Atlas Copco AB (Sweden) (Class A Stock)	38,723	1,191,075
China Conch Venture Holdings Ltd. (China)	24,000	88,941
DMG Mori Co. Ltd. (Japan)	33,500	479,232
Douglas Dynamics, Inc.	5,700	254,049
Dover Corp.	9,300	925,908
Epiroc AB (Sweden) (Class A Stock)	41,286	447,299
FANUC Corp. (Japan)	5,100	966,794
Gates Industrial Corp. PLC*(a)	27,222	274,125
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	238	69,538
Illinois Tool Works, Inc.	7,000	1,095,430
Komatsu Ltd. (Japan)	59,200	1,368,207
Kubota Corp. (Japan)	87,300	1,329,676
Lincoln Electric Holdings, Inc.	7,064	612,873
Makita Corp. (Japan)	27,900	888,487
Middleby Corp. (The)*	3,700	432,530
Nordson Corp.	4,708	688,592
Parker-Hannifin Corp.	3,941	711,784
RBC Bearings, Inc.*	3,996	662,976
SMC Corp. (Japan)	2,674	1,152,254
Stanley Black & Decker, Inc.	13,811	1,994,446
Techtronic Industries Co. Ltd. (Hong Kong)	78,000	543,718
Toro Co. (The)	14,764	1,082,201
Volvo AB (Sweden) (Class B Stock)	39,775	558,761
Wartsila OYJ Abp (Finland)	38,879	434,626
Welbilt, Inc.*	16,080	271,109
Woodward, Inc.	4,860	524,054
		19,949,502
	Shares	Value
Common Stocks (continued)
Media — 0.7%
Altice USA, Inc. (Class A Stock)*(u)	55,704	$ 1,597,591
CBS Corp. (Class B Stock)	14,372	580,198
Charter Communications, Inc. (Class A Stock)*(u)	13,090	5,394,651
Clear Channel Outdoor Holdings, Inc.*	24,779	62,443
Comcast Corp. (Class A Stock)(u)	49,313	2,223,030
Discovery, Inc. (Class C Stock)*	32,606	802,760
DISH Network Corp. (Class A Stock)*	25,400	865,378
Entercom Communications Corp. (Class A Stock)(a)	88,022	293,993
EW Scripps Co. (The) (Class A Stock)(a)	11,041	146,624
I-CABLE Communications Ltd. (Hong Kong)*	15,252	146
iHeartMedia, Inc. (Class A Stock)*	1,238	18,570
ITV PLC (United Kingdom)	258,752	400,263
New York Times Co. (The) (Class A Stock)(a)	18,567	528,788
Nexstar Media Group, Inc. (Class A Stock)(a)	7,958	814,183
Stroeer SE & Co. KGaA (Germany)	4,732	360,402
WPP PLC (United Kingdom)	90,636	1,132,984
		15,222,004
Metals & Mining — 0.2%
Alrosa PJSC (Russia), (MICEX)	90,028	103,451
Alrosa PJSC (Russia), (MOEX)	1,964	2,256
ArcelorMittal (Luxembourg)	19,206	272,868
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	78,100	64,599
BHP Group Ltd. (Australia)	129,414	3,217,800
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	73,765	89,658
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	65,412	153,370
Hindalco Industries Ltd. (India)	25,862	69,883
Magnitogorsk Iron & Steel Works PJSC (Russia)	114,138	68,954
POSCO (South Korea)	1,081	205,869
Rio Tinto Ltd. (Australia)	9,790	614,361
Rio Tinto PLC (Australia)	3,115	161,408
Severstal PJSC (Russia), GDR	7,560	108,508
Vale SA (Brazil), ADR*	29,799	342,688
		5,475,673
Multiline Retail — 0.2%
Claire’s Private Placement*^	406	253,750
Kohl’s Corp.	16,400	814,424
Lojas Renner SA (Brazil)	77,233	936,287
Marui Group Co. Ltd. (Japan)(a)	22,600	479,134
Nordstrom, Inc.(a)	21,700	730,639
Ryohin Keikaku Co. Ltd. (Japan)	14,600	273,637
		3,487,871
Multi-Utilities — 0.1%
NiSource, Inc.	14,800	442,816
NorthWestern Corp.	8,820	661,941

A8

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
RWE AG (Germany)	6,276	$ 196,359
		1,301,116
Oil, Gas & Consumable Fuels — 1.5%
BP PLC (United Kingdom)	205,738	1,303,102
Chevron Corp.	44,750	5,307,350
China Petroleum & Chemical Corp. (China) (Class H Stock)	362,000	215,352
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	73,500	147,873
Cimarex Energy Co.	3,380	162,037
CNOOC Ltd. (China)	83,000	126,744
Concho Resources, Inc.	8,822	599,014
ConocoPhillips	27,300	1,555,554
Diamondback Energy, Inc.	29,919	2,690,017
Ecopetrol SA (Colombia), ADR	2,633	44,840
Eni SpA (Italy)	60,517	925,578
EOG Resources, Inc.	9,288	689,355
EQT Corp.	31,700	337,288
Equitrans Midstream Corp.(a)	26,660	387,903
Exxon Mobil Corp.	8,300	586,063
Gazprom PJSC (Russia), ADR	38,910	268,479
Kinder Morgan, Inc.	62,500	1,288,125
LUKOIL PJSC (Russia), ADR(a)	4,668	386,184
Lundin Petroleum AB (Sweden)	17,845	535,594
Marathon Petroleum Corp.	18,100	1,099,575
Neste OYJ (Finland)	10,570	350,100
Novatek PJSC (Russia), GDR	352	71,376
Oil & Natural Gas Corp. Ltd. (India)	62,735	116,858
PBF Energy, Inc. (Class A Stock)	16,600	451,354
Penn Virginia Corp.*	81	2,355
Penn Virginia Corp., NPV*	529	15,378
PetroChina Co. Ltd. (China) (Class H Stock)	186,000	95,572
Petronet LNG Ltd. (India)	21,335	78,293
Phillips 66	8,600	880,640
Pioneer Natural Resources Co.	6,999	880,264
Polski Koncern Naftowy ORLEN SA (Poland)	4,600	113,241
PTT Exploration & Production PCL (Thailand)	39,100	155,264
PTT PCL (Thailand), NVDR	163,500	247,499
Reliance Industries Ltd. (India), 144A, GDR	11,990	446,577
Repsol SA (Spain)	71,381	1,115,712
Rosneft Oil Co. PJSC (Russia), GDR	8,747	56,243
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	136,688	4,005,955
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	24,046	708,718
SK Innovation Co. Ltd. (South Korea)	1,038	144,432
S-Oil Corp. (South Korea)	1,740	145,128
Tatneft PJSC (Russia), ADR	1,474	94,115
Thai Oil PCL (Thailand)	55,700	127,380
TOTAL SA (France)	84,695	4,416,394
Ultra Petroleum Corp.*	2,287	515
United Tractors Tbk PT (Indonesia)	19,000	27,581
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Williams Cos., Inc. (The)(a)	39,900	$ 959,994
		34,362,965
Paper & Forest Products — 0.0%
Mondi PLC (United Kingdom)	1,788	34,294
Sappi Ltd. (South Africa)	13,070	32,460
UPM-Kymmene OYJ (Finland)	10,690	316,148
		382,902
Personal Products — 0.4%
Coty, Inc. (Class A Stock)(a)	35,705	375,259
Kao Corp. (Japan)	25,800	1,915,587
L’Oreal SA (France)	4,551	1,273,654
Shiseido Co. Ltd. (Japan)	13,800	1,107,687
Unilever NV (United Kingdom)	17,189	1,033,862
Unilever PLC (United Kingdom)	37,498	2,252,445
		7,958,494
Pharmaceuticals — 1.9%
Advanz Pharma Corp. (Canada)*	788	9,621
Allergan PLC	6,600	1,110,714
AstraZeneca PLC (United Kingdom)	4,305	384,043
Bayer AG (Germany)	6,117	431,056
Bristol-Myers Squibb Co.(a)	28,136	1,426,777
Catalent, Inc.*	28,026	1,335,719
CSPC Pharmaceutical Group Ltd. (China)	60,000	120,850
Elanco Animal Health, Inc.*	23,150	615,559
GlaxoSmithKline PLC (United Kingdom)	157,786	3,375,621
Hutchison China MediTech Ltd. (Hong Kong), ADR*	2,074	37,000
Jazz Pharmaceuticals PLC*	7,756	993,854
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	11,240	127,334
Johnson & Johnson	16,426	2,125,196
Merck & Co., Inc.	48,275	4,063,790
Nektar Therapeutics*(a)	11,946	217,596
Novartis AG (Switzerland)	75,904	6,574,564
Novo Nordisk A/S (Denmark) (Class B Stock)	61,030	3,140,835
Otsuka Holdings Co. Ltd. (Japan)	16,800	631,756
Pfizer, Inc.	177,814	6,388,857
Prestige Consumer Healthcare, Inc.*(a)	7,176	248,935
Richter Gedeon Nyrt (Hungary)	4,985	80,617
Roche Holding AG (Switzerland)	24,962	7,269,810
Sanofi (France)	12,839	1,191,576
TherapeuticsMD, Inc.*(a)	75,902	275,524
		42,177,204
Professional Services — 0.2%
51job, Inc. (China), ADR*	1,249	92,426
IHS Markit Ltd.*	15,461	1,034,032
Persol Holdings Co. Ltd. (Japan)	14,300	272,242
Recruit Holdings Co. Ltd. (Japan)	29,800	911,506
RELX PLC (United Kingdom)	56,882	1,352,862

A9

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Wolters Kluwer NV (Netherlands)	6,365	$ 465,116
		4,128,184
Real Estate Management & Development — 0.3%
Ayala Land, Inc. (Philippines)	98,900	94,271
CBRE Group, Inc. (Class A Stock)*	47,045	2,493,856
China Overseas Land & Investment Ltd. (China)	60,000	188,940
China Resources Land Ltd. (China)	16,000	67,176
China Vanke Co. Ltd. (China) (Class H Stock)	46,800	163,125
CK Asset Holdings Ltd. (Hong Kong)	208,000	1,408,831
Country Garden Holdings Co. Ltd. (China)	144,000	182,850
Cushman & Wakefield PLC*	25,080	464,732
KWG Group Holdings Ltd. (China)*	71,500	62,782
Longfor Group Holdings Ltd. (China), 144A	25,500	95,623
Mitsui Fudosan Co. Ltd. (Japan)	62,000	1,544,380
		6,766,566
Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)(u)	1,001	222,682
Central Japan Railway Co. (Japan)	2,500	515,433
Container Corp. Of India Ltd. (India)	9,069	77,471
Knight-Swift Transportation Holdings, Inc.(a)	12,456	452,153
Landstar System, Inc.	3,587	403,825
Lyft, Inc. (Class A Stock)*(a)	9,777	399,293
Norfolk Southern Corp.	18,234	3,275,920
Old Dominion Freight Line, Inc.	6,138	1,043,276
Tokyu Corp. (Japan)	37,300	702,083
Union Pacific Corp.(u)	5,532	896,073
West Japan Railway Co. (Japan)	4,000	338,799
		8,327,008
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*(a)	111,644	3,236,560
Analog Devices, Inc.	31,873	3,561,170
ASE Technology Holding Co. Ltd. (Taiwan)	39,000	89,026
ASM International NV (Netherlands)	4,645	427,558
ASML Holding NV (Netherlands)	15,626	3,883,467
Cabot Microelectronics Corp.	3,916	552,978
Globalwafers Co. Ltd. (Taiwan)	6,000	61,018
Infineon Technologies AG (Germany)	23,596	425,781
KLA Corp.	6,885	1,097,813
MediaTek, Inc. (Taiwan)	16,000	191,007
Microchip Technology, Inc.(a)	5,671	526,893
NVIDIA Corp.	14,649	2,549,951
Power Integrations, Inc.	3,200	289,376
QUALCOMM, Inc.	21,715	1,656,420
Renesas Electronics Corp. (Japan)*	29,900	196,486
SK Hynix, Inc. (South Korea)	4,935	340,054
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	230,966	10,735,300
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	10,200	$ 1,318,248
Vanguard International Semiconductor Corp. (Taiwan)	55,000	111,266
Xilinx, Inc.	7,476	716,948
		31,967,320
Software — 1.9%
Aspen Technology, Inc.*	3,558	437,919
Avaya Holdings Corp.*	8,328	85,195
Blackbaud, Inc.	4,693	423,966
Cision Ltd.*	31,831	244,780
Cornerstone OnDemand, Inc.*	6,250	342,625
Coupa Software, Inc.*	3,061	396,614
Envestnet, Inc.*	2,500	141,750
Fair Isaac Corp.*	1,560	473,491
Guidewire Software, Inc.*	3,777	398,020
Intuit, Inc.	6,965	1,852,272
Kingdee International Software Group Co. Ltd. (China)	109,000	115,084
Microsoft Corp.(u)	157,918	21,955,340
Q2 Holdings, Inc.*	6,826	538,367
SailPoint Technologies Holding, Inc.*	9,151	171,032
salesforce.com, Inc.*	34,905	5,181,298
SAP SE (Germany)	29,756	3,500,927
ServiceNow, Inc.*	5,869	1,489,846
Slack Technologies, Inc. (Class A Stock)*(a)	10,797	256,213
Splunk, Inc.*	4,563	537,795
Synopsys, Inc.*	7,559	1,037,473
Tata Elxsi Ltd. (India)	5,278	50,517
TeamViewer AG (Germany)*	16,471	443,249
Trade Desk, Inc. (The) (Class A Stock)*(a)	3,941	739,135
Tyler Technologies, Inc.*	1,745	458,062
Workday, Inc. (Class A Stock)*	5,393	916,594
Zscaler, Inc.*(a)	9,684	457,666
		42,645,230
Specialty Retail — 1.0%
Advance Auto Parts, Inc.(a)	10,203	1,687,576
AutoZone, Inc.*	1,540	1,670,315
Best Buy Co., Inc.	8,900	614,011
Dixons Carphone PLC (United Kingdom)	140,762	205,632
Home Depot, Inc. (The)	14,387	3,338,072
Industria de Diseno Textil SA (Spain)	69,465	2,149,839
Lowe’s Cos., Inc.(u)	6,204	682,192
Mr. Price Group Ltd. (South Africa)	22,598	236,346
Murphy USA, Inc.*	5,900	503,270
National Vision Holdings, Inc.*	18,415	443,249
O’Reilly Automotive, Inc.*	11,779	4,694,049
Ross Stores, Inc.	30,674	3,369,539
Tiffany & Co.(a)	7,700	713,251
Tractor Supply Co.	13,040	1,179,338
		21,486,679

A10

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 0.7%
Advantech Co. Ltd. (Taiwan)	14,000	$ 123,316
Apple, Inc.	41,245	9,237,643
Catcher Technology Co. Ltd. (Taiwan)	20,000	151,737
Hewlett Packard Enterprise Co.	17,300	262,441
Inventec Corp. (Taiwan)	113,000	77,985
Logitech International SA (Switzerland)	12,310	500,281
Quanta Computer, Inc. (Taiwan)	60,000	109,496
Samsung Electronics Co. Ltd. (South Korea)	96,584	3,965,162
Samsung Electronics Co. Ltd. (South Korea), GDR	1,847	1,876,371
		16,304,432
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	7,740	2,409,189
ANTA Sports Products Ltd. (China)	20,000	165,675
Burberry Group PLC (United Kingdom)	75,911	2,025,796
Carter’s, Inc.(a)	3,601	328,447
CCC SA (Poland)	1,523	52,588
Cie Financiere Richemont SA (Switzerland)	25,282	1,855,671
Columbia Sportswear Co.	5,200	503,828
EssilorLuxottica SA (France)	8,582	1,236,334
Kering SA (France)	1,401	713,776
Lululemon Athletica, Inc.*	5,439	1,047,171
LVMH Moet Hennessy Louis Vuitton SE (France)	7,400	2,944,997
Shenzhou International Group Holdings Ltd. (China)	12,300	160,875
		13,444,347
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	101,863	2,845,603
Tobacco — 0.1%
British American Tobacco PLC (United Kingdom)	27,543	1,016,160
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	370,700	60,016
ITC Ltd. (India)	283,837	1,042,416
Japan Tobacco, Inc. (Japan)	19,500	427,241
KT&G Corp. (South Korea)	2,085	184,036
		2,729,869
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	7,794	442,699
Brenntag AG (Germany)	10,437	505,168
Ferguson PLC	25,252	1,842,088
Mitsubishi Corp. (Japan)	20,500	504,621
		3,294,576
Transportation Infrastructure — 0.0%
DP World PLC (United Arab Emirates)	3,528	49,276
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	9,393	90,655
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	7,195	109,701
	Shares	Value
Common Stocks (continued)
Transportation Infrastructure (cont’d.)
International Container Terminal Services, Inc. (Philippines)	25,120	$ 58,418
		308,050
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) (Class L Stock)	368,987	274,113
China Mobile Ltd. (China)	42,500	352,533
Far EasTone Telecommunications Co. Ltd. (Taiwan)	32,000	74,771
Goodman Networks, Inc.*^	3,993	—
Mobile TeleSystems PJSC (Russia), ADR	7,833	63,447
MTN Group Ltd. (South Africa)	6,939	44,101
Taiwan Mobile Co. Ltd. (Taiwan)	37,000	133,524
TIM Participacoes SA (Brazil), ADR	7,895	113,372
Turkcell Iletisim Hizmetleri A/S (Turkey)	26,064	60,113
Vodacom Group Ltd. (South Africa)	17,967	141,950
Vodafone Group PLC (United Kingdom)	63,151	125,821
		1,383,745

Total Common Stocks (cost $774,019,485)		838,791,379
Preferred Stocks — 0.7%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	3,843	653,469
Banks — 0.3%
Banco Bradesco SA (Brazil) (PRFC)	36,438	297,821
Bank of America Corp., Series L, CVT, 7.250%(a)	1,638	2,455,706
Itau Unibanco Holding SA (Brazil) (PRFC)	114,379	965,420
Wells Fargo & Co., Series L, CVT, 7.500%	2,018	3,072,385
		6,791,332
Chemicals — 0.1%
International Flavors & Fragrances, Inc., CVT, 6.000%	17,136	806,077
Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 7.943	3,000	78,630
Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	11,636	153,748
Electric Utilities — 0.0%
NextEra Energy, Inc., CVT, (PRFC), 4.872%	9,200	461,288
Equity Real Estate Investment Trusts (REITs) — 0.0%
Crown Castle International Corp.	614	774,972
Food Products — 0.1%
Bunge Ltd., CVT, 4.875%	9,554	970,973
Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series A, CVT, 6.125%	22,880	1,416,501

A11

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	5,232	$ 517,346
Interactive Media & Services — 0.0%
MYT Holding Co., 144A*	194,119	194,119
Machinery — 0.0%
Stanley Black & Decker, Inc., CVT, 5.375%(a)	7,206	724,059
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	37,420	118,971
Multiline Retail — 0.0%
Claire’s Stores, Inc., CVT*^	247	413,725
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series A, CVT, 7.250%	4,263	450,812
Sempra Energy, Series B, CVT, 6.750%(a)	6,331	744,906
		1,195,718
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	62,372	412,966
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	4,751	48

Total Preferred Stocks (cost $14,808,923)		15,683,942

	Units
Rights* — 0.0%
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp., expiring 01/23/27^	12,314	9,482
Media — 0.0%
Media General, Inc., CVR^	42,900	4

Total Rights (cost $—)		9,486
Warrants* — 0.0%
Media — 0.0%
iHeartMedia, Inc., expiring 05/01/39	9,300	139,491
Oil, Gas & Consumable Fuels — 0.0%
Ultra Resources, Inc., expiring 07/14/25	7,742	271
Transportation — 0.0%
Jack Cooper, expiring 10/27/29^	117	—

Total Warrants (cost $173,261)		139,762

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 6.3%
Automobiles — 3.1%
ACC Trust,
Series 2019-01, Class A, 144A
3.750%	05/20/22	963	$ 971,167
Series 2019-01, Class B, 144A
4.470%	10/20/22	1,115	1,139,251
Series 2019-01, Class C, 144A
6.410%	02/20/24	520	534,429
American Credit Acceptance Receivables Trust,
Series 2017-02, Class E, 144A
5.520%	03/12/24	280	286,074
Series 2018-01, Class D, 144A
3.930%	04/10/24	1,795	1,824,908
Series 2018-04, Class C, 144A
3.970%	01/13/25	1,910	1,941,756
Series 2019-01, Class C, 144A
3.500%	04/14/25	2,424	2,466,882
Series 2019-01, Class D, 144A
3.810%	04/14/25	2,120	2,172,311
Series 2019-01, Class E, 144A
4.840%	04/14/25	995	1,023,490
Series 2019-01, Class F, 144A
6.060%	12/12/25	645	662,129
Series 2019-02, Class B, 144A
3.050%	05/12/23	340	342,816
Series 2019-02, Class C, 144A
3.170%	06/12/25	170	171,795
Series 2019-03, Class C, 144A
2.760%	09/12/25	285	286,310
Series 2019-03, Class E, 144A
3.800%	09/12/25	400	400,514
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C
3.360%	02/18/25	365	374,871
Series 2019-01, Class D
3.620%	03/18/25	470	485,001
CIG Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.590%	08/15/24	2,090	2,130,267
Series 2019-01A, Class C, 144A
3.820%	08/15/24	505	515,994
Series 2019-01A, Class D, 144A
4.850%	05/15/26	490	500,466
CPS Auto Receivables Trust,
Series 2019-A, Class D, 144A
4.350%	12/16/24	170	176,615
Credit Acceptance Auto Loan Trust,
Series 2017-02A, Class B, 144A
3.020%	04/15/26	1,200	1,206,053
Series 2019-01A, Class B, 144A
3.750%	04/17/28	1,925	1,990,801
Drive Auto Receivables Trust,
Series 2019-02, Class C
3.420%	06/16/25	2,185	2,233,348
Series 2019-02, Class D
3.690%	08/17/26	2,465	2,544,137
DT Auto Owner Trust,
Series 2016-04A, Class D, 144A
3.770%	10/17/22	2,623	2,636,584

A12

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2017-01A, Class D, 144A
3.550%	11/15/22	175	$ 176,163
Series 2017-02A, Class E, 144A
6.030%	01/15/24	1,080	1,129,866
Series 2017-04A, Class E, 144A
5.150%	11/15/24	1,255	1,296,180
Series 2018-03A, Class D, 144A
4.190%	07/15/24	405	418,659
Series 2019-01A, Class D, 144A
3.870%	11/15/24	2,520	2,592,658
Series 2019-01A, Class E, 144A
4.940%	02/17/26	1,545	1,604,034
Exeter Automobile Receivables Trust,
Series 2016-02A, Class D, 144A
8.250%	04/17/23	815	859,965
Series 2018-01A, Class D, 144A
3.530%	11/15/23	1,405	1,431,104
Series 2018-02A, Class D, 144A
4.040%	03/15/24	1,320	1,354,742
Series 2018-04A, Class D, 144A
4.350%	09/16/24	2,910	3,018,089
Series 2019-01A, Class E, 144A
5.200%	01/15/26	480	502,757
Series 2019-03A, Class D, 144A
3.110%	08/15/25	630	636,409
Ford Credit Auto Owner Trust,
Series 2016-02, Class A, 144A
2.030%	12/15/27	593	592,648
GLS Auto Receivables Issuer Trust,
Series 2019-01A, Class C, 144A
3.870%	12/16/24	1,285	1,318,532
Series 2019-01A, Class D, 144A
4.940%	12/15/25	460	479,734
GLS Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.520%	08/15/23	785	791,127
Hertz Vehicle Financing LP,
Series 2018-01A, Class A, 144A
3.290%	02/25/24	3,850	3,947,572
Hyundai Auto Receivables Trust,
Series 2016-A, Class D
3.230%	12/15/22	3,080	3,105,818
Nissan Auto Receivables Owner Trust,
Series 2018-C, Class A3
3.220%	06/15/23	416	425,373
Prestige Auto Receivables Trust,
Series 2017-01A, Class D, 144A
3.610%	10/16/23	510	518,529
Santander Drive Auto Receivables Trust,
Series 2019-01, Class C
3.420%	04/15/25	837	852,909
Series 2019-01, Class D
3.650%	04/15/25	1,590	1,633,924
Westlake Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.000%	10/16/23	3,740	3,840,078
Series 2018-03A, Class F, 144A
6.020%	02/18/25	1,265	1,307,173
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2019-01A, Class C, 144A
3.450%	03/15/24	1,205	$ 1,222,729
Series 2019-01A, Class D, 144A
3.670%	03/15/24	4,545	4,626,634
Series 2019-01A, Class E, 144A
4.490%	07/15/24	1,130	1,156,734
Series 2019-02A, Class C, 144A
2.840%	07/15/24	260	262,157
			70,120,266
Consumer Loans — 0.4%
CLUB Credit Trust,
Series 2017-P02, Class B, 144A
3.560%	01/15/24	535	536,796
Conn’s Receivables Funding LLC,
Series 2018-A, Class C, 144A
6.020%	01/15/23	865	871,876
Series 2019-A, Class B, 144A
4.360%	10/16/23	160	161,597
Series 2019-A, Class C, 144A
5.290%	10/16/23	1,000	1,009,965
FREED ABS Trust,
Series 2018-01, Class B, 144A
4.560%	07/18/24	100	102,039
Series 2018-02, Class B, 144A
4.610%	10/20/25	685	703,751
Series 2019-01, Class B, 144A
3.870%	06/18/26	100	101,642
OneMain Financial Issuance Trust,
Series 2016-01A, Class B, 144A
4.570%	02/20/29	100	101,036
Series 2017-01A, Class C, 144A
3.350%	09/14/32	335	336,445
Series 2018-02A, Class A, 144A
3.570%	03/14/33	2,660	2,757,080
Series 2019-01A, Class B, 144A
3.790%	02/14/31	134	137,963
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	800	800,483
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.868%(c)	02/25/23	1,110	1,110,661
Prosper Marketplace Issuance Trust,
Series 2019-02A, Class B, 144A
3.690%	09/15/25	550	555,828
Regional Management Issuance Trust,
Series 2018-01, Class A, 144A
3.830%	07/15/27	114	114,668
Series 2018-02, Class A, 144A
4.560%	01/18/28	103	105,341
Springleaf Funding Trust,
Series 2017-AA, Class B, 144A
3.100%	07/15/30	115	115,782
			9,622,953

A13

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2017-08, Class A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
2.148%(c)	05/16/22	346	$ 346,000
Capital One Multi-Asset Execution Trust,
Series 2015-A03, Class A3, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.428%(c)	03/15/23	184	184,365
Citibank Credit Card Issuance Trust,
Series 2016-A03, Class A3, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.000%)
2.532%(c)	12/07/23	133	133,775
Series 2017-A04, Class A4, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.000%)
2.262%(c)	04/07/22	450	450,136
Series 2017-A07, Class A7, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.000%)
2.412%(c)	08/08/24	517	518,133
Series 2018-A02, Class A2, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
2.374%(c)	01/20/25	873	874,145
Discover Card Execution Note Trust,
Series 2017-A01, Class A1, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.000%)
2.518%(c)	07/15/24	200	201,135
Series 2017-A03, Class A3, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.000%)
2.258%(c)	10/17/22	100	100,033
Series 2018-A03, Class A3, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
2.258%(c)	12/15/23	311	310,736
			3,118,458
Home Equity Loans — 0.5%
ABFC Trust,
Series 2006-OPT02, Class A2, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	10/25/36	260	249,650
Accredited Mortgage Loan Trust,
Series 2003-03, Class A1
5.210%	01/25/34	84	88,903
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM01, Class A2B, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
2.108%(c)	07/25/36	329	115,094
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W01, Class M2, 1 Month LIBOR + 1.920% (Cap N/A, Floor 1.280%)
3.938%(c)	03/25/34	1,752	1,739,981
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE07, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
3.003%(c)	12/15/33	3,054	3,075,542
Series 2005-HE06, Class M3, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
2.813%(c)	07/25/35	705	705,466
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Countrywide Asset-Backed Certificates,
Series 2007-02, Class 2A3, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	08/25/37	119	$ 117,007
GSAA Home Equity Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
2.238%(c)	01/25/36	73	35,989
Series 2007-05, Class 1AV1, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
2.118%(c)	05/25/37	81	39,290
Series 2007-07, Class 1A2, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	07/25/37	41	39,694
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-C, Class M1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)
2.858%(c)	03/25/35	1,077	1,077,097
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW02, Class AV4, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	08/25/36	6	6,319
MASTR Asset-Backed Securities Trust,
Series 2005-WF01, Class M4, 1 Month LIBOR + 0.885% (Cap N/A, Floor 0.590%)
2.903%(c)	06/25/35	115	114,788
Series 2006-HE04, Class A2, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
2.128%(c)	11/25/36	84	39,135
Series 2006-HE04, Class A3, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	11/25/36	107	50,535
Merrill Lynch Mortgage Investors Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
2.768%(c)	06/25/36	538	540,310
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-SD03, Class M1, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
3.068%(c)	06/25/34	7	7,295
Series 2005-HE03, Class M4, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
2.993%(c)	07/25/35	40	39,791
Series 2007-HE07, Class A2B, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.018%(c)	07/25/37	57	56,138
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	06/25/37	41	40,667
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE01, Class M1, 1 Month LIBOR + 0.410% (Cap N/A, Floor 0.410%)
2.428%(c)	02/25/36	34	33,927
NovaStar Mortgage Funding Trust,
Series 2003-01, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
2.798%(c)	05/25/33	945	947,457

A14

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2003-04, Class M1, 1 Month LIBOR + 1.065% (Cap 11.000%, Floor 0.710%)
3.083%(c)	02/25/34	829	$ 824,828
Series 2006-04, Class A2C, 1 Month LIBOR + 0.150% (Cap 11.000%, Floor 0.150%)
2.168%(c)	09/25/36	169	91,110
Series 2006-04, Class A2D, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
2.268%(c)	09/25/36	67	36,878
Series 2007-01, Class A1A, 1 Month LIBOR + 0.130% (Cap 11.000%, Floor 0.130%)
2.148%(c)	03/25/37	269	198,857
Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)
2.753%(c)	08/25/35	42	42,497
RASC Trust,
Series 2004-KS05, Class AI5
4.751%(cc)	06/25/34	168	171,109
Series 2005-KS02, Class M1, 1 Month LIBOR + 0.645% (Cap N/A, Floor 0.430%)
2.663%(c)	03/25/35	25	24,625
Soundview Home Loan Trust,
Series 2006-01, Class A4, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
2.318%(c)	02/25/36	65	64,919
Series 2006-EQ01, Class A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	10/25/36	107	106,730
Series 2006-OPT01, Class 1A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	03/25/36	268	267,659
Series 2006-OPT02, Class A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	05/25/36	44	43,492
Series 2006-OPT03, Class 1A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
2.173%(c)	06/25/36	384	382,827
Series 2006-OPT04, Class 1A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	06/25/36	228	226,225
Series 2007-01, Class 2A3, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
2.188%(c)	03/25/37	51	50,802
Series 2007-OPT03, Class 2A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	08/25/37	103	99,412
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL01, Class A2
3.450%	02/25/32	47	45,779
Terwin Mortgage Trust,
Series 2006-03, Class 2A2, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
2.228%(c)	04/25/37	69	67,915
			11,905,739
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Manufactured Housing — 0.0%
Mid-State Capital Corp. Trust,
Series 2006-01, Class A, 144A
5.787%	10/15/40	482	$ 531,532
Other — 0.6%
Business Jet Securities LLC,
Series 2018-01, Class A, 144A
4.335%	02/15/33	1,622	1,638,242
Colony American Finance Ltd. (Cayman Islands),
Series 2016-02, Class A, 144A
2.554%	11/15/48	1,006	1,006,127
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	1,697	1,787,254
Golden Bear LLC,
Series 2016-01A, Class A, 144A
3.750%	09/20/47	1,540	1,594,551
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
4.368%(c)	04/25/23	225	223,777
Progress Residential Trust,
Series 2017-SFR02, Class A, 144A
2.897%	12/17/34	4,900	4,934,051
Vantage Data Centers Issuer LLC,
Series 2018-01A, Class A2, 144A
4.072%	02/16/43	1,968	2,046,011
			13,230,013
Residential Mortgage-Backed Securities — 1.5%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD01, Class A, 1 Month LIBOR + 0.900% (Cap 11.000%, Floor 0.450%)
2.918%(c)	12/25/33	107	105,571
Carrington Mortgage Loan Trust,
Series 2005-NC05, Class M1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
2.498%(c)	10/25/35	261	261,289
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	06/25/36	343	339,784
Series 2007-FRE01, Class A2, 1 Month LIBOR + 0.200% (Cap 14.500%, Floor 0.200%)
2.218%(c)	02/25/37	73	72,824
Series 2007-HE01, Class A2, 1 Month LIBOR + 0.150% (Cap 14.500%, Floor 0.150%)
2.168%(c)	06/25/37	41	40,813
Series 2007-RFC01, Class A2, 1 Month LIBOR + 0.100% (Cap 14.500%, Floor 0.100%)
2.118%(c)	12/25/36	17	16,892
Countrywide Asset-Backed Certificates,
Series 2005-AB04, Class 2A1, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
2.288%(c)	03/25/36	1,925	1,775,054
Series 2006-08, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	12/25/35	122	120,695

A15

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-BC03, Class 2A3, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
2.258%(c)	02/25/37	86	$ 85,415
Series 2007-08, Class 2A3, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
2.208%(c)	11/25/37	235	232,654
Countrywide Asset-Backed Certificates Trust,
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	09/25/46	98	97,070
Series 2006-14, Class 2A2, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	02/25/37	9	8,737
Series 2006-18, Class 2A2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	03/25/37	196	194,444
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB08, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	10/25/36	150	138,132
Ellington Loan Acquisition Trust,
Series 2007-02, Class A2E, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.118%(c)	05/25/37	21	21,137
FBR Securitization Trust,
Series 2005-02, Class M2, 1 Month LIBOR + 0.750% (Cap 14.000%, Floor 0.500%)
2.768%(c)	09/25/35	188	188,150
Series 2005-05, Class M1, 1 Month LIBOR + 0.690% (Cap 14.000%, Floor 0.460%)
2.708%(c)	11/25/35	120	119,362
Fieldstone Mortgage Investment Trust,
Series 2006-02, Class 2A3, 1 Month LIBOR + 0.270% (Cap 12.250%, Floor 0.270%)
2.685%(c)	07/25/36	54	30,881
First Franklin Mortgage Loan Trust,
Series 2003-FF04, Class M1, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)
3.900%(c)	10/25/33	1,992	2,006,996
Series 2004-FFH03, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
2.888%(c)	10/25/34	710	711,353
Series 2006-FF08, Class IA1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.000%)
2.158%(c)	07/25/36	193	191,583
Series 2006-FF12, Class A4, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	09/25/36	21	20,708
Series 2006-FF14, Class A5, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	10/25/36	335	329,497
Fremont Home Loan Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
3.038%(c)	06/25/35	49	49,272
Series 2005-A, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.460%)
2.708%(c)	01/25/35	99	98,678
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-01, Class 1A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
2.173%(c)	04/25/36	139	$ 138,488
GMAT Trust,
Series 2013-01A, Class A, 144A
6.967%	11/25/43	3	3,274
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)
2.753%(c)	09/25/35	58	58,069
Series 2006-FM01, Class A1, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	04/25/36	171	128,895
Series 2006-HE03, Class A2C, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	05/25/46	149	147,745
Series 2007-HE01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	03/25/47	229	225,064
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
2.148%(c)	08/25/36	148	140,584
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH03, Class A1A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
2.188%(c)	03/25/37	383	381,000
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H01, Class 1A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.018%(c)	10/25/37	173	175,949
MFA LLC,
Series 2018-NPL01, Class A1, 144A
3.875%	05/25/48	4,480	4,507,155
Series 2018-NPL02, Class A1, 144A
4.164%	07/25/48	711	716,569
New Century Home Equity Loan Trust,
Series 2006-02, Class A2B, 1 Month LIBOR + 0.160% (Cap 12.500%, Floor 0.160%)
2.178%(c)	08/25/36	151	145,128
Ownit Mortgage Loan Trust,
Series 2006-01, Class AV, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
2.248%(c)	12/25/35	107	106,636
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ03, Class M3, 1 Month LIBOR + 0.705% (Cap N/A, Floor 0.470%)
2.723%(c)	06/25/35	112	111,883
Series 2005-WHQ04, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
2.488%(c)	09/25/35	69	68,865
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-WWF01, Class M4, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
3.668%(c)	12/25/34	2,153	2,193,043

A16

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
People’s Choice Home Loan Securities Trust,
Series 2005-04, Class 1A2, 1 Month LIBOR + 0.520% (Cap 12.850%, Floor 0.260%)
2.538%(c)	12/25/35	24	$ 23,508
Popular ABS Mortgage Pass-Through Trust,
Series 2005-04, Class M1, 1 Month LIBOR + 0.460% (Cap 14.000%, Floor 0.460%)
2.478%(c)	09/25/35	101	101,248
Pretium Mortgage Credit Partners I LLC,
Series 2018-NPL04, Class A1, 144A
4.826%	09/25/58	754	757,666
Series 2018-NPL04, Class A2, 144A
6.049%	09/25/58	1,000	998,217
Series 2019-NPL03, Class A1, 144A
3.105%	07/27/59	1,000	1,000,673
PRPM LLC,
Series 2019-02A, Class A1, 144A
3.967%	04/25/24	1,644	1,661,033
RAAC Trust,
Series 2007-SP02, Class A2, 1 Month LIBOR + 0.400% (Cap 14.000%, Floor 0.400%)
2.418%(c)	06/25/47	23	23,125
RAMP Trust,
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
2.368%(c)	08/25/36	5,060	5,043,161
RASC Trust,
Series 2007-KS03, Class AI3, 1 Month LIBOR + 0.250% (Cap 14.000%, Floor 0.250%)
2.268%(c)	04/25/37	72	71,259
Saxon Asset Securities Trust,
Series 2007-01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	01/25/47	101	100,051
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC03, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	09/25/36	152	105,633
Series 2007-NC02, Class A2B, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	01/25/37	58	49,911
Soundview Home Loan Trust,
Series 2005-02, Class M5, 1 Month LIBOR + 0.990% (Cap N/A, Floor 0.660%)
3.008%(c)	07/25/35	42	42,453
Series 2005-OPT03, Class A1, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
2.278%(c)	11/25/35	55	55,073
Structured Asset Investment Loan Trust,
Series 2006-02, Class A3, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.180%)
2.378%(c)	04/25/36	152	149,207
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC05, Class A4, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
2.188%(c)	12/25/36	37	35,877
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2007-WF01, Class A4, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
2.218%(c)	02/25/37	116	$ 116,086
Towd Point Mortgage Trust,
Series 2015-03, Class A4B, 144A
3.500%(cc)	03/25/54	102	102,325
Series 2016-04, Class A1, 144A
2.250%(cc)	07/25/56	155	154,136
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	75	75,383
Vericrest Opportunity Loan Trust,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	2,969	2,979,219
Series 2019-NPL03, Class A2, 144A
6.170%	03/25/49	1,550	1,563,069
Series 2019-NPL04, Class A2, 144A
5.438%	08/25/49	410	410,357
VOLT LXIV LLC,
Series 2017-NP11, Class A1, 144A
3.375%	10/25/47	221	221,722
VOLT LXXV LLC,
Series 2019-NPL01, Class A1A, 144A
4.336%	01/25/49	848	853,917
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2006-03, Class A2, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	01/25/37	28	28,301
			33,227,948

Total Asset-Backed Securities (cost $139,825,826)			141,756,909
Bank Loans — 3.4%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.,
Term Loan,
—%(p)	08/21/26	625	626,563
Red Ventures LLC,
First Lien Term B-1 Loan, 1 Month LIBOR + 3.000%
5.044%(c)	11/08/24	142	142,371
			768,934
Aerospace & Defense — 0.1%
TransDigm, Inc.,
2018 New Tranche E Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	05/30/25	987	982,839
2018 New Tranche F Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	06/09/23	124	123,707
New Tranche G Term Loans, 1 Month LIBOR + 2.500%
4.544%(c)	08/22/24	99	98,281
			1,204,827
Airlines — 0.0%
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%
4.028%(c)	12/14/23	500	499,196

A17

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Airlines (cont’d.)
Kestrel Bidco, Inc. (Canada),
Term Loan,
—%(p)	08/07/26	362	$ 364,457
			863,653
Auto Manufacturers — 0.0%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
5.530%(c)	11/06/24	77	76,647
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
4.443%(c)	04/06/24	690	674,979
Biotechnology — 0.0%
Advanz Pharma Corp. (Canada),
Term Loan, 1 Month LIBOR + 5.500%
7.528%(c)	09/06/24	702	660,193
Building Materials — 0.0%
API Group, Inc.,
Term Loan,
—%(p)	10/01/26^	347	348,090
Summit Materials LLC,
New Term Loan B, 1 Month LIBOR + 2.000%
4.044%(c)	11/21/24	544	543,850
			891,940
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
3.854%(c)	06/01/24	809	808,934
INEOS Enterprises Holdings US Finco LLC,
Initial Tranche B Dollar Term Loan, 3 Month LIBOR + 4.000%
6.124%(c)	07/31/26	215	215,538
Trinseo Materials Operating SCA,
2018 Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	09/06/24	1,086	1,079,019
			2,103,491
Commercial Services — 0.3%
Allied Universal Holdco LLC,
Initial Term Loan, 3 Month LIBOR + 4.250%
6.507%(c)	07/10/26	127	127,320
Camelot US Acquisition I Co.,
Term Loan,
—%(p)	10/03/23	100	100,562
CHG Healthcare Services, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	06/07/23	937	934,097
Ensemble RCM LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
6.003%(c)	08/01/26	157	156,565
Garda World Security Corp. (Canada),
New Incremental Term B Loan, 3 Month LIBOR + 3.500%/PRIME + 2.500%
6.691%(c)	05/24/24	591	591,228
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services (cont’d.)
Hertz Corp. (The),
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
4.800%(c)	06/30/23	368	$ 367,847
Nielsen Finance LLC,
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
4.042%(c)	10/04/23	743	742,252
NorthRiver Midstream Finance LP (Canada),
Initial Term B Loan, 3 Month LIBOR + 3.250%
5.569%(c)	10/01/25	85	83,180
Prime Security Services Borrower LLC,
2019 Refinancing Term B-1 Loan, 3 Month LIBOR + 3.250%
5.210%(c)	09/23/26	990	978,130
St. George’s University Scholastic Services LLC (Canada),
Term Loan, 1 Month LIBOR + 3.500%
5.550%(c)	07/17/25	487	487,558
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
7.028%(c)	03/09/23	429	402,556
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	02/06/24	1,063	873,696
Trans Union LLC,
2018 Incremental Term B-4 Loan, 1 Month LIBOR + 2.000%
4.112%(c)	06/19/25	494	495,190
			6,340,181
Computers — 0.0%
Access CIG LLC,
First Lien Term B Loan, 3 Month LIBOR + 3.750%
6.069%(c)	02/27/25	174	171,939
Carbonite, Inc.,
Term Loan,
—%(p)	03/26/26	175	174,927
Ensono LP,
First Lien Term Loan, 1 Month LIBOR + 5.250%
7.294%(c)	06/27/25	49	48,469
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
6.136%(c)	08/20/25	138	131,663
			526,998
Distribution/Wholesale — 0.0%
Spin Holdco, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.250%
5.572%(c)	11/14/22	267	261,459
Diversified Financial Services — 0.0%
Dawn Acquisition LLC,
Initial Term Loan, 3 Month LIBOR + 3.750%
5.854%(c)	12/31/25	265	249,438
Electric — 0.1%
AES Corp.,
2018 Other Term Loan, 3 Month LIBOR + 1.750%
3.874%(c)	05/31/22	37	36,547
Calpine Construction Finance Co. LP,
Term B Loan, 1 Month LIBOR + 2.500%
4.544%(c)	01/15/25	669	669,057

A18

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Electric (cont’d.)
Calpine Corp.,
Term Loan (05/15), 3 Month LIBOR + 2.500%
4.610%(c)	01/15/24	149	$ 149,392
Carroll Cnty. Energy LLC,
Term Loan, 3 Month LIBOR + 3.500%
5.604%(c)	02/06/26	36	35,757
Edgewater Generation LLC,
Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	12/15/25	281	277,550
Frontera Generation Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.289%(c)	05/02/25	329	309,351
Invenergy Thermal Operating I LLC,
Term Loan, 1 Month LIBOR + 3.500%
5.544%(c)	08/28/25^	165	165,834
Kestrel Acquisition LLC,
Term B Advance, 1 Month LIBOR + 4.250%
6.300%(c)	06/02/25	314	289,925
LMBE-MC HoldCo II LLC,
Term Loan, 3 Month LIBOR + 4.000%
6.110%(c)	12/03/25^	498	497,322
Pike Corp.,
2019 New Term Loans, 1 Month LIBOR + 3.250%
5.300%(c)	07/24/26	332	333,233
			2,763,968
Electronics — 0.0%
II-VI, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
5.537%(c)	05/08/26	131	131,300
Energy-Alternate Sources — 0.0%
CPV Shore Holdings LLC,
Term B Advance, 1 Month LIBOR + 3.750%
5.800%(c)	12/29/25	55	54,879
TerraForm Power Operating LLC,
Specified Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	11/08/22^	246	245,918
			300,797
Entertainment — 0.3%
AMC Entertainment Holdings, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.000%
5.230%(c)	04/22/26	418	419,529
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	08/06/21	869	869,132
CEOC LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.044%(c)	10/07/24	1,025	1,024,062
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	02/28/25	369	366,700
Formula One Management Ltd. (United Kingdom),
2018 Incremental New Facility B3 (USD) Loan, 1 Month LIBOR + 2.500%
4.544%(c)	02/01/24	340	335,325
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Entertainment (cont’d.)
Gateway Casinos & Entertainment Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
5.104%(c)	12/01/23	475	$ 467,327
NAI Entertainment Holdings LLC,
Tranche B Term Loan, 1 Month LIBOR + 2.500%
4.550%(c)	05/08/25	149	149,340
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.845%(c)	08/14/24	1,388	1,375,107
WMG Acquisition Corp.,
Tranche F Term Loan, 1 Month LIBOR + 2.125%
4.169%(c)	11/01/23	1,025	1,025,256
			6,031,778
Foods — 0.2%
Albertson’s LLC,
2019 Term B-8 Loan, 1 Month LIBOR + 2.750%
4.794%(c)	08/17/26	1,168	1,174,867
2019-1 Term B-7 Loan, 1 Month LIBOR + 2.750%
4.794%(c)	11/17/25	145	146,245
B&G Foods, Inc.,
Term Loan,
—%(p)	10/11/26^	101	101,379
Dole Food Co., Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.750%/PRIME + 1.750%
5.446%(c)	04/06/24	1,094	1,079,147
H-Food Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.688%
5.731%(c)	05/23/25	593	553,987
Hostess Brands LLC,
Term Loan,
—%(p)	08/03/25	142	141,858
JBS USA LUX SA,
New Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	05/01/26	931	935,394
Moran Foods LLC,
Initial Term Loan, 3 Month LIBOR + 6.000%
8.104%(c)	12/05/23	1,137	454,709
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.294%(c)	10/22/25	597	496,778
			5,084,364
Healthcare-Products — 0.0%
Albany Molecular Research, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	08/30/24	344	338,006
Mallinckrodt International Finance SA,
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%
5.175%(c)	02/24/25	1	632
			338,638
Healthcare-Services — 0.2%
Acadia Healthcare Co., Inc.,
Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	02/16/23	443	443,056

A19

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Healthcare-Services (cont’d.)
Air Medical Group Holdings, Inc.,
2017-2 New Term Loan, 1 Month LIBOR + 4.250%
6.294%(c)	03/14/25	56	$ 52,306
CP VI Bella Topco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	12/28/24	494	478,084
CVS Holdings I LP,
Term Loan,
—%(p)	02/06/25	175	173,031
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	10/10/25	527	429,656
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.854%(c)	06/07/23	1,643	1,560,661
Syneos Health, Inc.,
Replacement Term B Loan, 1 Month LIBOR + 2.000%
4.044%(c)	08/01/24	206	205,687
Tivity Health, Inc.,
Term Loan,
—%(p)	03/08/26	130	129,159
			3,471,640
Holding Companies-Diversified — 0.0%
Quidditch Acquisition, Inc.,
Term B Loan (First Lien), 1 Month LIBOR + 7.000%
9.044%(c)	03/21/25^	247	249,336
Insurance — 0.1%
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 3.000%
5.054%(c)	05/09/25	119	116,865
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	11/03/24	443	444,039
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
8.544%(c)	08/04/25	177	180,034
HUB International Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.267%(c)	04/25/25	453	447,307
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
5.104%(c)	05/16/24	401	393,949
			1,582,194
Internet — 0.1%
Barracuda Networks, Inc.,
Senior Secured First Lien Term Loan, 3 Month LIBOR + 3.250%
5.398%(c)	02/12/25	175	174,602
Go Daddy Operating Co. LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	02/15/24	175	175,194
GoodRx, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 2.750%
4.807%(c)	10/12/25	654	654,087
Hoya Midco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.544%(c)	06/30/24	489	480,496
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Internet (cont’d.)
Web.com Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.778%(c)	10/10/25	321	$ 315,227
			1,799,606
Investment Companies — 0.0%
LSF9 Atlantis Holdings LLC,
Senior Lien Term Loan, 1 Month LIBOR + 6.000%
8.042%(c)	05/01/23	30	27,983
UFC Holdings LLC,
Term B Loan, 1 Month LIBOR + 3.250%
3.250%(c)	04/29/26	663	664,331
			692,314
Leisure Time — 0.0%
ClubCorp Holdings, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 2.750%
4.854%(c)	09/18/24	190	168,815
Equinox Holdings, Inc.,
Incremental Term B-1 Loan (First Lien), 1 Month LIBOR + 3.000%
5.044%(c)	03/08/24	576	575,494
			744,309
Lodging — 0.1%
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	04/18/24	987	988,960
Golden Nugget LLC,
B Term Loan, 1 Month LIBOR + 2.750%
4.803%(c)	10/04/23	483	481,126
MGM Resorts International,
Term A Loan, 1 Month LIBOR + 2.000%
4.044%(c)	12/21/23^	57	56,858
			1,526,944
Machinery-Construction & Mining — 0.1%
Brookfield WEC Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.544%(c)	08/01/25	46	46,095
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%
6.044%(c)	11/30/23	1,317	1,250,053
			1,296,148
Machinery-Diversified — 0.0%
Zodiac Pool Solutions LLC (Spain),
USD Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	07/02/25	225	225,180
Media — 0.3%
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 1 Month LIBOR + 2.750%
4.778%(c)	07/15/25	445	433,420
October 2017 USD Term Loan, 1 Month LIBOR + 2.750%
4.807%(c)	01/31/26^	114	110,990
CBS Radio, Inc.,
Term Loan B-1, 1 Month LIBOR + 2.750%
4.804%(c)	11/18/24	34	33,532

A20

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Media (cont’d.)
Charter Communications Operating LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.050%(c)	04/30/25	307	$ 308,639
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.278%(c)	07/17/25	255	254,929
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%
4.278%(c)	01/15/26	820	818,986
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
5.300%(c)	08/24/26	440	441,375
Gray Television, Inc.,
Term C Loan, 3 Month LIBOR + 2.500%
4.832%(c)	01/02/26	694	696,234
iHeartCommunications, Inc.,
Term Loan, 1 Month LIBOR + 4.000%
6.100%(c)	05/01/26	1,104	1,110,363
Meredith Corp.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	01/31/25	115	115,566
Midcontinent Communications,
Term Loan,
—%(p)	08/15/26	135	135,844
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 3 Month LIBOR + 2.750%
4.807%(c)	09/19/26	474	476,367
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	02/01/24	34	33,396
Sinclair Television Group, Inc.,
New Tranche B Term Loan, 1 Month LIBOR + 2.250%
4.300%(c)	01/03/24	149	149,224
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	03/15/24	554	537,317
Ziggo Secured Finance Partnership (Netherlands),
Term Loan E, 1 Month LIBOR + 2.500%
4.528%(c)	04/15/25	665	663,320
			6,319,502
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Term Loan,
—%(p)	07/31/26	102	102,382
Miscellaneous Manufacturing — 0.1%
FGI Operating Co. LLC,
Term Loan,
—%(p)	05/15/22^	135	135,337
Gates Global LLC,
Initial B-2 Dollar Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	04/01/24	384	377,887
Momentive Performance Materials, Inc.,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
5.300%(c)	05/15/24	663	658,363
			1,171,587
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Oil & Gas — 0.1%
California Resources Corp.,
Term Loan (11/17), 1 Month LIBOR + 4.750%
6.794%(c)	12/31/22	1,067	$ 956,169
Citgo Holding, Inc.,
Term Loan, 1 Month LIBOR + 7.000%
9.044%(c)	08/01/23	250	254,375
Encino Acquisition Partners Holdings LLC,
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
8.794%(c)	10/29/25^	110	65,819
Gulf Finance LLC,
Tranche B Term Loan, 1 - 3 Month LIBOR + 5.250%
7.360%(c)	08/25/23^	687	518,677
Ultra Resources, Inc.,
Senior Secured Term Loan Non-PIK, 1 Month LIBOR + 4.000%
6.054%(c)	04/12/24	943	620,369
			2,415,409
Packaging & Containers — 0.1%
Berry Global, Inc.,
Term Q Loan, 1 Month LIBOR + 2.250%
4.299%(c)	10/03/22	100	100,375
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.590%(c)	04/03/24	361	353,076
Consolidated Container Co. LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	05/22/24	257	255,916
Flex Acquisition Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.319%(c)	12/29/23	222	212,936
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	02/06/23	490	490,250
Ring Container Technologies Group LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%
4.794%(c)	10/31/24	197	195,142
			1,607,695
Pharmaceuticals — 0.2%
Alphabet Holding Co., Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.544%(c)	09/26/24	425	392,772
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.039%(c)	06/02/25	1,840	1,846,928
Endo Luxembourg Finance Co.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.313%(c)	04/29/24	274	248,301
NVA Holdings, Inc.,
Incremental Term B-4 Loan, 1 Month LIBOR + 3.500%
5.544%(c)	02/02/25	105	104,869
Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%
4.794%(c)	02/02/25	818	816,860
PetVet Care Centers LLC,
First Lien First Incremental Term Loan, 1 Month LIBOR + 3.250%
5.362%(c)	02/14/25	186	183,764
			3,593,494

A21

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Pipelines — 0.0%
Blackstone CQP Holdco, LP,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.656%(c)	09/30/24	234	$ 235,221
GIP III Stetson I LP,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.291%(c)	07/18/25	74	72,097
Lower Cadence Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.054%(c)	05/22/26	246	239,178
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	10/30/24	99	95,699
Prairie ECI Acquiror, LP,
Initial Term Loan, 3 Month LIBOR + 4.750%
6.854%(c)	03/11/26	117	114,623
			756,818
Real Estate — 0.1%
Brookfield Property REIT, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.500%
4.544%(c)	08/27/25	938	923,091
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%
5.794%(c)	01/30/24	264	252,754
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%
5.794%(c)	01/30/24	15	14,256
			1,190,101
Real Estate Investment Trusts (REITs) — 0.0%
ESH Hospitality, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	09/18/26	269	269,809
Retail — 0.2%
1011778 BC Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.294%(c)	02/16/24	667	668,439
At Home Holding III, Inc.,
Term Loan, 3 Month LIBOR + 3.500%
5.756%(c)	06/03/22	148	132,511
BJ’s Wholesale Club, Inc.,
2018 Other Term Loan, 1 Month LIBOR + 2.750%
4.786%(c)	02/02/24	164	164,468
Claire’s Stores, Inc.,
Term Loan,
—%(p)	10/12/38^	336	587,433
EG Finco Ltd. (United Kingdom),
Facility B (USD) Loan, 3 Month LIBOR + 4.000%
6.104%(c)	02/06/25	197	194,225
IRB Holding Corp.,
Term B Loan, 3 Month LIBOR + 3.250%
5.550%(c)	02/05/25	902	897,879
Neiman Marcus Group Ltd. LLC,
Cash Pay PIK Ext Term Loan, 1 Month LIBOR + 6.500%
8.557%(c)	10/25/23	223	168,693
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 Month LIBOR + 2.500%
4.550%(c)	08/19/22	691	684,660
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Retail (cont’d.)
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 4.000%
6.040%(c)	03/11/22	782	$ 761,855
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%
7.123%(c)	04/16/26	1,251	1,235,598
Steinway Musical Instruments, Inc.,
Term Loan,
—%(p)	02/15/25^	100	99,000
Whatabrands LLC,
Term B Loan, 3 Month LIBOR + 3.250%
5.516%(c)	08/02/26	88	88,346
			5,683,107
Software — 0.2%
Applied Systems, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.000%
5.104%(c)	09/19/24	224	223,498
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
6.294%(c)	10/02/25	347	333,467
Dcert Buyer, Inc.,
Term Loan,
—%(p)	08/07/26	200	199,417
Dun & Bradstreet Corp.,
Initial Term Loan, 1 Month LIBOR + 5.000%
7.054%(c)	02/06/26	199	200,369
Exela Intermediate LLC,
2018 Repriced Term Loan, 3 Month LIBOR + 6.500%
8.884%(c)	07/12/23	436	260,509
Finastra USA, Inc.,
First Lien Dollar Term Loan, 1 - 6 Month LIBOR + 3.500%
5.696%(c)	06/13/24	473	459,005
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	12/01/23	219	217,903
Infor US, Inc.,
Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%
4.854%(c)	02/01/22	199	199,513
Project Alpha Intermediate Holding, Inc.,
Term Loan, 3 Month LIBOR + 3.500%
5.810%(c)	04/26/24^	251	247,390
Project Boost Purchaser LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.500%
5.544%(c)	06/01/26	140	138,950
Quest Software US Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%
6.506%(c)	05/16/25	446	440,002
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
5.287%(c)	11/03/23	362	331,174
SolarWinds Holdings, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	02/05/24	102	102,311

A22

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software (cont’d.)
Ultimate Software Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	05/04/26	125	$ 125,563
			3,479,071
Telecommunications — 0.4%
Avaya, Inc.,
Tranche B Term Loan, 1 - 2 Month LIBOR + 4.250%
6.354%(c)	12/15/24	591	559,951
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.794%(c)	01/31/25	1,590	1,577,325
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	10/02/24	1,192	1,188,481
CommScope, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.294%(c)	04/04/26	372	370,378
Consolidated Communications, Inc.,
2016 Initial Term Loan, 1 Month LIBOR + 3.000%
5.050%(c)	10/05/23	32	30,844
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%
4.790%(c)	05/30/25	49	39,060
Hargray Communications Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	05/16/24	213	212,224
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
5.804%(c)	11/27/23	1,426	1,427,962
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	02/22/24	685	685,856
Maxar Technologies Ltd.,
Initial Term B Loan, 3 Month LIBOR + 2.750%
4.854%(c)	10/04/24	348	305,756
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
5.715%(c)	01/31/26	535	529,921
Plantronics, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%
4.544%(c)	07/02/25	205	204,509
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.544%(c)	11/01/24	319	282,638
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.563%(c)	02/02/24	747	740,882
Telenet Financing USD LLC (Belgium),
Term Loan AN Facility, 1 Month LIBOR + 2.250%
4.278%(c)	08/17/26	615	615,128
Windstream Services LLC,
New Tranche B-6 Term Loan, PRIME + 5.000%
10.000%(c)	03/29/21	360	366,138
			9,137,053
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Transportation — 0.0%
Hanjin International Corp.,
Initial Term Loans, 1 Month LIBOR + 2.500%
4.554%(c)	10/19/20^	371	$ 371,000

Total Bank Loans (cost $78,734,411)			76,958,284
Commercial Mortgage-Backed Securities — 2.5%
Banc of America Commercial Mortgage Trust,
Series 2007-03, Class F, 144A
5.850%(cc)	06/10/49	818	834,212
BANK,
Series 2019-BN20, Class XA, IO
0.842%(cc)	09/15/61	5,090	351,890
Series 2019-BN21, Class XA
0.997%	10/17/52	12,730	905,523
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	1,000	1,052,694
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	386	385,757
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.078%(c)	06/15/35	3,850	3,830,706
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 144A, 1 Month LIBOR + 1.321% (Cap N/A, Floor 1.348%)
3.349%(c)	03/15/37	2,500	2,506,243
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class AS
3.018%	08/10/56	1,060	1,088,019
Series 2019-GC41, Class D, 144A
3.000%	08/10/56	800	740,114
Commercial Mortgage Trust,
Series 2006-GG07, Class AM
5.825%(cc)	07/10/38	302	303,675
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,600	1,713,080
DBGS Mortgage Trust,
Series 2018-5BP, Class B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.858%(c)	06/15/33	2,000	1,993,719
Fannie Mae-Aces,
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,579	1,677,725
Series 2016-M04, Class X2, IO
2.710%(cc)	01/25/39	7,050	582,655
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.415%(cc)	07/25/23	36,720	395,143
Series K068, Class X3, IO
2.130%(cc)	10/25/44	11,390	1,582,626
Series K072, Class X3, IO
2.206%(cc)	12/25/45	11,320	1,699,791
Series K086, Class X1, IO
0.386%(cc)	11/25/28	27,559	612,376

A23

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K088, Class X3, IO
2.424%(cc)	02/25/47	8,040	$ 1,457,858
Series K089, Class X3, IO
2.375%(cc)	01/25/46	6,996	1,250,110
Series K090, Class X1, IO
0.853%(cc)	02/25/29	23,603	1,411,156
Series K090, Class X3, IO
2.389%(cc)	02/25/47	7,550	1,375,998
Series K092, Class X3, IO
2.323%(cc)	07/25/29	1,270	225,242
Series K095, Class X1, IO
1.083%(cc)	06/25/29	10,979	839,363
Series K723, Class X3, IO
1.983%(cc)	10/25/34	5,000	348,437
Series K729, Class X3, IO
2.036%(cc)	11/25/44	10,120	916,130
Series K730, Class X3, IO
2.103%(cc)	02/25/45	9,390	900,244
Series KC04, Class X1, IO
1.405%(cc)	12/25/26	7,500	509,241
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.713%(cc)	04/25/48	1,810	1,845,643
Series 2017-KF29, Class B, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 4.000%)
5.639%(c)	02/25/24	1,149	1,174,706
Series 2018-KF42, Class B, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.289%(c)	12/25/24	1,414	1,424,196
Series 2019-K736, Class C, 144A
3.759%(cc)	07/25/26	390	396,797
Government National Mortgage Assoc.,
Series 2012-44, Class IO, IO
0.402%(cc)	03/16/49	5,476	63,069
Series 2013-80, Class IO, IO
0.939%(cc)	03/16/52	5,375	306,025
Series 2014-186, Class IO, IO
0.756%(cc)	08/16/54	11,726	528,360
Series 2015-33, Class IO, IO
0.740%(cc)	02/16/56	8,527	403,818
Series 2015-59, Class IO, IO
1.012%(cc)	06/16/56	1,528	85,802
Series 2015-86, Class IO, IO
0.762%(cc)	05/16/52	5,295	248,412
Series 2016-105, Class IO, IO
1.062%(cc)	10/16/57	3,158	214,671
Series 2016-71, Class QI, IO
0.974%(cc)	11/16/57	14,896	1,017,626
Series 2016-96, Class IO, IO
0.976%(cc)	12/16/57	1,122	81,598
Series 2017-148, Class IO, IO
0.656%(cc)	07/16/59	2,789	153,774
Series 2017-171, Class IO, IO
0.697%(cc)	09/16/59	1,747	109,649
Series 2017-173, Class IO, IO
1.360%(cc)	09/16/57	2,740	244,226
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-86, Class IO, IO
0.773%(cc)	05/16/59	2,327	$ 143,270
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	2,075,946
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-02A, Class 1A3, 144A, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
2.271%(c)	06/25/37	63	62,292
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class X, IO, 144A
0.409%(cc)	02/12/44	304	367
Series 2007-T27, Class B, 144A
6.144%(cc)	06/11/42	2,309	2,457,149
UBS Commercial Mortgage Trust,
Series 2012-C01, Class XA, IO, 144A
2.242%(cc)	05/10/45	3,690	151,801
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A4
3.525%	05/10/63	648	667,565
Velocity Commercial Capital Loan Trust,
Series 2015-01, Class M3, 144A
7.050%(cc)	06/25/45	125	129,185
Series 2015-01, Class M5, 144A
8.369%(cc)	06/25/45	100	105,500
Series 2016-01, Class M5, 144A
9.055%(cc)	04/25/46	43	47,101
Series 2016-01, Class M7, 144A
9.055%(cc)	04/25/46	67	70,159
Series 2016-02, Class AFX
2.997%(cc)	10/25/46	53	53,110
Series 2017-01, Class AFL, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.268%(c)	05/25/47	103	103,511
Series 2017-01, Class M3, 144A
5.350%(cc)	05/25/47	100	103,122
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	76	77,433
Series 2018-02, Class A, 144A
4.050%(cc)	10/26/48	1,217	1,241,628
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	98	100,595
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	98	100,775
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	94	96,535
Series 2019-01, Class A, 144A
3.760%(cc)	03/25/49	4,683	4,773,177
Series 2019-01, Class M1, 144A
3.940%(cc)	03/25/49	1,941	1,983,217
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	99	99,822
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	1,049	1,073,242

A24

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.403%(cc)	03/15/45		1,125	$ 1,137,462

Total Commercial Mortgage-Backed Securities (cost $55,643,706)				56,642,063
Convertible Bonds — 3.3%
Aerospace & Defense — 0.1%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
0.000%(ss)	06/14/21	EUR	800	972,443
0.000%(ss)	07/01/22	EUR	1,000	1,363,898
Safran SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	06/21/23	EUR	422	769,389
				3,105,730
Apparel — 0.1%
adidas AG (Germany),
Sr. Unsec’d. Notes
0.050%	09/12/23	EUR	1,200	1,610,545
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21		348	1,495,836
				3,106,381
Banks — 0.1%
BofA Finance LLC,
Bank Gtd. Notes, MTN
0.250%	05/01/23		1,248	1,251,177
Beverages — 0.1%
Remy Cointreau SA (France),
Sr. Unsec’d. Notes
0.125%	09/07/26	EUR	672	1,038,999
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc.,
Sr. Sub. Notes
0.599%	08/01/24(a)		634	623,220
Exact Sciences Corp.,
Sr. Unsec’d. Notes
0.375%	03/15/27		443	477,908
1.000%	01/15/25		487	687,279
Illumina, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	08/15/23(a)		487	538,744
0.500%	06/15/21(a)		470	622,716
				2,949,867
Building Materials — 0.1%
Sika AG (Switzerland),
Sr. Unsec’d. Notes
0.150%	06/05/25(a)	CHF	660	729,445
Sub. Notes
3.750%	01/30/22	CHF	800	909,133
				1,638,578
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Chemicals — 0.1%
Symrise AG (Germany),
Sr. Unsec’d. Notes
0.238%	06/20/24	EUR	900	$ 1,161,726
Toray Industries, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	08/31/21	JPY	50,000	515,104
				1,676,830
Coal — 0.0%
RAG-Stiftung (Germany),
Sr. Unsec’d. Notes, EMTN
0.000%(ss)	02/18/21	EUR	500	548,256
Commercial Services — 0.2%
Chegg, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	03/15/25		684	625,483
China Conch Venture Holdings International Ltd. (China),
Gtd. Notes
3.520%	09/05/23	HKD	7,000	922,020
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
1.750%	06/19/24		1,000	995,922
Euronet Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	03/15/49(a)		767	897,869
Shanghai Port Group BVI Holding Co. Ltd. (China),
Gtd. Notes
0.180%	08/09/21		1,120	1,144,640
Square, Inc.,
Sr. Unsec’d. Notes
0.500%	05/15/23		487	541,483
				5,127,417
Diversified Financial Services — 0.1%
SBI Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/13/23	JPY	110,000	1,060,578
Electronics — 0.0%
Fortive Corp.,
Gtd. Notes, 144A
0.875%	02/15/22		733	725,212
Engineering & Construction — 0.1%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.500%	01/16/26	EUR	800	1,117,940
China Railway Construction Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	01/29/21		1,000	1,068,980
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21(a)		550	527,799
				2,714,719

A25

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Entertainment — 0.1%
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23		1,482	$ 1,737,498
Healthcare-Products — 0.1%
Insulet Corp.,
Sr. Unsec’d. Notes, 144A
0.375%	09/01/26		476	482,621
QIAGEN NV,
Sr. Unsec’d. Notes
1.000%	11/13/24		600	620,034
Repligen Corp.,
Sr. Unsec’d. Notes
0.375%	07/15/24		416	411,320
Wright Medical Group NV,
Sr. Unsec’d. Notes
2.250%	11/15/21		304	354,704
				1,868,679
Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		84	280,992
Orpea (France),
Sr. Unsec’d. Notes
0.375%	05/17/27	EUR	591	1,043,711
				1,324,703
Home Furnishings — 0.1%
Harvest International Co. (China),
Gtd. Notes
0.000%(ss)	11/21/22	HKD	10,000	1,270,881
Sony Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22	JPY	146,000	1,841,961
				3,112,842
Internet — 0.4%
Baozun, Inc. (China),
Sr. Unsec’d. Notes, 144A
1.625%	05/01/24		595	632,891
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.350%	06/15/20		1,031	1,541,020
0.900%	09/15/21(a)		1,263	1,464,469
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.000%	07/01/20		408	397,512
1.990%	07/01/25		396	399,799
IAC FinanceCo, Inc.,
Ltd. Gtd. Notes, 144A
0.875%	10/01/22		532	811,504
Okta, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	09/01/25		968	876,435
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.750%	07/01/23		1,306	1,373,314
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Internet (cont’d.)
Proofpoint, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	08/15/24		634	$ 686,394
Twitter, Inc.,
Sr. Unsec’d. Notes
0.250%	06/15/24(a)		834	882,683
Zendesk, Inc.,
Sr. Unsec’d. Notes
0.250%	03/15/23		205	270,700
				9,336,721
Investment Companies — 0.1%
Archer Obligations SA (France),
Gtd. Notes
0.000%(ss)	03/31/23	EUR	1,100	1,558,029
Media — 0.1%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26		760	696,316
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30		18	12,704
4.000%	11/15/29		24	17,251
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46		802	1,038,991
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23		639	763,350
				2,528,612
Mining — 0.0%
Glencore Funding LLC (Switzerland),
Gtd. Notes, EMTN
0.390%	03/27/25		800	686,800
Miscellaneous Manufacturing — 0.0%
CRRC Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	02/05/21		1,000	955,643
Oil & Gas — 0.1%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.000%	04/28/23	GBP	300	459,469
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26		70	41,825
Oasis Petroleum, Inc.,
Gtd. Notes
2.625%	09/15/23		40	29,614
TOTAL SA (France),
Sr. Unsec’d. Notes, EMTN
0.500%	12/02/22(a)		1,000	1,050,700
Transocean, Inc.,
Gtd. Notes
0.500%	01/30/23		625	511,328

A26

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Oil & Gas (cont’d.)
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20		49	$ 47,788
				2,140,724
Oil & Gas Services — 0.0%
TechnipFMC PLC (United Kingdom),
Sr. Unsec’d. Notes
0.875%	01/25/21	EUR	800	911,460
Pharmaceuticals — 0.1%
Bayer Capital Corp. BV (Germany),
Gtd. Notes, 144A
5.625%	11/22/19	EUR	500	442,767
DexCom, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	12/01/23		360	422,000
Supernus Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
0.625%	04/01/23		448	414,893
				1,279,660
Real Estate — 0.1%
Deutsche Wohnen SE (Germany),
Sr. Unsec’d. Notes
0.325%	07/26/24	EUR	1,300	1,500,588
Smart Insight International Ltd. (China),
Sr. Sec’d. Notes
4.500%	12/05/23	HKD	4,000	580,527
				2,081,115
Retail — 0.0%
Zhongsheng Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
4.570%	05/23/23	HKD	5,000	686,214
Semiconductors — 0.4%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26		269	1,002,328
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27		3,284	4,227,538
NXP Semiconductors NV (Netherlands),
Sr. Unsec’d. Notes
1.000%	12/01/19		713	775,875
ON Semiconductor Corp.,
Gtd. Notes
1.625%	10/15/23		753	905,444
Semiconductor Manufacturing International Corp. (China),
Sr. Unsec’d. Notes
0.000%(ss)	07/07/22		500	583,219
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22		503	654,261
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds (continued)
Semiconductors (cont’d.)
STMicroelectronics NV (Switzerland),
Sr. Unsec’d. Notes
0.000%(ss)	07/03/22		1,200	$ 1,390,716
				9,539,381
Software — 0.4%
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/25(a)		552	631,832
Atlassian, Inc.,
Gtd. Notes
0.625%	05/01/23		210	344,862
Coupa Software, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	06/15/25		1,010	1,104,688
DocuSign, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/23		400	448,897
Envestnet, Inc.,
Sr. Unsec’d. Notes
1.750%	06/01/23		549	591,548
Five9, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/23		354	509,389
New Relic, Inc.,
Sr. Unsec’d. Notes
0.500%	05/01/23		601	568,899
ServiceNow, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/01/22		330	631,609
Splunk, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23		777	834,859
Twilio, Inc.,
Sr. Unsec’d. Notes
0.250%	06/01/23		391	652,489
Workday, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/22		478	626,601
Xero Investments Ltd. (New Zealand),
Gtd. Notes
2.375%	10/04/23		770	911,320
				7,856,993
Telecommunications — 0.1%
Vodafone Group PLC (United Kingdom),
Sub. Notes
1.500%	03/12/22	GBP	700	1,077,981
Transportation — 0.0%
Golar LNG Ltd. (Bermuda),
Sr. Unsec’d. Notes
2.750%	02/15/22		837	729,508

Total Convertible Bonds (cost $71,273,890)				74,356,307

A27

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 13.2%
Advertising — 0.0%
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26(a)	220	$ 232,595
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.875%	03/15/25	40	41,250
Gtd. Notes, 144A
5.000%	08/15/27	80	83,968
			357,813
Aerospace & Defense — 0.2%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	230	244,950
5.900%	02/01/27	264	295,759
5.950%	02/01/37	45	48,552
6.750%	01/15/28	70	79,625
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	255	280,125
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22	59	58,926
7.500%	12/01/24	124	124,000
7.500%	03/15/25(a)	471	470,411
7.875%	04/15/27	144	143,402
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	200	236,773
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	270	283,364
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
4.800%	12/15/43	200	241,546
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	348	373,665
Triumph Group, Inc.,
Gtd. Notes
7.750%	08/15/25	80	80,724
United Technologies Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.818%(c)	08/16/21	140	140,013
Sr. Unsec’d. Notes
3.750%	11/01/46	100	110,038
3.950%	08/16/25	400	438,222
4.500%	06/01/42	271	324,535
			3,974,630
Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.590% (Cap N/A, Floor 0.000%)
2.765%(c)	08/14/20	30	30,057
Gtd. Notes, 3 Month LIBOR + 0.880%
3.038%(c)	08/15/22	305	306,763
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	170	$ 189,748
7.000%	08/04/41	150	185,745
			712,313
Airlines — 0.2%
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31	313	319,202
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	380	391,406
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	116	122,658
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	270	283,177
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	177	182,475
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29	263	274,177
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22	93	96,567
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33	382	402,648
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	127	133,637
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	388	408,159
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	36	38,081
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	453	497,483
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	117	123,905
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	193	203,650
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	322	325,470
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24	131	137,878

A28

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	467	$ 504,089
			4,444,662
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	405	427,882
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	52	55,640
			483,522
Auto Manufacturers — 0.4%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	195	199,266
5.875%	06/01/29	205	222,425
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
2.488%(c)	06/11/21	470	470,853
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.540%
2.640%(c)	06/27/22	300	301,027
BMW Finance NV (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.790%
2.965%(c)	08/12/22	330	331,143
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%
2.676%(c)	08/13/21	470	470,987
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%
2.833%(c)	04/14/22	340	339,685
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.550%
2.837%(c)	05/04/21	1,000	999,451
Gtd. Notes, 144A, 3 Month LIBOR + 0.900%
3.058%(c)	02/15/22	250	251,293
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
2.922%(c)	06/12/20	200	199,649
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.810%
3.099%(c)	04/05/21	400	395,315
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.880%
3.220%(c)	10/12/21	500	491,486
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.034%(c)	09/10/21	400	399,628
Sr. Unsec’d. Notes
6.600%	04/01/36	200	229,147
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.161%(c)	04/09/21	400	399,751
Gtd. Notes
4.300%	07/13/25	250	259,641
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.339%(c)	11/06/21	170	170,051
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%
2.652%(c)	05/21/20	59	$ 59,045
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%
3.078%(c)	03/02/21	100	100,108
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.000%)
3.243%(c)	07/08/21	870	870,973
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.500%	10/01/27	200	157,500
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26	75	77,625
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.630%
2.789%(c)	09/21/21	290	289,975
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)
2.794%(c)	09/28/22	600	598,958
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.890%
3.193%(c)	01/13/22	190	190,828
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
2.946%(c)	11/13/20	250	250,843
Gtd. Notes, 144A, 3 Month LIBOR + 0.860%
2.972%(c)	09/24/21	200	200,327
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
3.121%(c)	11/12/21	350	351,937
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25	175	171,937
			9,450,854
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	325	264,062
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	315	329,175
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	876	850,815
6.250%	03/15/26	275	262,625
6.500%	04/01/27(a)	492	468,630
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	505	460,181
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25(a)	520	460,200
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27(a)	383	377,676
5.000%	05/31/26	209	211,571

A29

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	235	$ 247,338
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26(a)	260	212,550
5.375%	12/15/24	20	17,400
			4,162,223
Banks — 2.2%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.570%
2.702%(c)	08/27/21	230	230,637
Sub. Notes, 144A
4.750%	07/28/25	250	268,996
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.875%	01/25/22	200	203,146
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.710%
2.834%(c)	05/19/22	310	312,245
Sr. Unsec’d. Notes, 144A, MTN
4.875%	01/12/21	160	165,672
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—(rr)	190	207,575
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.283%(c)	04/24/23	280	282,200
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28	382	398,961
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
2.756%(c)	06/25/22	715	717,549
Sr. Unsec’d. Notes, MTN
2.881%(ff)	04/24/23	2,000	2,029,267
3.248%	10/21/27	1,300	1,351,260
4.078%(ff)	04/23/40	370	413,805
4.330%(ff)	03/15/50	305	359,382
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.180%
3.458%(c)	10/21/22	90	91,178
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%
2.683%(c)	03/26/22	460	461,671
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
3.442%(ff)	02/07/28	200	212,072
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	180	195,792
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22	200	220,500
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.588%(c)	02/15/23	260	259,871
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
3.963%(c)	01/10/23	200	200,788
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
4.291%(c)	08/10/21	700	$ 714,033
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24	200	209,033
Sub. Notes
5.200%	05/12/26	345	366,488
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.390%
2.568%(c)	08/07/21	720	718,349
BPCE SA (France),
Sub. Notes, 144A, MTN
4.625%	07/11/24	250	266,418
Capital One NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%
3.416%(c)	01/30/23	250	251,771
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	50	52,977
5.250%	03/07/25(a)	132	143,880
Sub. Notes
6.125%	03/09/28	83	97,110
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%
2.654%(c)	02/19/22(a)	250	250,430
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.736%(c)	05/20/22	350	350,567
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—(rr)	75	79,408
Jr. Sub. Notes, Series T
6.250%(ff)	—(rr)	75	83,531
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
3.236%(c)	04/25/22	80	80,845
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.190%
3.456%(c)	08/02/21	540	547,168
Sr. Unsec’d. Notes
3.520%(ff)	10/27/28	750	784,343
3.887%(ff)	01/10/28	350	374,905
4.650%	07/23/48	185	226,405
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.568%(c)	09/01/23	180	183,087
Sub. Notes
4.400%	06/10/25	515	554,341
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
4.500%	12/09/25	300	323,929
Sub. Notes, 144A, MTN
3.743%	09/12/39	200	199,243
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	1,000	1,073,481
Credit Agricole Corporate & Investment Bank SA (France),
Bank Gtd. Notes, MTN, 3 Month LIBOR + 0.625% (Cap N/A, Floor 0.625%)
2.957%(c)	10/03/21	450	450,834

A30

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/04/24	400	$ 411,746
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.200%
3.319%(c)	12/14/23	250	252,086
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	06/09/23	800	835,502
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
3.273%(c)	07/13/20	490	488,825
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.310%
3.446%(c)	08/20/20	490	487,683
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.577%(c)	02/04/21	150	148,929
Sr. Unsec’d. Notes
4.250%	10/14/21	335	340,317
Sr. Unsec’d. Notes, MTN
3.125%	01/13/21	115	115,210
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	153,851
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21	360	360,378
2.908%(ff)	06/05/23(a)	200	202,586
3.272%(ff)	09/29/25	1,000	1,032,219
3.500%	01/23/25	1,200	1,250,948
3.750%	02/25/26	350	370,138
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.780%
3.036%(c)	10/31/22	298	298,874
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
3.377%(c)	04/26/22	1,000	1,008,585
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23	101	102,357
4.800%	07/08/44	110	131,717
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
3.283%(c)	07/24/23	320	321,388
Sub. Notes
4.250%	10/21/25	485	519,000
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/05/22	200	201,429
4.041%(ff)	03/13/28	400	424,780
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.724%(c)	05/18/21	320	320,329
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.782%(c)	09/11/21	470	470,642
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.500%
3.789%(c)	01/05/22	400	407,490
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
3.150%	03/14/21	272	275,660
Industrial & Commercial Bank of China Ltd. (China),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.750%
2.902%(c)	02/21/20	200	200,118
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%
3.254%(c)	03/29/22	230	$ 232,928
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.490%
2.699%(c)	05/07/21	310	309,968
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.582%	12/10/25	350	367,579
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
2.618%(c)	08/06/21	60	60,005
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.189%(ff)	11/28/23	250	254,806
3.763%(ff)	11/28/28	815	851,080
6.000%	01/14/20	500	505,264
6.250%	01/14/21	282	295,756
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.802%(c)	03/07/22	230	230,150
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.917%(c)	07/26/21	460	461,555
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
3.066%(c)	07/25/22	120	120,484
Sr. Unsec’d. Notes
3.751%	07/18/39	260	278,872
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%
2.977%(c)	09/13/23	200	200,420
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.840%
3.162%(c)	07/16/23	470	470,577
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.140%
3.267%(c)	09/13/21	750	758,826
Morgan Stanley,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
3.458%(c)	01/20/22	430	434,166
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
3.208%(c)	07/22/22	220	221,674
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,500	1,581,262
4.300%	01/27/45	295	341,387
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%
3.683%(c)	10/24/23	500	509,010
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	213,322
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes
3.375%	01/14/26	300	317,952
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580%
2.736%(c)	09/20/21	250	251,152
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.710%
2.949%(c)	11/04/21	300	302,285
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.250%	09/21/22	237	247,746

A31

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.875%	05/13/21	550	$ 569,158
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32	200	205,254
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%	11/09/22	340	347,260
Regions Financial Corp.,
Sr. Unsec’d. Notes
3.800%	08/14/23(a)	225	237,153
Royal Bank of Canada (Canada),
Sub. Notes, GMTN
4.650%	01/27/26	287	316,978
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29	525	577,702
Sub. Notes
6.000%	12/19/23	30	32,938
6.125%	12/15/22	115	124,437
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23	220	223,144
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
2.758%(c)	06/01/21	500	500,456
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%
2.818%(c)	11/15/21	200	200,231
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.050%	03/25/22	200	203,939
Societe Generale SA (France),
Sub. Notes, 144A
4.750%	11/24/25	350	375,936
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.150%
3.428%(c)	01/20/23	200	200,423
Sr. Unsec’d. Notes, 144A
4.305%(ff)	05/21/30	200	214,986
Sub. Notes, 144A
5.200%	01/26/24	350	376,527
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.040%	07/16/29	465	475,639
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
3.432%(c)	07/14/21	70	70,828
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.140%
3.443%(c)	10/19/21	390	394,900
SunTrust Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%
2.856%(c)	08/02/22	170	170,356
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.700%	01/27/22	350	353,908
Synchrony Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.625%
2.729%(c)	03/30/20	500	500,184
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.270%
2.409%(c)	03/17/21	300	$ 300,313
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.368%(c)	05/23/23(a)	400	404,611
Gtd. Notes, 144A
4.253%	03/23/28	200	218,154
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	900	916,511
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.930%
3.111%(c)	02/11/22	240	241,470
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	300	313,178
Sub. Notes
5.375%	11/02/43	185	232,090
Sub. Notes, MTN
4.400%	06/14/46	217	243,663
4.750%	12/07/46	53	62,570
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
2.752%(c)	05/27/22	300	300,744
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.759%(c)	07/23/21	580	581,428
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%
2.798%(c)	09/09/22	400	400,896
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.380%
2.532%(c)	05/21/21	340	340,192
			49,144,313
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,000	1,155,098
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39	160	250,328
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
3.875%	11/26/23	150	158,505
Constellation Brands, Inc.,
Gtd. Notes
3.700%	12/06/26	150	158,720
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.430%	06/15/27	545	562,232
			2,284,883
Biotechnology — 0.0%
Advanz Pharma Corp. (Canada),
Sr. Sec’d. Notes
8.000%	09/06/24	259	251,877
Celgene Corp.,
Sr. Unsec’d. Notes
3.900%	02/20/28	245	268,364

A32

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
4.550%	02/20/48	150	$ 178,992
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.000%	09/01/36	300	335,548
			1,034,781
Building Materials — 0.1%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	255	256,912
James Hardie International Finance DAC,
Gtd. Notes, 144A
4.750%	01/15/25	200	206,000
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	315	316,191
Johnson Controls International PLC,
Sr. Unsec’d. Notes
5.000%	03/30/20	150	151,996
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27	350	356,295
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32	210	257,473
PGT Escrow Issuer, Inc.,
Gtd. Notes, 144A
6.750%	08/01/26	125	134,687
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	580	599,523
5.000%	02/15/27	35	36,236
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25	115	117,875
			2,433,188
Chemicals — 0.3%
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	25	24,687
7.000%	05/15/25(a)	543	511,777
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	722	752,685
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%
2.868%(c)	11/15/20	230	231,097
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26	280	285,600
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27	74	72,705
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.625%	08/01/24(a)	970	995,705
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
4.450%	09/26/28	50	$ 55,229
5.000%	09/26/48	100	114,121
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	300	339,682
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	70	71,225
5.250%	06/01/27	562	584,958
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	250	260,765
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26(a)	300	300,375
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25(a)	480	466,200
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25	89	84,172
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	48	45,720
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	130	174,004
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	230	193,775
			5,564,482
Coal — 0.0%
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	16	16,080
6.375%	03/31/25	60	59,288
			75,368
Commercial Services — 0.4%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22	215	215,000
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	331	281,760
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24	80	83,000
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
4.375%	08/15/27	400	411,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25(a)	236	242,490

A33

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
6.375%	04/01/24	595	$ 621,031
Sr. Unsec’d. Notes, 144A
5.750%	07/15/27	84	86,663
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	235	236,325
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.500%	08/16/21	105	109,279
6.700%	06/01/34	110	150,188
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25	601	617,287
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25	150	156,937
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.150%	08/15/49	130	137,166
Harsco Corp.,
Gtd. Notes, 144A
5.750%	07/31/27	52	54,148
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	445	462,800
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22	85	85,744
Gtd. Notes, 144A
5.500%	10/15/24(a)	439	437,902
7.125%	08/01/26	265	276,594
Sec’d. Notes, 144A
7.625%	06/01/22	428	445,655
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20	92	92,238
Gtd. Notes, 144A
5.000%	04/15/22	370	371,036
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	126	132,464
Sr. Sec’d. Notes, 144A
5.250%	04/15/24	70	71,859
5.750%	04/15/26(a)	372	387,364
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	136	150,110
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	111	119,046
Service Corp. International,
Sr. Unsec’d. Notes
4.625%	12/15/27	375	391,406
7.500%	04/01/27	215	262,837
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25	125	126,263
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	387	$ 267,417
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	335	341,863
5.250%	01/15/30	275	288,236
5.500%	05/15/27	100	106,000
6.500%	12/15/26(a)	750	817,125
			9,036,733
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.750%	01/13/25	300	310,006
2.850%	05/11/24	230	238,622
3.850%	05/04/43	800	896,987
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	157	149,856
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25	55	56,513
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	125	131,750
Sr. Sec’d. Notes, 144A
6.020%	06/15/26	200	224,916
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24(a)	130	122,200
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23(a)	511	286,160
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22	57	46,740
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%
2.807%(c)	03/12/21	380	380,746
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
3.009%(c)	10/05/21	440	440,040
International Business Machines Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.576%(c)	05/13/21	700	702,724
Sr. Unsec’d. Notes
3.300%	05/15/26	300	316,356
3.500%	05/15/29	850	912,241
MTS Systems Corp.,
Gtd. Notes, 144A
5.750%	08/15/27	88	91,520
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27	115	119,025
6.125%	09/01/29	115	121,216

A34

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	444	$ 456,765
			6,004,383
Cosmetics/Personal Care — 0.0%
Coty, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26(a)	125	121,250
High Ridge Brands Co.,
Gtd. Notes, 144A
8.875%	03/15/25	22	1,760
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24	136	72,080
			195,090
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)	160	164,704
Performance Food Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/27	62	65,255
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	110	111,788
W.W. Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45	150	176,473
			518,220
Diversified Financial Services — 0.6%
AIG Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.460%
2.566%(c)	06/25/21	130	130,381
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	605	615,310
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	41	43,306
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	42	43,769
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31(a)	125	172,812
Sr. Unsec’d. Notes
3.875%	05/21/24(a)	170	175,916
4.125%	02/13/22	190	194,275
4.625%	05/19/22	40	41,500
4.625%	03/30/25	40	43,050
5.125%	09/30/24	139	151,857
Sub. Notes
5.750%	11/20/25	145	162,403
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
American Express Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%
2.649%(c)	05/17/21	340	$ 340,885
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
2.756%(c)	05/20/22	470	471,505
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.887%(c)	11/05/21	310	311,808
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.375%	05/01/26	300	310,290
5.125%	10/01/23	130	137,930
Brookfield Finance, Inc. (Canada),
Gtd. Notes
4.850%	03/29/29	190	215,032
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24	400	420,301
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	06/15/24	225	218,812
Credit Acceptance Corp.,
Gtd. Notes, 144A
6.625%	03/15/26	78	83,460
Curo Group Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.250%	09/01/25	392	342,020
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	165	172,667
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	2,400	2,394,210
4.418%	11/15/35	700	732,563
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	145	146,813
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50	500	519,299
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
3.770%(cc)	12/21/65	560	383,298
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.020%(cc)	12/21/65	200	139,420
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	400	438,244
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24	524	556,650
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	82	85,350
5.250%	10/01/25	84	85,890

A35

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	163	$ 169,520
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	150	156,375
9.125%	07/15/26	198	210,870
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	25	25,063
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	02/15/24	198	213,919
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28	108	111,456
5.750%	05/01/25	185	190,781
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23	82	87,330
6.125%	03/15/24	35	37,669
6.625%	01/15/28	45	48,389
6.875%	03/15/25	220	242,412
7.125%	03/15/26	463	513,617
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.430%
2.683%(c)	11/01/21	120	120,396
			12,408,823
Electric — 0.4%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/25(a)	275	285,656
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	135	146,600
Sr. Unsec’d. Notes, Series V
5.600%	03/15/33	120	154,679
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series L
5.800%	10/01/35	103	130,707
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.050%	09/01/41	107	132,720
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	250	258,750
Sr. Unsec’d. Notes
5.375%	01/15/23	135	136,687
Clearway Energy Operating LLC,
Gtd. Notes
5.375%	08/15/24(a)	120	123,000
Gtd. Notes, 144A
5.750%	10/15/25	40	42,100
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	200	228,950
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series F
5.250%	08/01/33	240	$ 290,649
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43	100	112,859
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	200	204,083
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22	300	303,966
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24	250	289,322
Exelon Corp.,
Sr. Unsec’d. Notes
7.600%	04/01/32	155	212,976
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	450	537,967
6.250%	10/01/39	200	252,798
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	230,652
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	140	142,265
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	699,707
8.400%	01/15/22	120	136,798
9.400%	02/01/21	130	142,334
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	100	129,941
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	130	142,310
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	204	240,390
Kansas City Power & Light Co.,
Sr. Sec’d. Notes
5.300%	10/01/41	300	388,240
Mississippi Power Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.750%(c)	03/27/20	60	60,023
Nevada Power Co.,
Sec’d. Notes
5.375%	09/15/40	200	248,866
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	200	207,897
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.550%
2.694%(c)	08/28/21	400	400,119

A36

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	125	$ 128,750
4.250%	09/15/24	34	35,063
4.500%	09/15/27	40	40,900
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	115	124,585
7.250%	05/15/26	275	301,194
Gtd. Notes, 144A
5.250%	06/15/29	121	130,111
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	108	110,231
7.000%	10/30/31	150	206,746
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	120	142,943
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.569%(c)	03/15/21	440	438,564
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.803%(c)	01/15/21	40	39,957
Southern California Edison Co.,
First Ref. Mortgage, Series C
4.125%	03/01/48	400	434,179
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	72	73,980
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
5.000%	12/30/19^	160	16
11.500%	12/31/99	150	225
Notes, 144A
5.000%	10/10/99^	428	214
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	125	170,354
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23	125	127,688
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26(a)	110	115,082
			9,634,793
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	230	238,126
7.750%	01/15/27	390	434,538
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	55	56,787
			729,451
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics — 0.0%
ADT Security Corp. (The),
Sr. Sec’d. Notes
4.125%	06/15/23	115	$ 116,725
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	150	131,250
Tyco Electronics Group SA (Switzerland),
Gtd. Notes, 3 Month LIBOR + 0.450%
2.577%(c)	06/05/20	120	120,080
			368,055
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	66	67,320
5.000%	01/31/28	110	114,400
6.625%	06/15/25	5	5,270
			186,990
Engineering & Construction — 0.0%
AECOM,
Gtd. Notes
5.125%	03/15/27	136	142,596
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	137	139,055
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	708	702,265
			983,916
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	168	160,129
5.875%	11/15/26	59	53,543
6.125%	05/15/27	83	75,115
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	378	411,869
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	110	112,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27	8	8,562
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20	188	93,938
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	104	105,430
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	486	517,590

A37

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24	487	$ 533,265
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24	259	268,712
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	545	604,988
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.625%	03/15/26	118	125,522
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	138	143,520
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	194	200,790
5.500%	04/15/27	39	41,583
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	260	276,900
Twin River Worldwide Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27	164	172,200
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26	262	275,100
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	10/01/29	73	76,497
			4,258,003
Environmental Control — 0.0%
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25	86	89,655
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28(a)	310	322,400
Foods — 0.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	248	255,031
6.625%	06/15/24(a)	415	434,712
Gtd. Notes, 144A
7.500%	03/15/26	530	589,625
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	335	342,119
Campbell Soup Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.619%(c)	03/16/20	280	280,012
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
2.749%(c)	03/15/21	490	489,878
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.811%(c)	10/09/20	230	$ 229,977
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.028%(c)	10/22/20	30	30,006
Sr. Unsec’d. Notes
4.600%	11/01/25	50	54,986
5.300%	11/01/38	100	115,505
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25	243	229,028
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
2.862%(c)	04/16/21(a)	440	440,999
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	226	235,451
5.875%	07/15/24	186	191,589
6.750%	02/15/28	463	512,772
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	235	260,845
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	243	257,575
Kraft Heinz Foods Co.,
Gtd. Notes, 3 Month LIBOR + 0.570%
2.751%(c)	02/10/21	180	179,611
Gtd. Notes
5.000%	07/15/35	400	426,525
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26(a)	135	141,413
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	23	23,345
7.750%	06/15/26	11	11,220
8.000%	05/01/31	262	264,620
8.700%	05/01/30	274	286,672
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	126	114,660
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	231	239,085
5.875%	09/30/27	138	148,212
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	390	404,469
5.500%	12/15/29	115	119,888
5.750%	03/01/27	440	466,488
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24(a)	192	199,200
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
4.875%	08/15/34	100	117,956
			8,093,474

A38

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Forest Products & Paper — 0.0%
Clearwater Paper Corp.,
Gtd. Notes, 144A
5.375%	02/01/25	186	$ 178,095
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	227	243,741
5.750%	05/20/27	67	72,193
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	101	117,464
NiSource, Inc.,
Sr. Unsec’d. Notes
5.800%	02/01/42	314	401,191
			834,589
Hand/Machine Tools — 0.0%
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	76	80,435
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.875%	09/15/25	420	456,750
4.900%	11/30/46	145	187,056
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26	80	85,492
4.550%	03/01/39	350	413,005
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.000%	02/15/25	111	115,440
5.750%	09/01/23	40	41,068
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25	285	292,125
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35	285	342,980
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	70	72,975
5.250%	06/15/24	65	66,950
			2,073,841
Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	41	41,769
6.500%	03/01/24	160	166,400
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37	100	132,880
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	235	204,450
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	141	$ 155,883
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26	156	160,485
5.000%	07/15/27	21	21,788
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	83	85,199
6.125%	02/15/24	44	45,769
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	107	111,949
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24(a)	225	178,875
Sr. Sec’d. Notes
5.125%	08/01/21(a)	106	105,735
6.250%	03/31/23	210	208,603
Sr. Sec’d. Notes, 144A
8.000%	03/15/26	43	42,893
8.625%	01/15/24(a)	332	342,790
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	741	738,088
5.125%	07/15/24	283	287,599
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24	740	747,733
5.750%	09/15/25	140	146,069
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26(a)	429	261,690
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	60	62,826
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	1,725	1,884,562
5.625%	09/01/28(a)	159	177,174
5.875%	05/01/23	228	250,800
5.875%	02/15/26	1,501	1,677,818
5.875%	02/01/29	105	117,939
7.500%	02/15/22	120	132,996
Sr. Sec’d. Notes
5.250%	06/15/26	455	506,650
5.500%	06/15/47	50	56,214
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24(a)	344	316,910
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22(a)	151	128,350
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	256	259,533

A39

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sec’d. Notes, 144A
6.250%	02/01/27	450	$ 468,697
Sr. Sec’d. Notes
4.625%	07/15/24	153	157,243
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	49	50,405
4.875%	01/01/26	1,011	1,037,539
5.125%	11/01/27	137	141,569
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	790	829,642
7.000%	08/01/25	45	45,563
8.125%	04/01/22	27	29,202
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39	265	275,862
4.625%	07/15/35	100	120,849
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	201	209,291
			13,124,281
Holding Companies-Diversified — 0.0%
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	291	315,499
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22	200	204,448
			519,947
Home Builders — 0.0%
Lennar Corp.,
Gtd. Notes
4.750%	11/29/27	100	107,250
5.000%	06/15/27	65	69,550
5.250%	06/01/26	90	97,312
5.875%	11/15/24	45	49,838
			323,950
Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	544	567,120
5.625%	10/15/23	465	478,369
			1,045,489
Household Products/Wares — 0.1%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24(a)	427	441,945
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28	545	555,900
6.125%	11/15/23	75	77,625
Kronos Acquisition Holdings, Inc. (Canada),
Gtd. Notes, 144A
9.000%	08/15/23	125	110,313
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Household Products/Wares (cont’d.)
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24(a)	165	$ 171,600
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22	300	301,849
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	657	685,573
6.125%	12/15/24	190	197,172
Gtd. Notes, 144A
5.000%	10/01/29	21	21,368
			2,563,345
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	460	483,000
6.000%	10/15/23	200	206,300
			689,300
Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%
2.676%(c)	09/20/21	230	229,770
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	185	256,103
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26	250	256,773
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	300	316,970
4.700%	07/10/35	310	353,177
Athene Global Funding,
Sec’d. Notes, 144A, MTN
4.000%	01/25/22	472	489,837
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.400%	05/15/42	165	196,813
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	230	301,917
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	130	139,724
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/25	85	91,162
Globe Life, Inc.,
Sr. Unsec’d. Notes
4.550%	09/15/28	150	167,427
Harborwalk Funding Trust,
Sub. Notes, 144A
5.077%(ff)	02/15/69	175	211,102

A40

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.100%	10/01/41	65	$ 88,475
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	50	50,272
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	200	249,869
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.350%	03/01/48	150	163,085
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	350	364,415
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	300	311,801
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	66	83,705
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	124	138,132
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.875%	04/11/22	767	799,973
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22	250	258,901
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	300	317,379
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.520%
2.624%(c)	06/28/21	180	180,771
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24	80	82,400
4.875%	03/15/27	69	69,863
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	150	186,477
			6,356,293
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34	400	500,460
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	350	364,000
Getty Images, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	03/01/27	20	20,195
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28(a)	415	$ 422,242
5.875%	02/15/25	31	34,042
5.875%	11/15/28	276	299,819
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	235	244,987
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	125	126,377
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	190	194,988
6.375%	05/15/25(a)	420	432,516
Gtd. Notes, 144A
5.750%	01/15/27	30	30,669
			2,670,295
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.375%	12/15/25	192	201,891
Gtd. Notes, 144A
4.750%	09/15/24	165	164,835
6.250%	05/15/26	83	87,046
			453,772
Iron/Steel — 0.0%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25(a)	135	115,087
Sr. Sec’d. Notes
7.500%	07/15/23	25	25,125
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.950%	01/15/21	38	38,831
7.875%	08/15/23	20	21,695
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	65	68,575
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25(a)	9	8,843
Sr. Sec’d. Notes, 144A
4.875%	01/15/24	55	56,100
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	45	46,688
5.375%	07/15/27	42	42,525
Nucor Corp.,
Sr. Unsec’d. Notes
6.400%	12/01/37	100	137,708
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25	92	92,920
5.250%	04/15/23	12	12,210

A41

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	100	$ 84,000
6.875%	08/15/25	38	34,295
			784,602
Leisure Time — 0.1%
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25(a)	121	101,337
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	478	487,560
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	417	387,810
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	111	114,619
			1,091,326
Lodging — 0.3%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26	119	126,140
6.875%	05/15/23	66	68,475
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24	25	25,469
5.125%	05/01/26	340	357,000
Gtd. Notes, 144A
4.875%	01/15/30	93	98,194
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24	87	92,437
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	334	344,020
4.875%	04/01/27	98	103,218
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22	50	52,938
Sr. Sec’d. Notes, 144A
6.750%	11/15/21	420	428,925
Marriott International, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.752%(c)	03/08/21	70	70,256
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%
2.738%(c)	12/01/20	230	230,742
Marriott Ownership Resorts, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	18	18,180
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	467	503,192
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
5.625%	07/17/27	230	$ 238,675
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	1,657	1,727,638
5.500%	04/15/27	45	49,313
5.750%	06/15/25	25	27,539
6.000%	03/15/23	45	49,577
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25	83	84,228
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%	04/01/24	51	53,805
5.750%	04/01/27	68	73,440
6.350%	10/01/25	84	92,820
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	810	852,768
			5,768,989
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.300%
2.412%(c)	03/08/21	240	240,144
Sr. Unsec’d. Notes, Series I, MTN, 3 Month LIBOR + 0.390%
2.514%(c)	05/17/21	350	350,800
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	335	343,794
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24(a)	215	207,206
			1,141,944
Machinery-Diversified — 0.1%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23	82	84,665
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.400%
2.502%(c)	06/07/21	216	216,497
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.490%
2.622%(c)	06/13/22	180	180,342
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25	225	231,165
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	60	65,893
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	315	325,237
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	90	95,738

A42

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Tennant Co.,
Gtd. Notes
5.625%	05/01/25	173	$ 179,920
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24	50	53,500
			1,432,957
Media — 1.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	200	205,250
7.500%	05/15/26	430	456,871
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22	67	68,424
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	200	225,400
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	59	60,844
5.000%	04/01/24	85	87,553
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	50	53,875
8.000%	04/15/20	93	95,674
CBS Corp.,
Gtd. Notes
4.850%	07/01/42	100	111,033
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	12	12,195
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	192	194,920
5.000%	02/01/28	74	76,497
5.125%	05/01/27	1,085	1,132,469
5.500%	05/01/26	100	104,740
5.750%	02/15/26	2,750	2,906,750
5.875%	04/01/24	1,055	1,100,850
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24	1,185	1,301,912
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	168	175,031
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.440%
2.539%(c)	10/01/21	110	110,340
Gtd. Notes
3.600%	03/01/24	160	169,669
4.049%	11/01/52	267	297,787
4.200%	08/15/34	700	800,000
4.600%	10/15/38	300	358,380
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	02/01/28	200	210,750
5.500%	05/15/26	200	210,480
6.500%	02/01/29	225	250,082
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
6.625%	10/15/25	400	$ 428,120
Sr. Unsec’d. Notes
5.250%	06/01/24	393	422,475
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25	485	549,238
Cumulus Media New Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/01/26	102	106,845
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	61	63,287
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	183	189,862
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	100	122,356
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	255	257,626
5.125%	05/01/20	25	25,281
5.875%	07/15/22	57	59,280
5.875%	11/15/24(a)	2,055	2,037,019
6.750%	06/01/21	276	290,435
7.750%	07/01/26(a)	384	390,720
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24(a)	330	341,550
Sec’d. Notes, 144A
6.500%	05/01/27	260	271,700
GCI LLC,
Sr. Unsec’d. Notes
6.875%	04/15/25	180	189,450
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	50	51,813
5.875%	07/15/26(a)	237	246,480
7.000%	05/15/27	348	382,348
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	290	312,996
Sr. Sec’d. Notes
6.375%	05/01/26	74	80,562
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	60	62,400
iHeartCommunications, Inc., Escrow Shares,
Sr. Sec’d. Notes
9.000%	12/15/99^	500	—
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26(a)	265	269,306
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	31	32,628
Nexstar Broadcasting, Inc.,
Gtd. Notes
5.875%	11/15/22	83	84,867

A43

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Gtd. Notes, 144A
5.625%	08/01/24(a)	400	$ 416,340
Nexstar Escrow, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	07/15/27	89	93,227
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	54	58,725
Sinclair Television Group, Inc.,
Gtd. Notes
6.125%	10/01/22(a)	250	254,832
Gtd. Notes, 144A
5.625%	08/01/24	609	626,509
5.875%	03/15/26	8	8,370
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25	817	846,616
5.375%	07/15/26	509	534,379
5.500%	07/01/29	103	109,952
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	150	198,220
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	171	176,130
Gtd. Notes, 144A
5.500%	09/15/24	35	36,050
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	300	305,403
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	377	521,462
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	358	367,845
Viacom, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57	394	409,021
6.250%(ff)	02/28/57	77	83,006
Sr. Unsec’d. Notes
3.875%	04/01/24	200	210,355
6.875%	04/30/36	100	130,721
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	53	56,048
5.375%	06/15/24	50	54,658
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	235	240,844
Walt Disney Co. (The),
Gtd. Notes, 3 Month LIBOR + 0.390%
2.502%(c)	09/01/22	180	180,593
Gtd. Notes, 144A
7.430%	10/01/26	100	130,006
7.625%	11/30/28	100	140,666
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
7.700%	10/30/25	100	$ 129,746
			24,366,144
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	09/30/27	29	29,398
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	45	42,188
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	165	167,887
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	38	40,043
			279,516
Mining — 0.1%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	400	420,500
7.000%	09/30/26	200	217,006
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	100	129,130
Coeur Mining, Inc.,
Gtd. Notes
5.875%	06/01/24	49	49,000
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22	34	34,892
5.125%	03/15/23	15	15,468
5.125%	05/15/24	35	36,400
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	111	111,277
3.875%	03/15/23	465	468,487
4.550%	11/14/24	280	286,944
5.400%	11/14/34	9	8,550
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.625%	04/29/24	200	213,702
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	150	148,500
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23	25	25,813
7.625%	01/15/25	57	57,784
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	35	36,439
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22	55	32,313

A44

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	37	$ 38,802
6.250%	08/15/24	107	111,815
			2,442,822
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	75	79,125
EnPro Industries, Inc.,
Gtd. Notes
5.750%	10/15/26	150	159,938
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24	51	44,370
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	425	423,406
General Electric Co.,
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	215	223,649
5.550%	01/05/26	200	226,177
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41	200	257,612
			1,414,277
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28	124	126,492
5.000%	09/01/23	65	66,651
5.000%	09/01/25	305	316,819
Pitney Bowes, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/24	24	22,800
5.200%	04/01/23	101	99,485
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23	122	123,983
			756,230
Oil & Gas — 0.7%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.875%	03/31/25	272	285,945
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	46	40,423
5.375%	11/01/21	34	32,810
5.625%	06/01/23(a)	424	366,760
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	45	37,575
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets America, Inc.,
Gtd. Notes
3.017%	01/16/27	145	$ 149,817
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.279%	09/19/27	300	315,752
3.814%	02/10/24	250	266,135
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
Gtd. Notes
6.875%	02/01/25	421	362,060
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	33	32,505
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	339	437,184
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)	148	140,230
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	200	206,272
6.750%	11/15/39	268	327,659
Centennial Resource Production LLC,
Gtd. Notes, 144A
6.875%	04/01/27	55	54,863
Chesapeake Energy Corp.,
Gtd. Notes
7.000%	10/01/24	95	68,162
7.500%	10/01/26	110	74,800
8.000%	06/15/27(a)	179	121,756
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	118	125,375
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	90	91,012
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20	200	200,198
ConocoPhillips Co.,
Gtd. Notes, 3 Month LIBOR + 0.900%
3.058%(c)	05/15/22	250	252,970
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25	180	144,000
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	46	42,665
9.250%	03/31/22	21	18,375
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39	49	23,765
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	125	153,955

A45

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25	50	$ 1,250
9.375%	05/01/24	867	23,843
Sr. Sec’d. Notes, 144A
7.750%	05/15/26	636	477,000
8.000%	11/29/24	290	107,300
Equinor ASA (Norway),
Gtd. Notes
2.650%	01/15/24	214	219,799
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.995%	08/16/39	615	615,103
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	125	90,419
6.375%	05/15/25	30	21,300
6.375%	01/15/26	170	119,000
6.625%	05/01/23(a)	130	101,400
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25(d)	220	19,800
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	103	96,305
5.750%	10/01/25	19	17,670
6.250%	11/01/28	85	79,050
Ithaca Energy North Sea PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
9.375%	07/15/24	235	245,222
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26	70	78,681
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	60	60,114
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	125	120,625
7.000%	03/31/24	245	236,425
Sec’d. Notes, 144A
6.500%	01/15/25	192	195,840
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23	15	12,338
5.750%	02/01/25	217	160,580
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	150	163,628
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	53	21,995
6.200%	08/01/40	41	17,835
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%
8.500%	05/15/23	151	155,810
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	122	$ 113,765
6.875%	01/15/23(a)	346	316,590
Gtd. Notes, 144A
6.250%	05/01/26(a)	244	197,640
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.250%
3.437%(c)	08/13/21	240	241,439
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.450%
3.637%(c)	08/15/22	120	120,792
Sr. Unsec’d. Notes
4.300%	08/15/39	210	215,968
7.500%	05/01/31	160	209,550
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	265	268,898
5.375%	01/15/25	80	81,000
5.625%	10/15/27	41	42,333
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23	69	71,157
7.250%	06/15/25	70	72,537
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26	27	26,598
6.125%	09/15/24	22	21,945
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	420	436,380
6.500%	01/23/29	100	101,690
6.625%	06/15/35	150	146,587
Phillips 66,
Gtd. Notes
3.900%	03/15/28(a)	125	134,884
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24	11	9,653
7.750%	12/15/23	330	320,578
Gtd. Notes, 144A
7.125%	01/15/26(a)	129	119,002
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	44	40,811
5.375%	10/01/22	18	17,218
5.625%	03/01/26	53	45,728
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	292	240,900
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25	311	264,350
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24(a)	300	269,250
6.625%	01/15/27	53	45,713

A46

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25(a)	174	$ 153,117
7.500%	04/01/26	117	102,082
SRC Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	12/01/25	83	82,168
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	05/15/38	70	98,153
7.875%	06/15/26	300	383,332
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	54	55,417
5.500%	02/15/26	91	94,974
5.875%	03/15/28	16	16,980
6.000%	04/15/27	101	107,563
Total Capital International SA (France),
Gtd. Notes
3.461%	07/12/49	210	221,362
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	256	256,961
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	296	299,912
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	115	119,600
Transocean, Inc.,
Gtd. Notes
7.500%	04/15/31	62	43,710
9.350%	12/15/41	156	113,880
Gtd. Notes, 144A
7.250%	11/01/25	115	101,344
7.500%	01/15/26	36	32,040
9.000%	07/15/23	75	77,062
Tullow Oil PLC (Ghana),
Gtd. Notes, 144A
7.000%	03/01/25	200	203,300
Ultra Resources, Inc.,
Sec’d. Notes, Cash coupon 9.000% and PIK 2.000%
11.000%	07/12/24	381	53,378
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	98	74,235
Valaris PLC,
Sr. Unsec’d. Notes
5.750%	10/01/44	142	60,350
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23	225	214,789
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	64	61,122
6.625%	01/15/26(a)	465	313,875
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23	121	$ 136,125
			15,501,142
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22	185	187,081
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40	100	114,544
Calfrac Holdings LP (Canada),
Gtd. Notes, 144A
8.500%	06/15/26	105	46,725
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
6.000%	02/01/28	60	57,450
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	185	195,815
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24	111	115,995
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	124	125,606
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26	26	26,975
Gtd. Notes, 144A
6.875%	09/01/27	11	11,358
			881,549
Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/27	290	293,625
6.000%	02/15/25	705	737,148
Sr. Sec’d. Notes, 144A
4.625%	05/15/23	200	204,750
Berry Global, Inc.,
Sec’d. Notes, 144A
5.625%	07/15/27	80	82,800
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	410	423,796
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27	331	351,025
Intertape Polymer Group, Inc. (Canada),
Gtd. Notes, 144A
7.000%	10/15/26	55	57,338
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26	210	218,925

A47

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	607	$ 623,662
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23	38	38,238
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes
5.750%	10/15/20	1,002	1,004,162
			4,035,469
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.400%	11/06/42	145	149,547
4.450%	05/14/46	105	108,761
Allergan Finance LLC,
Gtd. Notes
4.625%	10/01/42	75	77,814
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	70	74,309
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
6.450%	09/15/37	60	84,668
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	180	202,014
9.250%	04/01/26	388	440,861
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	16	16,200
5.875%	05/15/23	350	354,375
6.125%	04/15/25(a)	561	581,336
7.000%	01/15/28	719	774,435
7.250%	05/30/29	63	68,815
9.000%	12/15/25	736	826,160
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	1,019	1,066,231
5.750%	08/15/27	93	100,517
7.000%	03/15/24	297	312,135
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
2.736%(c)	06/25/21	200	199,770
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.380%
2.548%(c)	05/16/22	46	46,048
Sr. Unsec’d. Notes, 144A
3.200%	06/15/26	145	152,122
3.400%	07/26/29	330	352,480
4.125%	06/15/39	75	84,992
Cigna Corp.,
Gtd. Notes, 3 Month LIBOR + 0.650%
2.789%(c)	09/17/21	580	580,020
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
2.822%(c)	03/09/21	60	$ 60,289
Sr. Unsec’d. Notes
4.780%	03/25/38	915	1,002,093
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.150%	03/15/59	195	229,601
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	357	218,966
Sr. Sec’d. Notes, 144A
5.875%	10/15/24	200	177,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.625%	10/15/23(a)	315	103,950
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45	245	276,306
Mylan NV,
Gtd. Notes
3.950%	06/15/26	240	247,995
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	315	288,619
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.900%	03/15/39	295	329,332
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	370	381,765
Zoetis, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%
2.576%(c)	08/20/21	100	99,798
			10,069,324
Pipelines — 0.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	285	256,414
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25	500	529,451
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	455	457,411
Buckeye Partners LP,
Jr. Sub. Notes
6.375%(ff)	01/22/78	115	85,100
Sr. Unsec’d. Notes
5.600%	10/15/44	300	241,783
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26	41	43,507
Sr. Sec’d. Notes
5.250%	10/01/25	75	77,813

A48

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26	32	$ 29,523
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	123	126,382
6.250%	04/01/23	225	230,906
Gtd. Notes, 144A
5.625%	05/01/27	135	137,827
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	60	60,675
4.950%	04/01/22	17	17,553
5.375%	07/15/25	47	50,055
Gtd. Notes, 144A
6.750%	09/15/37	30	31,575
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25	160	158,400
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
4.950%	05/15/28	195	202,523
Enbridge, Inc. (Canada),
Gtd. Notes
4.500%	06/10/44	200	219,276
Energy Transfer Operating LP,
Gtd. Notes
4.750%	01/15/26	275	298,142
6.250%	04/15/49	340	412,906
7.500%	07/01/38	100	128,392
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	—(rr)	194	138,710
Sr. Unsec’d. Notes
4.150%	06/01/25	62	57,505
4.400%	04/01/24	58	55,857
5.600%	04/01/44	167	136,522
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	250	258,627
3.750%	02/15/25	400	426,184
3.950%	02/15/27	350	380,181
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28	140	140,017
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	92	88,090
6.000%	05/15/23	10	10,038
6.750%	08/01/22	105	106,533
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
7.000%	06/15/23	57	58,710
Gtd. Notes, 144A
7.000%	08/01/27	119	122,570
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	90	$ 93,937
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	102	102,057
4.300%	03/01/28(a)	375	406,692
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.150%	10/15/43	170	200,680
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	220	204,327
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.002%(c)	09/09/21	80	80,266
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.202%(c)	09/09/22	60	60,189
Sr. Unsec’d. Notes
4.125%	03/01/27	430	453,469
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	52	54,925
6.000%	06/01/26	69	74,679
ONEOK, Inc.,
Gtd. Notes
3.400%	09/01/29	285	283,122
4.450%	09/01/49	140	139,646
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23	57	58,425
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25	300	313,420
Plains All American Pipeline LP,
Jr. Sub. Notes, Series B
6.125%(ff)	—(rr)	50	47,098
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	400	409,534
SemGroup Corp.,
Gtd. Notes
6.375%	03/15/25	143	148,005
7.250%	03/15/26	61	66,033
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	47	47,705
5.625%	11/15/23	40	40,900
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	120	168,925
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	75	68,438
5.750%	04/15/25	77	65,003

A49

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23	50	$ 50,000
5.500%	09/15/24	46	45,770
5.500%	01/15/28	105	102,627
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.125%	02/01/25	208	213,897
6.750%	03/15/24	335	347,144
Gtd. Notes, 144A
6.500%	07/15/27	418	456,076
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	186,644
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.750%	05/15/38	65	74,153
6.200%	10/15/37	150	194,050
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	58	55,825
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.875%	09/01/21	40	44,037
			11,132,856
Real Estate — 0.0%
GAIF Bond Issuer Pty Ltd. (Australia),
Gtd. Notes, 144A
3.400%	09/30/26	358	364,528
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	46	47,193
			411,721
Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.000%	02/01/50	125	136,181
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	294	304,591
5.000%	02/15/24	126	139,216
5.900%	11/01/21	100	107,466
American Tower Trust,
Asset-Backed, 144A
3.070%	03/15/48	100	101,615
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24	200	211,354
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	200	209,143
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26	162	169,290
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23	75	$ 72,667
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27	100	104,934
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23	126	131,094
Equinix, Inc.,
Sr. Unsec’d. Notes
5.750%	01/01/25	135	140,575
5.875%	01/15/26	260	276,617
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	105	105,394
5.250%	05/01/25	408	421,872
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	65	57,363
5.875%	10/15/24	520	447,200
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.750%	06/01/28	280	318,497
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
5.250%	07/15/24	66	69,382
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	200	213,394
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.100%	02/15/30	145	144,545
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.875%	04/01/24	125	131,649
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	234	236,340
Gtd. Notes, 144A
4.875%	09/15/27(a)	437	446,911
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	170	186,362
Gtd. Notes, 144A
5.750%	02/01/27	52	58,386
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27	200	209,369
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.600%	02/01/20	200	200,445
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	55	56,583

A50

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24	195	$ 201,825
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25	200	207,381
Simon Property Group LP,
Sr. Unsec’d. Notes
2.450%	09/13/29	125	122,295
3.250%	09/13/49	170	166,088
UDR, Inc.,
Gtd. Notes, MTN
3.500%	07/01/27	160	168,967
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	20	18,100
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	211	203,879
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24	200	210,923
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23	397	434,309
Welltower, Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/26	280	304,726
4.500%	01/15/24	100	108,021
			7,554,949
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	57	57,363
4.250%	05/15/24(a)	503	517,637
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24	69	71,070
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26	208	209,040
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/29	155	165,730
4.550%	04/05/49	155	178,395
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35	100	118,812
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
8.000%	10/25/24	486	140,940
8.750%	10/25/24	465	137,175
Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 6.000%
14.000%	04/25/24	121	67,548
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26(a)	479	$ 500,962
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	445	418,300
8.875%	06/01/25	212	200,870
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	547	545,633
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23(a)	555	440,309
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	488	502,786
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	345	354,488
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	82	84,678
			4,711,736
Semiconductors — 0.1%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	09/15/27(a)	227	247,430
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36	200	218,393
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	905	908,819
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26	340	351,900
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26	149	157,381
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	700	745,500
			2,629,423
Software — 0.3%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
5.750%	08/15/26	215	227,900
CDK Global, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/26	75	79,781
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29	286	296,010
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/48	59	71,567

A51

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	380	$ 393,260
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	77	83,242
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,506	1,530,472
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	165	167,888
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	465	487,087
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	525	534,689
4.100%	02/06/37	560	664,153
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26	245	259,088
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23	95	97,256
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	700	811,160
5.375%	07/15/40	125	162,554
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)	244	224,456
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	239	249,761
			6,340,324
Telecommunications — 1.0%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
6.250%	05/15/24(a)	118	121,776
7.375%	05/01/26	850	911,378
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.125%	07/16/22	400	410,337
AT&T, Inc.,
Sr. Unsec’d. Notes
4.900%	08/15/37	1,000	1,134,167
5.350%	09/01/40	273	319,871
Avaya, Inc., Escrow Shares,
First Lien
7.000%	04/01/19^(a)(d)	235	24
9.000%	04/01/99^	180	18
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	100	152,501
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25(a)	593	$ 615,237
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28	58	60,175
Sr. Unsec’d. Notes, Series T
5.800%	03/15/22	80	84,300
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24	103	115,190
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24(a)	208	192,400
8.000%	10/15/25	169	147,875
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	730	660,650
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	185	173,841
8.250%	03/01/27(a)	172	167,431
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	115	118,306
6.000%	03/01/26	592	612,602
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
3.600%	01/19/27	150	158,387
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	438	433,073
Frontier Communications Corp.,
Sec’d. Notes
8.500%	04/01/26	45	44,996
Sec’d. Notes, 144A
8.500%	04/01/26	408	407,959
Sr. Sec’d. Notes, 144A
8.000%	04/01/27	345	364,320
Sr. Unsec’d. Notes
6.875%	01/15/25	142	63,190
7.625%	04/15/24	49	21,560
11.000%	09/15/25	165	75,488
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	50	54,273
Sr. Sec’d. Notes
5.250%	08/01/26	212	226,840
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	389	362,898
Gtd. Notes, 144A
8.500%	10/15/24	303	305,179
9.750%	07/15/25	488	509,716
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	554	575,467
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	208	210,153
5.375%	01/15/24	306	312,074

A52

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
5.375%	05/01/25	189	$ 195,764
5.625%	02/01/23	379	383,738
Level 3 Parent LLC,
Sr. Unsec’d. Notes
5.750%	12/01/22	416	417,664
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
4.375%	06/12/27	56	58,520
6.625%	05/15/39	100	117,500
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	451	452,127
Qwest Corp.,
Sr. Unsec’d. Notes
6.875%	09/15/33	44	44,025
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	100	101,465
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	1,388	1,712,029
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	98	104,125
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	280	301,784
7.250%	09/15/21	74	78,965
7.625%	02/15/25	1,803	1,983,300
7.625%	03/01/26	426	470,197
7.875%	09/15/23(a)	480	527,261
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	353	375,945
6.375%	11/15/33	278	305,800
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26(a)	789	812,118
4.750%	02/01/28(a)	495	518,017
6.375%	03/01/25	75	77,697
6.500%	01/15/26	1,050	1,128,949
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
6.000%	04/15/24^	19	—
Sr. Unsec’d. Notes
4.500%	02/01/26^	156	—
4.750%	02/01/28^	266	—
6.375%	03/01/25^	205	—
6.500%	01/15/24^(a)	435	—
6.500%	01/15/26^	1,170	—
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	425	459,544
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36	800	899,557
4.500%	08/10/33	400	464,456
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.672%	03/15/55	85	$ 101,959
4.862%	08/21/46	83	101,375
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A
9.000%	06/30/25(a)(d)	896	483,840
Sr. Sec’d. Notes, 144A
8.625%	10/31/25(d)	188	191,290
			22,992,663
Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25	1,243	1,296,996
Sr. Unsec’d. Notes
3.150%	03/15/23	242	228,690
			1,525,686
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.400%	06/01/41	115	149,529
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
7.125%	10/15/31	150	211,805
CSX Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/49	90	87,924
4.750%	11/15/48	150	180,858
J.B. Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24	150	158,500
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.050%	08/15/52	100	109,275
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23(a)	234	241,605
6.500%	06/15/22	214	218,173
6.750%	08/15/24	307	333,095
			1,690,764
Trucking & Leasing — 0.0%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%
3.082%(c)	06/01/21	120	120,424
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22	59	59,885
5.000%	08/01/24	85	88,613
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23	375	396,841
			665,763

A53

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24	300	$ 318,129

Total Corporate Bonds (cost $293,729,353)			297,806,955
Municipal Bonds — 0.1%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	175	237,267
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	180	281,729
			518,996
New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40	150	197,686
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	336,929
5.647%	11/01/40	220	302,852
			837,467
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	242,611

Total Municipal Bonds (cost $1,227,179)			1,599,074
Residential Mortgage-Backed Securities — 8.4%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 5A1
4.552%(cc)	09/25/35	46	42,182
Alternative Loan Trust,
Series 2005-63, Class 1A1
3.948%(cc)	12/25/35	1,825	1,781,205
Series 2005-64CB, Class 1A15
5.500%	12/25/35	2,065	2,047,711
Series 2005-J06, Class 2A1
5.500%	07/25/25	9	8,378
Series 2005-J14, Class A3
5.500%	12/25/35	3,537	3,022,420
Series 2006-41CB, Class 2A13
5.750%	01/25/37	2,892	2,411,780
Series 2006-J02, Class A1, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
2.518%(c)	04/25/36	57	32,265
American Home Mortgage Assets Trust,
Series 2006-02, Class 2A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
2.208%(c)	09/25/46	272	257,078
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Angel Oak Mortgage Trust I LLC,
Series 2018-02, Class A2, 144A
3.776%(cc)	07/27/48	60	$ 61,044
Series 2019-01, Class A2, 144A
4.022%(cc)	11/25/48	102	103,416
Antler Mortgage Trust,
Series 2018-RTL01, Class A1, 144A
4.335%	07/25/22	134	134,746
Arroyo Mortgage Trust,
Series 2018-01, Class A1, 144A
3.763%(cc)	04/25/48	201	205,136
Series 2019-01, Class A2, 144A
4.057%(cc)	01/25/49	135	138,123
Banc of America Alternative Loan Trust,
Series 2004-06, Class 4A1
5.000%	07/25/19	11	11,725
Banc of America Funding Trust,
Series 2005-01, Class 1A1
5.500%	02/25/35	169	173,352
Series 2005-07, Class 30PO, PO
4.540%(s)	11/25/35	25	22,027
Series 2005-B, Class 3M1, 1 Month LIBOR + 0.675% (Cap 11.000%, Floor 0.450%)
2.719%(c)	04/20/35	141	139,944
Series 2006-01, Class 2A1
5.500%	01/25/36	9	9,109
Series 2006-D, Class 5A2
4.351%(cc)	05/20/36	12	11,050
Series 2007-05, Class 4A1, 1 Month LIBOR + 0.370% (Cap 7.000%, Floor 0.370%)
2.388%(c)	07/25/37	4,212	2,802,100
Series 2014-R07, Class 1A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	05/26/36	84	81,259
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	09/26/36	43	41,677
Series 2015-R04, Class 5A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.295%(c)	10/25/36	206	200,965
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
4.843%(cc)	05/25/34	2	1,669
Series 2004-D, Class 2A2
4.843%(cc)	05/25/34	13	13,355
Series 2007-03, Class 1A1
6.000%	09/25/37	82	79,762
BCAP LLC Trust,
Series 2007-AA02, Class 2A12
5.500%	04/25/37	1,440	1,129,950
Series 2009-RR10, Class 18A2, 144A
6.000%(cc)	03/26/37	1,028	847,008
Bear Stearns ARM Trust,
Series 2003-04, Class 3A1
4.670%(cc)	07/25/33	59	60,339
Series 2005-12, Class 22A1
4.317%(cc)	02/25/36	56	56,358

A54

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC05, Class A1
5.750%	10/25/34	91	$ 94,460
Bellemeade Re Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.318%(c)	03/25/29	2,491	2,492,905
Bunker Hill Loan Depositary Trust,
Series 2019-01, Class A2, 144A
3.817%	10/26/48	86	87,142
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
3.018%(c)	02/25/49	2,598	2,629,415
Series 2019-INV03, Class A11, 144A, 1 Month LIBOR + 1.000% (Cap 5.500%, Floor 0.950%)
2.994%(c)	08/25/49	1,840	1,837,302
Citicorp Mortgage Securities Trust,
Series 2007-05, Class 1A9
6.000%	06/25/37	178	183,970
Citigroup Mortgage Loan Trust,
Series 2006-04, Class 1A1
5.500%	12/25/35	7	6,653
Series 2014-10, Class 1A1, 144A, 1 Month LIBOR + 0.135% (Cap N/A, Floor 0.135%)
2.280%(c)	11/25/36	128	124,218
Series 2014-10, Class 3A1, 144A
2.544%(cc)	07/25/36	138	134,823
Series 2014-10, Class 4A1, 144A
2.314%(cc)	02/25/37	206	194,704
Series 2014-11, Class 4A1, 144A, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
2.345%(c)	07/25/36	104	99,811
Series 2014-12, Class 1A4, 144A, 1 Month LIBOR + 0.125% (Cap N/A, Floor 0.125%)
2.391%(c)	08/25/36	379	371,207
Series 2014-12, Class 2A4, 144A
3.557%(cc)	02/25/37	105	105,847
Series 2014-C, Class A, 144A
3.250%(cc)	02/25/54	81	81,267
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-01, Class 3A4
5.250%	09/25/33	38	38,502
Series 2005-02, Class 2A11
5.500%	05/25/35	113	118,597
COLT Mortgage Loan Trust,
Series 2018-02, Class A1, 144A
3.470%(cc)	07/27/48	1,671	1,677,067
Series 2018-02, Class A2, 144A
3.542%(cc)	07/27/48	69	68,769
Series 2019-04, Class A1, 144A
2.579%	11/25/49	3,900	3,899,972
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	04/25/31	177	176,907
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
4.418%(c)	04/25/31	3,000	$ 3,029,170
Series 2019-R01, Class 2M1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.868%(c)	07/25/31	144	143,659
Series 2019-R01, Class 2M2, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 0.000%)
4.468%(c)	07/25/31	2,000	2,017,376
Series 2019-R02, Class 1M1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.868%(c)	08/25/31	407	407,484
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
4.318%(c)	08/25/31	4,500	4,523,081
Series 2019-R03, Class 1M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	09/25/31	154	154,395
Series 2019-R04, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	06/25/39	47	47,179
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
4.118%(c)	06/25/39	344	345,265
Series 2019-R05, Class 1M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	07/25/39	270	270,146
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.018%(c)	07/25/39	2,000	2,004,812
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-05, Class 2A9
5.250%	05/25/34	174	176,846
Series 2007-03, Class A16
6.000%	04/25/37	881	735,709
Series 2007-05, Class A6, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
2.368%(c)	05/25/37	22	14,054
Series 2007-09, Class A11
5.750%	07/25/37	1,366	1,134,839
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/20	27	26,613
Credit Suisse Mortgage Trust,
Series 2011-12R, Class 3A1, 144A
4.118%(cc)	07/27/36	8	8,070
Series 2014-10R, Class 4A1, 144A
2.485%(cc)	12/27/36	—(r )	341
Series 2014-11R, Class 8A1, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.340%)
2.508%(c)	04/27/37	10	10,363
Series 2014-11R, Class 9A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.285%(c)	10/27/36	30	29,455

A55

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Credit Suisse Mortgage-Backed Trust,
Series 2006-04, Class 1A8, 1 Month LIBOR + 1.000% (Cap 6.000%, Floor 6.000%)
6.000%(c)	05/25/36	1,526	$ 1,259,986
CSFB Mortgage-Backed Pass-Through Certificates,
Series 2004-AR05, Class 7A2
4.246%(cc)	06/25/34	34	34,526
Series 2005-04, Class 2A9
5.500%	06/25/35	1,121	988,642
Deephaven Residential Mortgage Trust,
Series 2017-02A, Class A1, 144A
2.453%(cc)	06/25/47	36	35,819
Series 2018-02A, Class A1, 144A
3.479%(cc)	04/25/58	1,310	1,319,605
Series 2018-02A, Class A2, 144A
3.530%(cc)	04/25/58	85	85,435
Series 2018-03A, Class A1, 144A
3.789%(cc)	08/25/58	1,201	1,206,441
Series 2018-03A, Class A2, 144A
3.891%(cc)	08/25/58	60	60,321
Series 2018-03A, Class B2, 144A
5.913%(cc)	08/25/58	500	512,549
Series 2018-04A, Class A2, 144A
4.182%(cc)	10/25/58	116	116,903
Series 2019-02A, Class B1, 144A
4.722%(cc)	04/25/59	100	101,641
Series 2019-02A, Class M1, 144A
3.921%(cc)	04/25/59	525	533,804
Series 2019-03A, Class B1, 144A
4.258%(cc)	07/25/59	2,000	2,013,766
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
2.518%(c)	02/25/35	20	20,004
Series 2005-01, Class 2A1
5.199%(cc)	02/25/20	4	4,200
Series 2006-AR01, Class 1A3, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
2.348%(c)	02/25/36	5,099	4,978,483
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.818%(c)	04/25/29	320	321,224
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
5.318%(c)	04/25/29	780	794,679
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
5.018%(c)	07/25/24	116	121,570
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
7.018%(c)	07/25/25	283	305,493
Series 2015-C04, Class 1M2, 1 Month LIBOR + 5.700% (Cap N/A, Floor 0.000%)
7.718%(c)	04/25/28	407	446,817
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
8.968%(c)	08/25/28	108	$ 116,659
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.018%(c)	10/25/28	21	20,757
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.468%(c)	01/25/29	143	143,013
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)
6.468%(c)	01/25/29	441	464,493
Series 2016-C06, Class 1M1, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.318%(c)	04/25/29	199	199,851
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
6.368%(c)	05/25/29	4,644	4,894,974
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.318%(c)	07/25/29	238	238,297
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.168%(c)	09/25/29	352	352,862
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.968%(c)	10/25/29	294	294,355
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.868%(c)	11/25/29	271	271,289
Series 2017-C05, Class 1M1, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.568%(c)	01/25/30	224	224,147
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.768%(c)	02/25/30	194	193,565
Series 2017-C06, Class 2M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.768%(c)	02/25/30	24	24,333
Series 2017-C07, Class 1M1, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	05/25/30	97	96,556
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	05/25/30	28	27,680
Series 2018-C01, Class 1M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.618%(c)	07/25/30	629	628,912
Series 2018-C02, Class 2M1, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	08/25/30	83	82,826
Series 2018-C02, Class 2M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.218%(c)	08/25/30	3,044	3,065,808
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
2.698%(c)	10/25/30	73	73,195

A56

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-C04, Class 2M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.768%(c)	12/25/30	68	$ 67,557
Series 2018-C05, Class 1M1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
2.738%(c)	01/25/31	478	477,896
Series 2018-C06, Class 1M1, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.568%(c)	03/25/31	62	61,924
Series 2018-C06, Class 2M1, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.568%(c)	03/25/31	71	71,163
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	418	487,103
Series 2002-T01, Class A2
7.000%	11/25/31	232	274,976
Series 2002-T04, Class A2
7.000%	12/25/41	328	375,914
Series 2004-T01, Class 1A1
6.000%	01/25/44	233	263,411
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.270%(s)	12/25/24	75	72,228
Series 369, Class 12, IO
5.500%(cc)	05/25/36	301	58,444
Series 383, Class 60, IO
6.500%	10/25/37	84	15,625
Series 416, Class A300
3.000%	11/25/42	1,219	1,256,390
Series 417, Class C11, IO
2.500%	02/25/28	2,685	170,804
Fannie Mae REMIC Trust,
Series 1999-W04, Class A9
6.250%	02/25/29	174	188,292
Series 2001-W03, Class A
7.000%(cc)	09/25/41	227	248,012
Series 2002-W06, Class 2A1
7.000%(cc)	06/25/42	160	177,639
Series 2003-W10, Class 3A5
4.299%	06/25/43	850	903,930
Series 2004-W11, Class 1A1
6.000%	05/25/44	992	1,163,870
Series 2004-W12, Class 1A2
6.500%	07/25/44	502	570,754
Series 2005-W01, Class 1A2
6.500%	10/25/44	196	228,153
Series 2007-W07, Class 2A2, IO, 1 Month LIBOR x (1) + 6.530% (Cap 6.530%, Floor 0.000%)
4.385%(c)	07/25/37	13	2,197
Series 2007-W10, Class 2A
6.308%(cc)	08/25/47	142	158,205
Series 2009-W01, Class A
6.000%	12/25/49	287	329,662
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	76	80,241
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	46	$ 48,677
Series 1993-141, Class Z
7.000%	08/25/23	60	63,136
Series 1993-147, Class Z
7.000%	08/25/23	48	51,025
Series 1994-29, Class Z
6.500%	02/25/24	90	96,885
Series 1996-4, Class SA, IO, 1 Month LIBOR x (1) + 8.500% (Cap 8.500%, Floor 0.000%)
6.482%(c)	02/25/24	23	2,518
Series 1997-33, Class PA
8.500%	06/18/27	169	191,989
Series 1997-57, Class PN
5.000%	09/18/27	93	99,809
Series 2001-16, Class Z
6.000%	05/25/31	127	142,808
Series 2001-81, Class HE
6.500%	01/25/32	205	235,587
Series 2002-14, Class A1
7.000%	01/25/42	672	775,880
Series 2002-26, Class A2
7.500%	01/25/48	317	377,164
Series 2002-82, Class PE
6.000%	12/25/32	207	235,948
Series 2002-86, Class PG
6.000%	12/25/32	498	567,964
Series 2002-90, Class A2
6.500%	11/25/42	168	191,478
Series 2003-18, Class A1
6.500%	12/25/42	249	295,256
Series 2003-21, Class OU
5.500%	03/25/33	69	77,437
Series 2003-24, Class MZ
5.500%	04/25/33	260	289,719
Series 2003-48, Class GH
5.500%	06/25/33	1,202	1,358,920
Series 2004-36, Class SA, 1 Month LIBOR x (2.75) + 19.525% (Cap 19.525%, Floor 0.000%)
13.974%(c)	05/25/34	59	84,534
Series 2004-45, Class ZL
6.000%	10/25/32	189	212,667
Series 2004-68, Class LC
5.000%	09/25/29	193	208,452
Series 2005-102, Class PG
5.000%	11/25/35	607	682,422
Series 2005-110, Class GL
5.500%	12/25/35	472	517,067
Series 2005-22, Class DA
5.500%	12/25/34	30	31,221
Series 2005-30, Class UG
5.000%	04/25/35	314	352,885
Series 2005-57, Class NK, 1 Month LIBOR x (4) + 22.000% (Cap 22.000%, Floor 0.000%)
13.926%(c)	07/25/35	53	77,978
Series 2005-84, Class XM
5.750%	10/25/35	57	63,436

A57

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-87, Class QZ
5.000%	10/25/35	67	$ 69,990
Series 2006-02, Class LY, 1 Month LIBOR x (16) + 96.000% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	16	16,860
Series 2006-09, Class KZ
6.000%	03/25/36	266	300,270
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590% (Cap 6.590%, Floor 0.000%)
4.572%(c)	04/25/36	233	39,848
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	41	53,074
Series 2006-48, Class ND
6.250%	03/25/36	23	22,942
Series 2006-77, Class PC
6.500%	08/25/36	125	140,053
Series 2007-046, Class PA
6.000%	04/25/37	16	16,680
Series 2007-058, Class SV, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
4.732%(c)	06/25/37	218	27,111
Series 2007-079, Class PE
5.000%	08/25/37	548	576,130
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
4.382%(c)	11/25/37	428	75,590
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
3.982%(c)	03/25/38	360	34,557
Series 2009-015, Class SA, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
4.182%(c)	03/25/24	31	593
Series 2009-062, Class WA
5.573%(cc)	08/25/39	533	593,807
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
4.232%(c)	01/25/40	441	76,946
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
4.232%(c)	01/25/40	290	38,504
Series 2010-10, Class NT
5.000%	02/25/40	1,137	1,251,989
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420% (Cap 6.420%, Floor 0.000%)
4.402%(c)	04/25/40	128	16,556
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660% (Cap 12.660%, Floor 0.000%)
8.623%(c)	03/25/40	97	116,383
Series 2010-64, Class DM
5.000%	06/25/40	117	126,969
Series 2011-22, Class MA
6.500%	04/25/38	98	100,982
Series 2011-39, Class ZA
6.000%	11/25/32	252	288,351
Series 2011-52, Class GB
5.000%	06/25/41	339	377,904
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2011-52, Class KB
5.500%	06/25/41	1,535	$ 1,792,596
Series 2012-16, Class GC
2.500%	11/25/41	1,398	1,414,724
Series 2013-04, Class AJ
3.500%	02/25/43	666	709,435
Series 2013-04, Class PC
2.000%	06/25/42	835	830,554
Series 2013-083, Class CA
3.500%	10/25/37	321	325,318
Series 2013-096, Class YA
3.500%	09/25/38	903	928,315
Series 2013-133, Class NA
3.000%	05/25/36	311	316,153
Series 2014-03, Class AM
2.500%	01/25/32	155	155,870
Series 2014-46, Class TG
3.000%	12/25/40	469	477,716
Series 2014-58, Class CV
3.000%	10/25/27	453	466,169
Series 2014-67, Class GA
3.000%	10/25/39	267	270,828
Series 2014-85, Class GA
3.000%	11/25/40	1,199	1,219,923
Series 2016-59, Class CA
3.500%	09/25/43	658	689,687
Series 2016-95, Class UH
3.500%	02/25/45	1,274	1,339,888
Series 2017-14, Class DA
3.000%	02/25/45	689	710,469
Series 2017-69, Class HA
3.000%	06/25/46	2,853	2,938,859
Series 2019-17, Class JA
3.500%	01/25/47	2,198	2,282,900
Series 2019-25, Class PA
3.000%	05/25/48	518	532,643
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000% (Cap 9.000%, Floor 0.000%)
6.982%(c)	04/25/23	79	7,689
Fannie Mae Trust,
Series 2003-W02, Class 2A9
5.900%	07/25/42	111	125,673
Series 2003-W03, Class 2A5
5.356%	06/25/42	247	276,341
Series 2003-W06, Class 1A41
5.398%	10/25/42	756	842,035
Series 2003-W06, Class 3A
6.500%	09/25/42	171	195,518
Series 2003-W12, Class 2A7
4.680%	06/25/43	213	227,148
Series 2004-W02, Class 2A2
7.000%	02/25/44	145	166,732
Series 2004-W02, Class 5A
7.500%	03/25/44	150	171,026
Series 2004-W08, Class 2A
6.500%	06/25/44	163	186,798

A58

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-W04, Class 1A1
6.000%	08/25/45	110	$ 124,001
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	123	130,130
Freddie Mac REMICS,
Series 1049, Class S, 1 Month LIBOR x (3.889) + 39.278% (Cap 39.278%, Floor 0.000%)
31.393%(c)	02/15/21	—(r )	451
Series 1621, Class J
6.400%	11/15/23	32	33,984
Series 1630, Class PK
6.000%	11/15/23	89	93,362
Series 1675, Class KZ
6.500%	02/15/24	73	80,905
Series 1680, Class PK
6.500%	02/15/24	82	87,153
Series 1695, Class EB
7.000%	03/15/24	108	115,290
Series 1980, Class Z
7.000%	07/15/27	225	253,540
Series 2353, Class KZ
6.500%	09/15/31	251	293,057
Series 2535, Class AW
5.500%	12/15/32	79	89,509
Series 2557, Class HL
5.300%	01/15/33	560	628,114
Series 2595, Class DC
5.000%	04/15/23	196	202,360
Series 2595, Class GC
5.500%	04/15/23	72	73,921
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	25	30,199
Series 2626, Class JC
5.000%	06/15/23	459	475,793
Series 2643, Class SA, 1 Month LIBOR x (6.5) + 45.500% (Cap 45.500%, Floor 0.000%)
32.321%(c)	03/15/32	17	28,959
Series 2764, Class UG
5.000%	03/15/34	1,156	1,284,472
Series 2862, Class GB
5.000%	09/15/24	73	75,985
Series 2885, Class LZ
6.000%	11/15/34	1,404	1,599,445
Series 2893, Class PE
5.000%	11/15/34	290	320,067
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300% (Cap 14.300%, Floor 0.000%)
10.245%(c)	02/15/35	60	74,474
Series 2980, Class QA
6.000%	05/15/35	274	314,154
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
4.623%(c)	03/15/35	380	31,659
Series 3005, Class ED
5.000%	07/15/25	192	201,720
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3017, Class OC, PO
2.790%(s)	08/15/25	45	$ 43,740
Series 3126, Class AO, PO
2.300%(s)	03/15/36	60	54,680
Series 3187, Class Z
5.000%	07/15/36	452	497,711
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
4.055%(c)	08/15/36	186	17,207
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200% (Cap 7.200%, Floor 0.000%)
5.173%(c)	09/15/26	273	31,695
Series 3237, Class BO, PO
2.520%(s)	11/15/36	315	270,190
Series 3306, Class TB, 1 Month LIBOR + 2.750% (Cap 8.840%, Floor 0.000%)
4.778%(c)	04/15/37	22	23,913
Series 3306, Class TC, 1 Month LIBOR + 2.210% (Cap 8.640%, Floor 0.000%)
4.238%(c)	04/15/37	20	20,771
Series 3383, Class KB
5.500%	11/15/27	924	958,279
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
3.973%(c)	11/15/37	44	5,476
Series 3405, Class PE
5.000%	01/15/38	403	450,996
Series 3443, Class PT
6.500%	03/15/37	592	679,529
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
4.373%(c)	11/15/24	113	6,782
Series 3605, Class NC
5.500%	06/15/37	662	745,085
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340% (Cap 6.340%, Floor 0.000%)
4.313%(c)	12/15/39	654	106,797
Series 3648, Class CY
4.500%	03/15/30	625	672,761
Series 3662, Class PJ
5.000%	04/15/40	559	626,310
Series 3677, Class PB
4.500%	05/15/40	740	813,285
Series 3688, Class GT
7.372%(cc)	11/15/46	133	157,753
Series 3703, Class DY
4.000%	08/15/30	748	789,451
Series 3737, Class PA
2.000%	04/15/40	299	298,913
Series 3739, Class MC
4.000%	11/15/38	1,270	1,336,907
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
3.973%(c)	10/15/40	260	38,400
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
4.573%(c)	07/15/23	220	15,128

A59

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3852, Class QN, 1 Month LIBOR x (3.618) + 27.211% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	209	$ 221,807
Series 3852, Class TP, 1 Month LIBOR x (3.667) + 27.500% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	288	320,031
Series 3855, Class HI, IO
4.000%	02/15/26	59	584
Series 3859, Class JB
5.000%	05/15/41	564	615,777
Series 4030, Class IL, IO
3.500%	04/15/27	1,576	112,171
Series 4279, Class JA
3.000%	02/15/37	280	284,799
Series 4374, Class NC
3.750%	02/15/46	389	394,056
Series 4405, Class CA
4.000%	09/15/39	585	597,859
Series 4454, Class DA
3.000%	01/15/41	267	271,863
Series 4565, Class DM
3.000%	02/15/42	467	475,991
Series 4566, Class CA
3.000%	01/15/43	340	349,308
Series 4572, Class LD
2.000%	08/15/45	1,528	1,521,066
Series 4631, Class G
2.500%	07/15/45	625	633,333
Series 4800, Class PA
3.500%	07/15/43	1,405	1,432,925
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	644	679,452
Series 304, Class C32, IO
3.000%	12/15/27	1,374	90,319
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN01, Class M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 0.000%)
4.218%(c)	02/25/24	555	561,689
Series 2014-DN02, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.668%(c)	04/25/24	185	185,503
Series 2015-DN01, Class M3, 1 Month LIBOR + 4.150% (Cap N/A, Floor 0.000%)
6.168%(c)	01/25/25	222	230,675
Series 2015-DNA03, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 0.000%)
4.868%(c)	04/25/28	88	89,368
Series 2016-DNA01, Class M2, 1 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
5.045%(c)	07/25/28	96	96,432
Series 2016-DNA02, Class M3, 1 Month LIBOR + 4.650% (Cap N/A, Floor 0.000%)
6.668%(c)	10/25/28	500	535,751
Series 2016-DNA03, Class M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.018%(c)	12/25/28	82	81,805
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
4.268%(c)	11/25/28	101	$ 101,971
Series 2016-HQA02, Class M3, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
7.168%(c)	11/25/28	780	847,507
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	07/25/29	413	413,880
Series 2017-DNA02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
3.218%(c)	10/25/29	373	374,480
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	03/25/30	350	350,158
Series 2017-HQA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	08/25/29	84	84,372
Series 2017-HQA01, Class M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
5.568%(c)	08/25/29	400	420,042
Series 2017-HQA02, Class M1, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.818%(c)	12/25/29	412	412,198
Series 2018-DNA01, Class M1, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.468%(c)	07/25/30	75	74,727
Series 2018-HQA01, Class M1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
2.718%(c)	09/25/30	206	206,515
Series 2018-HQA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	10/25/48	424	423,688
Series 2019-DNA03, Class M1, 144A, 1 Month LIBOR + 0.730% (Cap N/A, Floor 0.000%)
2.748%(c)	07/25/49	110	110,080
Series 2019-HQA01, Class M1, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
2.918%(c)	02/25/49	90	90,329
Series 2019-HQA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.807%(c)	09/25/49	170	170,000
Series 2019-HQA03, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
3.907%(c)	09/25/49	4,000	3,999,991
Freddie Mac Structured Pass-Through Certificates,
Series T-58, Class 3A
7.000%	09/25/43	465	540,755
GCAT Trust,
Series 2019-NQM02, Class A3, 144A
3.162%	09/25/59	2,850	2,849,736
Series 2019-NQM02, Class M1, 144A
3.306%(cc)	09/25/59	3,000	3,000,870
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	5	4,925

A60

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-AR02, Class 2A
4.358%(cc)	05/25/35	706	$ 701,157
Government National Mortgage Assoc.,
Series 2002-84, Class PH
6.000%	11/16/32	526	562,470
Series 2003-25, Class PZ
5.500%	04/20/33	348	377,864
Series 2003-58, Class PC
5.000%	07/20/33	967	1,057,114
Series 2003-86, Class ZC
4.500%	10/20/33	254	275,760
Series 2004-19, Class KE
5.000%	03/16/34	982	1,079,937
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
4.056%(c)	09/20/34	461	43,795
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
4.075%(c)	06/17/34	420	24,157
Series 2005-30, Class WD
6.000%	07/20/33	98	100,962
Series 2006-23, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.000%)
4.456%(c)	01/20/36	112	1,247
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.250%)
4.456%(c)	06/20/36	309	39,871
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
4.606%(c)	04/20/37	400	66,039
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510% (Cap 6.510%, Floor 0.000%)
4.466%(c)	05/20/37	913	144,407
Series 2007-35, Class TE
6.000%	06/20/37	779	884,518
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490% (Cap 6.490%, Floor 0.000%)
4.446%(c)	10/20/37	565	66,480
Series 2007-59, Class SP, IO, 1 Month LIBOR x (1) + 6.670% (Cap 6.670%, Floor 0.000%)
4.626%(c)	04/20/37	188	8,231
Series 2008-36, Class AY
5.000%	04/16/23	5	4,706
Series 2008-47, Class ML
5.250%	06/16/38	760	853,504
Series 2008-62, Class SA, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
4.106%(c)	07/20/38	245	36,273
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740% (Cap 6.740%, Floor 0.000%)
4.696%(c)	08/20/38	459	58,653
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550% (Cap 7.550%, Floor 0.000%)
5.506%(c)	09/20/38	228	30,579
Series 2009-006, Class CI, IO
6.500%	11/16/38	17	273
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2009-016, Class SJ, IO, 1 Month LIBOR x (1) + 6.800% (Cap 6.800%, Floor 0.000%)
4.756%(c)	05/20/37	580	$ 72,977
Series 2009-036, Class IE, IO, 1 Month LIBOR x (3.333) + 20.667% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	1,156	25,777
Series 2009-065, Class LB
6.000%	07/16/39	64	72,667
Series 2009-077, Class CS, IO, 1 Month LIBOR x (1) + 7.000% (Cap 7.000%, Floor 0.000%)
4.973%(c)	06/16/38	330	17,803
Series 2009-081, Class A
5.750%	09/20/36	134	148,716
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
3.956%(c)	02/20/38	472	64,118
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
4.706%(c)	06/20/37	326	29,875
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	1,877	20,615
Series 2010-004, Class SB, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.000%)
4.473%(c)	08/16/39	79	1,476
Series 2010-014, Class AO, PO
2.030%(s)	12/20/32	15	15,305
Series 2010-031, Class SK, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
4.056%(c)	11/20/34	294	34,817
Series 2010-085, Class ID, IO
6.000%	09/20/39	274	42,359
Series 2010-129, Class AW
5.986%(cc)	04/20/37	743	830,093
Series 2010-157, Class OP, PO
2.120%(s)	12/20/40	382	345,164
Series 2011-75, Class GP
4.000%	05/20/41	1,441	1,515,653
Series 2013-H04, Class BA
1.650%	02/20/63	593	589,652
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.629%(c)	02/20/62	70	69,533
Series 2018-66, Class WA
5.521%(cc)	04/20/48	1,927	2,159,937
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
2.315%(c)	04/26/37	65	63,930
GSR Mortgage Loan Trust,
Series 2004-11, Class 1A1
4.635%(cc)	09/25/34	57	59,573
Series 2004-6F, Class 2A4
5.500%	05/25/34	92	95,215
Series 2005-7F, Class 3A2, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
2.518%(c)	09/25/35	499	482,090

A61

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-AR07, Class 6A1
4.287%(cc)	11/25/35	1,452	$ 1,487,526
Series 2006-2F, Class 2A1
5.750%	02/25/36	19	18,146
Series 2006-3F, Class 2A7
5.750%	03/25/36	66	69,773
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
4.090%(cc)	12/19/34	21	18,930
Series 2006-09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
2.267%(c)	11/19/36	73	66,702
HomeBanc Mortgage Trust,
Series 2005-04, Class A1, 1 Month LIBOR + 0.270% (Cap 11.500%, Floor 0.270%)
2.288%(c)	10/25/35	112	113,486
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A2, 144A
3.897%(cc)	06/25/48	101	101,939
Series 2018-02, Class A1, 144A
3.985%(cc)	11/25/58	1,613	1,639,955
Impac CMB Trust,
Series 2005-01, Class 2A1, 1 Month LIBOR + 0.510% (Cap 11.250%, Floor 0.255%)
2.528%(c)	04/25/35	169	167,616
JPMorgan Alternative Loan Trust,
Series 2007-A02, Class 12A3, 1 Month LIBOR + 0.190% (Cap 11.500%, Floor 0.190%)
2.208%(c)	06/25/37	52	51,694
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	39	38,984
Series 2005-S02, Class 4A3
5.500%	09/25/20	29	26,816
Series 2006-A02, Class 5A1
4.519%(cc)	11/25/33	24	24,854
Series 2006-A02, Class 5A3
4.519%(cc)	11/25/33	90	93,544
Series 2007-A01, Class 5A5
4.627%(cc)	07/25/35	58	59,206
JPMorgan Seasoned Mortgage Trust,
Series 2014-01, Class A2, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
2.518%(c)	05/25/33	144	142,970
Lehman Mortgage Trust,
Series 2006-04, Class 3A1
5.000%	08/25/21	5	5,171
LHOME Mortgage Trust,
Series 2019-RTL01, Class A1, 144A
4.580%	10/25/23	1,140	1,152,557
MASTR Adjustable Rate Mortgages Trust,
Series 2004-08, Class 5A1
4.667%(cc)	08/25/34	67	68,655
Series 2004-13, Class 3A7
4.734%(cc)	11/21/34	81	83,662
Series 2004-15, Class 4A1
4.210%(cc)	12/25/34	498	501,846
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
MASTR Alternative Loan Trust,
Series 2003-05, Class 30B1
5.933%(cc)	08/25/33	981	$ 1,002,401
Series 2003-08, Class 5A1
5.000%	11/25/18	—(r )	253
Series 2004-01, Class 4A1
5.500%	02/25/34	74	77,310
Series 2004-03, Class 2A1
6.250%	04/25/34	148	153,936
Series 2005-05, Class 3A1
5.750%	08/25/35	58	46,960
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	239	244,289
Series 2004-P07, Class A6, 144A
5.500%	12/27/33	34	34,968
Series 2006-03, Class 30PO, PO
1.500%(s)	10/25/36	94	79,743
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1, 1 Month LIBOR + 0.640% (Cap 11.750%, Floor 0.320%)
2.658%(c)	10/25/28	264	264,617
Series 2004-B, Class A1, 1 Month LIBOR + 0.500% (Cap 11.750%, Floor 0.250%)
2.518%(c)	05/25/29	268	266,844
Series 2004-HB01, Class A3
4.026%(cc)	04/25/29	77	76,935
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB01, Class A3
3.985%(cc)	03/25/33	138	138,776
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
4.414%(cc)	09/25/34	101	103,625
New Residential Mortgage Loan Trust,
Series 2018-NQM01, Class A2, 144A
4.087%(cc)	11/25/48	83	84,465
Series 2019-NQM01, Class A1, 144A
3.675%(cc)	01/25/49	591	600,372
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
3.086%(c)	12/26/36	44	43,364
PHH Mortgage Trust,
Series 2008-CIM02, Class 5A1
6.000%	07/25/38	17	17,382
Prime Mortgage Trust,
Series 2004-02, Class A2
4.750%	11/25/19	6	6,537
Series 2004-CL01, Class 1A1
6.000%	02/25/34	125	133,632
PRPM LLC,
Series 2019-01A, Class A1, 144A
4.500%	01/25/24	1,047	1,054,410
Residential Accredit Loans Trust,
Series 2003-QS16, Class A1
5.000%	08/25/18	3	1,886

A62

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2004-QS03, Class CB
5.000%	03/25/19	1	$ 849
Series 2006-QS04, Class A9
6.000%	04/25/36	1,092	1,036,243
Residential Asset Securitization Trust,
Series 2004-IP02, Class 1A1
4.513%(cc)	12/25/34	155	160,905
Series 2006-R01, Class A2, 1 Month LIBOR + 0.400% (Cap 7.500%, Floor 0.400%)
2.418%(c)	01/25/46	301	128,055
Residential Mortgage Loan Trust,
Series 2019-01, Class A2, 144A
4.089%(cc)	10/25/58	163	164,883
RFMSI Trust,
Series 2006-S09, Class A1
6.250%	09/25/36	58	57,187
Sequoia Mortgage Trust,
Series 2004-08, Class A2, 6 Month LIBOR + 0.740% (Cap 11.500%, Floor 0.370%)
2.757%(c)	09/20/34	154	153,401
Spruce Hill Mortgage Loan Trust,
Series 2019-SH01, Class A1, 144A
3.395%(cc)	04/29/49	1,585	1,594,433
STACR Trust,
Series 2018-DNA02, Class M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.818%(c)	12/25/30	225	225,370
Series 2018-HRP01, Class M2, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.668%(c)	04/25/43	674	675,634
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.868%(c)	02/25/47	55	54,854
Series 2018-HRP02, Class M3, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
4.418%(c)	02/25/47	960	980,642
Starwood Mortgage Residential Trust,
Series 2018-IMC01, Class A2, 144A
3.895%(cc)	03/25/48	100	101,130
Series 2018-IMC02, Class A2, 144A
4.223%(cc)	10/25/48	81	82,374
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	2,150	2,154,069
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.370%)
2.388%(c)	07/25/34	545	555,110
Structured Asset Mortgage Investments II Trust,
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
2.757%(c)	03/19/34	464	460,652
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-220A, Class 3A
4.650%(cc)	06/25/33	23	23,811
Series 2003-26A, Class 3A5
4.280%(cc)	09/25/33	155	157,735
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Thornburg Mortgage Securities Trust,
Series 2004-03, Class A, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.370%)
2.758%(c)	09/25/44	231	$ 232,231
Series 2007-04, Class 3A1
4.031%(cc)	09/25/37	3	2,888
Toorak Mortgage Corp. Ltd.,
Series 2018-01, Class A1, 144A
4.336%	08/25/21	100	101,028
Series 2019-01, Class A1, 144A
4.458%	03/25/22	2,920	2,967,160
Vendee Mortgage Trust,
Series 1996-02, Class 1Z
6.750%	06/15/26	127	140,820
Verus Securitization Trust,
Series 2018-02, Class A1, 144A
3.677%(cc)	06/01/58	462	464,595
Series 2018-02, Class A2, 144A
3.779%(cc)	06/01/58	63	63,183
Series 2018-03, Class A2, 144A
4.180%(cc)	10/25/58	97	97,742
Series 2018-INV02, Class A2, 144A
4.401%(cc)	10/25/58	114	116,405
Series 2019-02, Class A1, 144A
3.211%(cc)	04/25/59	165	166,399
Series 2019-INV01, Class B1, 144A
4.991%	12/25/59	130	131,570
Series 2019-INV01, Class M1, 144A
4.034%(cc)	12/25/59	230	232,768
Series 2019-INV02, Class B1, 144A
4.452%(cc)	07/25/59	100	100,423
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR08, Class 2AB2, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.420%)
2.858%(c)	07/25/45	1,852	1,863,511
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR04, Class A7
4.704%(cc)	05/25/33	207	213,967
Series 2003-S01, Class A5
5.500%	04/25/33	127	132,324
Series 2004-S03, Class 3A2
6.000%	07/25/34	176	184,655
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-07, Class 1A2, 1 Month LIBOR + 0.450% (Cap 9.500%, Floor 0.450%)
2.468%(c)	09/25/35	19	15,253
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-B, Class A1
4.951%(cc)	02/25/34	22	22,373
Series 2004-EE, Class 2A2
4.945%(cc)	12/25/34	90	94,062
Series 2004-O, Class A1
4.883%(cc)	08/25/34	62	63,869
Series 2005-16, Class A8
5.750%	12/25/35	8	8,151
Series 2005-AR09, Class 3A1
5.025%(cc)	06/25/34	73	75,931

A63

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2007-11, Class A85
6.000%	08/25/37	68	$ 69,129
Series 2007-11, Class A96
6.000%	08/25/37	8	8,227

Total Residential Mortgage-Backed Securities (cost $188,184,156)			190,546,687
Sovereign Bonds — 0.1%
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%
2.631%(c)	06/25/22	200	200,403
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.575%
2.713%(c)	06/01/21	250	250,825
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28	645	664,673
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	302	326,915
Province of Quebec (Canada),
Unsec’d. Notes, MTN
6.350%	01/30/26	120	146,124

Total Sovereign Bonds (cost $1,524,050)			1,588,940
U.S. Government Agency Obligations — 3.8%
Fannie Mae Principal Strip, MTN
3.415%(s)	05/15/30	1,750	1,395,008
Federal Home Loan Mortgage Corp.
3.500%	08/01/49	2,465	2,538,820
3.500%	09/01/49	1,811	1,877,166
4.000%	01/01/32	434	460,290
4.000%	10/01/42	723	769,725
4.500%	11/01/45	1,340	1,441,196
4.500%	07/01/47	1,181	1,270,205
5.500%	01/01/33	71	78,140
5.500%	06/01/35	219	248,167
6.000%	09/01/35	119	137,451
6.000%	12/01/36	64	73,435
6.500%	05/01/25	48	49,255
6.500%	08/01/27	130	145,215
6.500%	01/01/29	65	68,687
6.500%	05/01/36	41	47,202
6.500%	09/01/36	24	27,324
6.500%	05/01/37	98	111,437
7.000%	09/01/36	55	55,993
7.000%	11/01/37	216	249,982
8.000%	02/01/38	93	100,744
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.135% (Cap 10.733%, Floor 2.135%)
4.390%(c)	10/01/36	45	47,315
Federal National Mortgage Assoc.
1.828%(s)	10/09/19	2,200	2,198,852
2.350%	05/01/23	1,299	1,316,144
2.370%	08/01/30	3,500	3,551,917
2.619%	12/01/22	814	827,543
2.750%	03/01/22	210	214,822
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.785%	08/01/31	3,575	$ 3,735,259
2.960%	04/01/22	1,724	1,768,614
3.000%	07/01/49	997	1,016,693
3.025%	08/01/29	1,158	1,206,740
3.030%	12/01/21	1,558	1,587,194
3.130%	02/01/30	3,800	4,087,933
3.250%	08/01/34	999	1,087,119
3.340%	11/01/30	683	745,886
3.500%	10/01/32	998	1,031,350
3.500%	11/01/32	767	792,940
3.500%	03/01/33	888	917,806
3.500%	03/01/38	1,166	1,223,476
3.500%	06/01/43	1,195	1,237,104
3.590%	10/01/20	824	830,351
3.690%	11/01/23	1,330	1,420,398
3.885%	08/01/25	1,797	1,972,756
4.000%	06/01/42	1,651	1,755,810
4.000%	07/01/42	944	1,004,595
4.000%	06/01/47	3,168	3,369,211
4.000%	08/01/48	771	802,808
4.000%	07/01/49	2,334	2,430,309
4.000%	09/01/49	1,200	1,253,726
4.500%	04/01/44	1,151	1,243,031
4.500%	04/01/44	1,348	1,454,702
4.500%	05/01/48	1,232	1,314,263
4.500%	10/01/48	1,504	1,589,546
4.500%	06/01/49	1,554	1,640,150
4.500%	08/01/49	2,697	2,851,369
5.000%	06/01/23	137	141,717
5.000%	07/01/25	167	173,120
5.000%	02/01/35	260	280,598
5.000%	10/01/39	519	573,735
5.000%	01/01/40	1,175	1,318,018
5.000%	01/01/44	1,799	1,980,643
5.500%	09/01/23	27	27,255
5.500%	01/01/38	166	187,904
5.500%	02/01/42	902	1,017,676
6.000%	08/01/21	37	38,099
6.000%	09/01/22	6	6,260
6.000%	01/01/24	120	125,419
6.000%	07/01/24	32	33,530
6.000%	04/01/28	78	86,213
6.000%	05/01/28	47	51,562
6.000%	12/01/32	312	359,540
6.000%	03/01/34	357	411,058
6.000%	04/01/34	67	73,285
6.000%	04/01/35	93	107,299
6.000%	01/01/36	31	35,957
6.000%	08/01/37	31	33,893
6.000%	08/01/37	112	128,452
6.500%	09/01/22	35	36,532
6.500%	12/01/23	47	49,399
6.500%	09/01/28	66	73,929
6.500%	07/01/36	18	20,463
6.500%	05/01/37	15	17,371
6.500%	07/01/37	37	41,267
6.500%	10/01/38	53	60,543
6.500%	10/01/38	76	86,982

A64

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
8.000%	12/01/36	504	$ 588,471
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.375% (Cap 10.750%, Floor 2.375%)
4.417%(c)	09/01/37	54	56,660
Government National Mortgage Assoc.
5.000%	07/20/49	1,300	1,407,666
6.000%	08/15/36	1,458	1,671,593
6.000%	09/20/36	69	75,709
6.000%	05/20/38	6	6,607
6.000%	09/20/38	90	103,463
6.000%	03/20/41	46	49,936
6.500%	10/15/23	43	44,739
6.500%	01/15/33	128	149,060
6.500%	01/20/39	43	47,375
6.500%	10/20/39	141	157,088
6.500%	10/20/39	195	219,588
6.500%	12/20/40	455	519,187
7.000%	10/20/38	211	249,687
7.000%	12/20/38	78	91,066
7.500%	01/20/35	142	158,297
8.000%	05/20/32	439	496,157
Residual Funding Corp. Principal Strip
2.745%(s)	01/15/30	1,000	802,839
Resolution Funding Corp. Interest Strip
2.690%(s)	10/15/27	235	199,212
2.830%(s)	01/15/26	270	238,152
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	885	1,260,550
5.880%	04/01/36	3,560	5,163,812
Tennessee Valley Authority Principal Strip
3.840%(s)	06/15/35	1,260	831,918

Total U.S. Government Agency Obligations (cost $84,491,431)			86,839,725
U.S. Treasury Obligations — 6.9%
U.S. Treasury Bonds
2.250%	08/15/46	13,430	13,772,045
2.875%	08/15/45	1,200	1,382,766
3.125%	02/15/43	1,600	1,908,312
3.500%	02/15/39	2,785	3,488,648
3.625%	08/15/43	5,150	6,642,092
3.625%	02/15/44	2,525	3,264,154
3.750%	11/15/43	1,960	2,578,089
U.S. Treasury Notes
1.375%	04/30/20	194	193,432
1.375%	05/31/20	24,400	24,317,078
1.375%	01/31/21	580	576,964
1.500%	05/15/20	3,000	2,993,203
1.750%	11/30/19	3,000	2,998,470
1.875%	08/31/24	580	588,519
2.000%	01/31/20(k)	24,619	24,625,732
2.000%	09/30/20	12,100	12,121,269
2.000%	05/31/21	500	502,324
2.000%	10/31/22	780	789,598
2.125%	01/31/21	10,000	10,045,703
2.250%	03/31/26	8,345	8,670,977
2.375%	05/15/29	3,300	3,504,445
2.500%	05/15/24	1,000	1,041,172
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.625%	05/15/21	607	$ 615,445
2.875%	05/15/28	3,229	3,544,848
2.875%	08/15/28	6,500	7,146,953
U.S. Treasury Strips Coupon
2.036%(s)	05/15/20	824	814,921
2.248%(s)	05/15/28	2,085	1,794,164
2.494%(s)	11/15/28	500	426,482
2.595%(s)	11/15/26	600	532,135
2.671%(s)	08/15/20	6,935	6,824,181
2.699%(s)	02/15/27	2,000	1,764,670
4.165%(s)	02/15/30	4,000	3,318,694
4.721%(s)	11/15/27	1,350	1,175,304
U.S. Treasury Strips Principal
1.663%(s)	02/15/20	725	720,049
2.920%(s)	11/15/41	1,200	756,306

Total U.S. Treasury Obligations (cost $150,082,663)			155,439,144

Total Long-Term Investments (cost $1,853,718,334)			1,938,158,657

	Shares
Short-Term Investments — 16.5%
Affiliated Mutual Funds — 16.5%
PGIM Core Ultra Short Bond Fund(w)(u)	301,945,327	301,945,327
PGIM Institutional Money Market Fund (cost $69,989,727; includes $69,857,816 of cash collateral for securities on loan)(b)(w)	69,974,339	69,981,336

Total Affiliated Mutual Funds (cost $371,935,054)		371,926,663

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
2.001%	11/07/19	279	278,507
(cost $278,429)

Total Short-Term Investments (cost $372,213,483)			372,205,170

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—102.3% (cost $2,225,931,817)			2,310,363,827

	Shares
Securities Sold Short — (0.4)%
Common Stocks — (0.4)%
Automobiles — (0.0)%
Harley-Davidson, Inc.	10,082	(362,650)
Beverages — (0.1)%
Molson Coors Brewing Co. (Class B Stock)	16,367	(941,102)

A65

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products — (0.0)%
Lennox International, Inc.	1,658	$ (402,844)
Capital Markets — (0.0)%
S&P Global, Inc.	895	(219,257)
Electrical Equipment — (0.0)%
Acuity Brands, Inc.	850	(114,572)
Food Products — (0.0)%
Hershey Co. (The)	1,493	(231,400)
Health Care Equipment & Supplies — (0.0)%
Align Technology, Inc.*	2,431	(439,817)
Health Care Providers & Services — (0.0)%
Cardinal Health, Inc.	4,920	(232,175)
Henry Schein, Inc. *	3,092	(196,342)
		(428,517)
Household Durables — (0.0)%
Mohawk Industries, Inc.*	5,681	(704,842)
Household Products — (0.1)%
Clorox Co. (The)	10,376	(1,575,803)
Industrial Conglomerates — (0.1)%
3M Co.	5,088	(836,467)
Machinery — (0.1)%
Caterpillar, Inc.	4,835	(610,709)
Cummins, Inc.	6,696	(1,089,238)
Illinois Tool Works, Inc.	1,481	(231,762)
PACCAR, Inc.	5,608	(392,616)
Parker-Hannifin Corp.	1,272	(229,736)
		(2,554,061)
Road & Rail — (0.0)%
CSX Corp.	6,531	(452,402)

Total Common Stocks (proceeds received $9,092,367)		(9,263,734)

Exchange-Traded Fund — (0.0)%
iShares Nasdaq Biotechnology ETF	6,889	(685,455)
(proceeds received $693,794)

Total Securities Sold Short (proceeds received $9,786,161)		(9,949,189)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—101.9% (cost $2,216,145,656)		2,300,414,638

Liabilities in excess of other assets(z) — (1.9)%		(41,900,684)

Net Assets — 100.0%		$ 2,258,513,954

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ASX	Australian Securities Exchange
BABs	Build America Bonds
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MICEX	Moscow Interbank Currency Exchange
MOEX	Moscow Exchange
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SPI	Swiss Performance Index
STACR	Structured Agency Credit Risk
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,499,380 and 0.2% of net assets.

A66

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,304,783; cash collateral of $69,857,816 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at September 30, 2019:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Allied Universal Holdco LLC, Delayed Draw Term Loan, 3 Month LIBOR + 4.250%, 6.507%, Maturity Date 7/10/2026 (cost $12,598)	13	$12,606	$8	$—
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7	2 Year U.S. Treasury Notes	Dec. 2019	$ 1,508,500	$ 1,683
33	5 Year U.S. Treasury Notes	Dec. 2019	3,931,899	15,089
462	10 Year Australian Treasury Bonds	Dec. 2019	45,947,475	341,706
1,433	10 Year U.S. Treasury Notes	Dec. 2019	186,737,812	(829,852)
32	10 Year U.S. Ultra Treasury Notes	Dec. 2019	4,557,000	46,236
3	20 Year U.S. Treasury Bonds	Dec. 2019	486,938	8,338
17	ASX SPI 200 Index	Dec. 2019	1,916,757	5,144
256	FTSE 100 Index	Dec. 2019	23,240,659	341,221
274	Mini MSCI EAFE Index	Dec. 2019	26,008,080	(61,757)
788	S&P 500 E-Mini Index	Dec. 2019	117,352,900	(753,570)
106	S&P Mid Cap 400 E-Mini Index	Dec. 2019	20,542,800	(333,745)
3	TOPIX Index	Dec. 2019	440,601	13,593
				(1,205,914)
Short Positions:
3	90 Day Euro Dollar	Dec. 2019	735,300	(7,013)
2	90 Day Euro Dollar	Jun. 2020	492,225	(7,125)
2	2 Year U.S. Treasury Notes	Dec. 2019	431,000	887
4	5 Year U.S. Treasury Notes	Dec. 2019	476,594	(2,227)
180	10 Year Euro-Bund	Dec. 2019	34,186,282	400,018
6	10 Year U.S. Treasury Notes	Dec. 2019	781,875	5,315
401	ASX SPI 200 Index	Dec. 2019	45,212,909	(46,185)
579	Euro STOXX 50 Index	Dec. 2019	22,434,931	(288,584)
1,211	Mini MSCI Emerging Markets Index	Dec. 2019	60,665,045	1,135,943
A67

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1,966	MSCI Europe Index	Dec. 2019	$ 49,392,501	$ (607,710)
295	Russell 2000 E-Mini Index	Dec. 2019	22,493,750	919,579
298	S&P/TSX 60 Index	Dec. 2019	44,810,779	96,000
				1,598,898
				$ 392,984
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/03/19	Citibank, N.A.	GBP	620	$ 766,002	$ 762,789	$ —	$ (3,213)
Expiring 10/03/19	Toronto-Dominion Bank	GBP	1,021	1,271,732	1,256,085	—	(15,647)
Expiring 10/29/19	Australia And New Zealand Banking Group Ltd.	GBP	9,961	12,414,874	12,262,617	—	(152,257)
Expiring 10/29/19	Royal Bank of Scotland PLC	GBP	172	215,140	212,237	—	(2,903)
Danish Krone,
Expiring 10/29/19	Toronto-Dominion Bank	DKK	9,382	1,386,300	1,373,028	—	(13,272)
Euro,
Expiring 10/03/19	Citibank, N.A.	EUR	8,920	9,827,996	9,724,867	—	(103,129)
Expiring 10/03/19	Royal Bank of Scotland PLC	EUR	12,982	14,287,175	14,152,922	—	(134,253)
Expiring 10/29/19	Royal Bank of Scotland PLC	EUR	244	269,129	266,437	—	(2,692)
Hong Kong Dollar,
Expiring 10/03/19	Citibank, N.A.	HKD	24,506	3,126,234	3,126,876	642	—
Expiring 10/03/19	Citibank, N.A.	HKD	6,015	767,436	767,484	48	—
Expiring 10/03/19	Royal Bank of Scotland PLC	HKD	6,295	804,433	803,211	—	(1,222)
Expiring 10/03/19	Toronto-Dominion Bank	HKD	7,871	1,003,938	1,004,267	329	—
Japanese Yen,
Expiring 10/03/19	Citibank, N.A.	JPY	347,820	3,243,082	3,217,461	—	(25,621)
Expiring 10/03/19	Toronto-Dominion Bank	JPY	122,288	1,136,728	1,131,202	—	(5,526)
Expiring 10/03/19	Toronto-Dominion Bank	JPY	75,120	696,951	694,886	—	(2,065)
Expiring 10/31/19	State Street Bank & Trust Company	JPY	95,512	890,364	885,308	—	(5,056)
Singapore Dollar,
Expiring 10/03/19	Citibank, N.A.	SGD	748	542,465	541,484	—	(981)
Swedish Krona,
Expiring 10/29/19	Toronto-Dominion Bank	SEK	8,896	919,077	905,532	—	(13,545)
Swiss Franc,
Expiring 10/03/19	Toronto-Dominion Bank	CHF	1,576	1,597,660	1,579,555	—	(18,105)
Expiring 10/03/19	Toronto-Dominion Bank	CHF	633	638,271	634,245	—	(4,026)
				$55,804,987	$55,302,493	1,019	(503,513)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/03/19	Citibank, N.A.	GBP	1,642	$ 2,008,459	$ 2,018,874	$ —	$ (10,415)
Expiring 11/01/19	Toronto-Dominion Bank	GBP	1,021	1,273,263	1,257,656	15,607	—
Euro,
Expiring 10/03/19	Citibank, N.A.	EUR	21,902	24,311,837	23,877,789	434,048	—
Expiring 10/29/19	Royal Bank of Scotland PLC	EUR	44,719	49,314,126	48,854,249	459,877	—
A68

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/29/19	Royal Bank of Scotland PLC	EUR	1,499	$ 1,660,056	$ 1,638,014	$ 22,042	$ —
Expiring 10/31/19	State Street Bank & Trust Company	EUR	758	857,737	828,236	29,501	—
Expiring 11/01/19	Royal Bank of Scotland PLC	EUR	12,982	14,318,631	14,185,806	132,825	—
Hong Kong Dollar,
Expiring 10/03/19	Citibank, N.A.	HKD	2,258	287,847	288,103	—	(256)
Expiring 10/03/19	Citibank, N.A.	HKD	2,255	287,547	287,720	—	(173)
Expiring 10/03/19	National Australia Bank Limited	HKD	32,303	4,120,073	4,121,748	—	(1,675)
Expiring 11/01/19	Citibank, N.A.	HKD	24,506	3,127,739	3,128,402	—	(663)
Japanese Yen,
Expiring 10/03/19	Citibank, N.A.	JPY	545,228	5,127,742	5,043,550	84,192	—
Expiring 11/01/19	Citibank, N.A.	JPY	347,820	3,249,484	3,224,158	25,326	—
Norwegian Krone,
Expiring 10/29/19	Royal Bank of Scotland PLC	NOK	2,238	246,603	246,113	490	—
Expiring 10/29/19	Royal Bank of Scotland PLC	NOK	1,525	168,832	167,719	1,113	—
Singapore Dollar,
Expiring 10/03/19	Royal Bank of Scotland PLC	SGD	36	26,093	26,042	51	—
Expiring 10/03/19	Toronto-Dominion Bank	SGD	712	513,892	515,443	—	(1,551)
Swiss Franc,
Expiring 10/03/19	National Australia Bank Limited	CHF	2,209	2,245,743	2,213,800	31,943	—
Expiring 10/29/19	Royal Bank of Scotland PLC	CHF	2,427	2,469,021	2,437,774	31,247	—
Expiring 11/01/19	Toronto-Dominion Bank	CHF	1,576	1,601,613	1,583,753	17,860	—
				$117,216,338	$115,944,949	1,286,122	(14,733)
						$1,287,141	$(518,246)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
People’s Republic of China	12/20/24	1.000%(Q)	1,770	$(52,672)	$(46,271)	$ 6,401
United Mexican States	12/20/24	1.000%(Q)	2,070	12,137	15,898	3,761
				$(40,535)	$(30,373)	$10,162

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.EM.32.V1	12/20/24	1.000%(Q)		1,810	$ 92,310	$ 94,663	$ 2,353
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)		300	(18,900)	(21,614)	(2,714)
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)		2,660	(53,014)	(53,142)	(128)
iTraxx.EUR.32.V1	12/20/24	1.000%(Q)	EUR	5,030	(127,723)	(129,912)	(2,189)
					$(107,327)	$(110,005)	$(2,678)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.6.V2	05/24/46	0.110%(Q)	170	$12,319	$—	$12,319	Credit Suisse International
A69

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
ABX.6.V2	05/25/46	0.110%(Q)	190	$13,769	$—	$13,769	Barclays Bank PLC
ABX.6.V2	05/25/46	0.110%(Q)	150	10,870	—	10,870	Bank of America, N.A.
ABX.6.V2	05/25/46	0.110%(Q)	90	6,522	—	6,522	Credit Suisse International
ABX.6.V2	05/25/46	0.110%(Q)	70	5,073	—	5,073	Bank of America, N.A.
CDX.IOS.10.V1	01/12/41	5.000%(S)	580	(67)	—	(67)	Citigroup Global Markets, Inc.
CDX.IOS.10.V1	01/12/41	5.000%(S)	580	(67)	—	(67)	Citigroup Global Markets, Inc.
CDX.IOS.11.V1	01/12/42	4.000%(M)	490	764	—	764	Bank of America, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(M)	450	27	—	27	Bank of America, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(M)	440	26	—	26	Citigroup Global Markets, Inc.
CDX.IOS.11.V1	01/12/42	4.000%(S)	440	26	—	26	Citigroup Global Markets, Inc.
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	(227)	—	(227)	Barclays Bank PLC
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	(227)	—	(227)	Citigroup Global Markets, Inc.
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	(227)	—	(227)	Goldman Sachs International
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	(227)	—	(227)	Goldman Sachs International
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	(227)	—	(227)	Morgan Stanley Capital Services, LLC
CMBX.NA.BBB.4.V1	02/17/51	5.000%(M)	350	1,950	—	1,950	Citigroup Global Markets, Inc.
				$50,077	$—	$50,077
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Anglo American PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 433	$ 4,530	$—	$ 4,530
Ashtead Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 502	(6,210)	—	(6,210)
Avast PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 449	21,273	—	21,273
A70

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BHP Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 437	$ (7,943)	$—	$ (7,943)
Diageo PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 808	(13,096)	—	(13,096)
GlaxoSmithKline PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 1,182	56,606	—	56,606
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 292	12,515	—	12,515
Polymetal International PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 502	(2,607)	—	(2,607)
Prudential PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 553	16,609	—	16,609
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 535	(1,482)	—	(1,482)
Segro PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 445	21,417	—	21,417
Serco Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 289	(1,421)	—	(1,421)
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 409	40,024	—	40,024
Trainline PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 203	(28,797)	—	(28,797)
WPP PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	10/07/19	GBP 467	11,387	—	11,387
					$122,805	$—	$122,805

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A71